UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES
Investment Company Act file number
811-05202
BNY Mellon Investment Funds IV, Inc.
(Exact name of registrant as specified in charter)

c/o BNY Mellon Investment Adviser, Inc.
240 Greenwich Street
New York, New York 10286
(Address of Principal Executive Officer) (Zip Code)

Deirdre Cunnane, Esq.
240 Greenwich Street
New York, New York 10286
(Name and Address of Agent for Service)
Registrant's telephone number, including area code:
(212) 922-6400
Date of fiscal year end:
10/31
Date of reporting period:
4/30/26
The following N-CSR relates only to the Registrant's series listed below and does not relate to any series of the Registrant with a different fiscal year end and, therefore, different N-CSR reporting requirements. A separate N-CSR will be filed for any series with a different fiscal year end, as appropriate.
BNY Mellon Bond Market Index Fund
BNY Mellon Institutional S&P 500 Stock Index Fund
ITEM 1 - Reports to Stockholders
BNY Mellon Bond Market Index Fund
SEMI-ANNUAL
SHAREHOLDER
REPORT
April 30, 2026
Class I – DBIRX
This semi-annual shareholder report contains important information about BNY Mellon Bond Market Index Fund (the “Fund”) for the period of November 1, 2025 to April 30, 2026. You can find additional information about the Fund at bny.com/investments/literaturecenter. You can also request this information by calling 1-800-373-9387 (inside the U.S. only) or by sending an e-mail request to info@bny.com.
This report describes changes to the Fund that occurred during the reporting period.
What were the Fund’s costs for the last six months ?
(based on a hypothetical $10,000 investment)
Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I*	$7	0.15%**
*	During the period, fees were waived and/or expenses reimbursed pursuant to an agreement with the Fund’s investment adviser, BNY Mellon Investment Adviser, Inc.
**	Annualized.
KEY FUND STATISTICS (AS OF 4/30/26 )
Fund Size (Millions)	Number of Holdings	Portfolio Turnover
$401	2,443	83.66%
Portfolio Holdings (as of 4/30/26 )
Sector Allocation (Based on Net Assets)

Government
49.5%
Mortgage Securities
25.2%
Financial
7.8%
Investment Companies
5.6%
Consumer, Non-cyclical
4.2%
Utilities
2.5%
Communications
2.2%
Technology
2.0%
Industrial
1.9%
Energy
1.7%
Consumer, Cyclical
1.5%
Net Other Assets and Liabilities
-4.1%

Allocation of Holdings (Based on Net Assets)

U.S. Treasury Securities
45.5%
U.S. Government Agencies Mortgage-Backed - Long
26.7%
Corporate Bonds and Notes
25.6%
Investment Companies
5.6%
Foreign Governmental
1.5%
U.S. Government Agencies Collateralized Municipal-Backed
0.8%
Commercial Mortgage-Backed
0.6%
U.S. Government Agencies Obligations
0.6%
Municipal Securities
0.6%
Asset-Backed Securities
0.4%
U.S. Government Agencies Mortgage-Backed - Short
-2.9%
Net Other Assets and Liabilities
-5.0%

Changes in or Disagreements with Accountants
  Starting January 1, 2026, Ernst & Young LLP (“EY”) became the independent registered public accounting firm of the Fund and KPMG LLP was discharged as the Fund’s accounting firm. EY serves as the independent registered public accounting firm for all funds in the BNY Mellon Family of Funds. There were no disagreements with the former accounting firm during the Fund’s fiscal years ended October 31, 2025 and October 31, 2024 and the subsequent interim period through January 1, 2026.
This is a summary of certain changes to the Fund since November 1, 2025 . For more complete information, you may review the Fund’s current prospectus dated February 27, 2026 at bny.com/investments/literaturecenter or upon request at 1-800-373-9387.
For additional information about the Fund, including its prospectus, financial information, portfolio holdings and proxy voting information, please visit bny.com/investments/literaturecenter .
Not FDIC Insured. Not Bank-Guaranteed. May Lose Value
© 2026 BNY Mellon Securities Corporation, Distributor,
240 Greenwich Street, 9th Floor, New York, NY 10286
Code-0710SA0426

BNY Mellon Bond Market Index Fund
SEMI-ANNUAL
SHAREHOLDER
REPORT
April 30, 2026
Investor Shares – DBMIX
This semi-annual shareholder report contains important information about BNY Mellon Bond Market Index Fund (the “Fund”) for the period of November 1, 2025 to April 30, 2026. You can find additional information about the Fund at bny.com/investments/literaturecenter. You can also request this information by calling 1-800-373-9387 (inside the U.S. only) or by sending an e-mail request to info@bny.com.
This report describes changes to the Fund that occurred during the reporting period.
What were the Fund’s costs for the last six months ?
(based on a hypothetical $10,000 investment)
Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Shares*	$20	0.40%**
*	During the period, fees were waived and/or expenses reimbursed pursuant to an agreement with the Fund’s investment adviser, BNY Mellon Investment Adviser, Inc.
**	Annualized.
KEY FUND STATISTICS (AS OF 4/30/26 )
Fund Size (Millions)	Number of Holdings	Portfolio Turnover
$401	2,443	83.66%
Portfolio Holdings (as of 4/30/26 )
Sector Allocation (Based on Net Assets)
Allocation of Holdings (Based on Net Assets)

Changes in or Disagreements with Accountants
  Starting January 1, 2026, Ernst & Young LLP (“EY”) became the independent registered public accounting firm of the Fund and KPMG LLP was discharged as the Fund’s accounting firm. EY serves as the independent registered public accounting firm for all funds in the BNY Mellon Family of Funds. There were no disagreements with the former accounting firm during the Fund’s fiscal years ended October 31, 2025 and October 31, 2024 and the subsequent interim period through January 1, 2026.
This is a summary of certain changes to the Fund since November 1, 2025 . For more complete information, you may review the Fund’s current prospectus dated February 27, 2026 at bny.com/investments/literaturecenter or upon request at 1-800-373-9387.
For additional information about the Fund, including its prospectus, financial information, portfolio holdings and proxy voting information, please visit bny.com/investments/literaturecenter .
Not FDIC Insured. Not Bank-Guaranteed. May Lose Value
© 2026 BNY Mellon Securities Corporation, Distributor,
240 Greenwich Street, 9th Floor, New York, NY 10286
Code-0310SA0426

BNY Mellon Institutional S&P 500 Stock Index Fund
SEMI-ANNUAL
SHAREHOLDER
REPORT
April 30, 2026
Class I – DSPIX
This semi-annual shareholder report contains important information about BNY Mellon Institutional S&P 500 Stock Index Fund (the “Fund”) for the period of November 1, 2025 to April 30, 2026. You can find additional information about the Fund at bny.com/investments/literaturecenter. You can also request this information by calling 1-800-373-9387 (inside the U.S. only) or by sending an e-mail request to info@bny.com.
This report describes changes to the Fund that occurred during the reporting period.
What were the Fund’s costs for the last six months ?
(based on a hypothetical $10,000 investment)
Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I*	$10	0.20%**
*	During the period, fees were waived and/or expenses reimbursed pursuant to an agreement with the Fund’s investment adviser, BNY Mellon Investment Adviser, Inc.
**	Annualized.
KEY FUND STATISTICS (AS OF 4/30/26 )
Fund Size (Millions)	Number of Holdings	Portfolio Turnover
$1,367	505	1.19%
Portfolio Holdings (as of 4/30/26 )
Top Ten Holdings (Based on Net Assets) *
* Excludes money market funds or other short-term securities held for the investment of cash and cash collateral for securities loaned, if any.
Sector Allocation (Based on Net Assets)

Information Technology
34.7%
Financials
11.9%
Communication Services
10.9%
Consumer Discretionary
9.9%
Industrials
8.8%
Health Care
8.4%
Consumer Staples
4.9%
Energy
3.5%
Utilities
2.3%
Materials
1.9%
Real Estate
1.9%
Net Other Assets and Liabilities
0.9%

How has the Fund changed?
  Effective November 14, 2025, the Fund may operate as a non-diversified fund, as defined under the Investment Company Act of 1940, as amended, to the approximate extent the S&P 500® Index is non-diversified, without shareholder approval. The Fund may therefore operate as non-diversified solely as a result of a change in relative market capitalization or index weighting of one or more constituents of the index.
Changes in or Disagreements with Accountants
  Starting January 1, 2026, Ernst & Young LLP (“EY”) became the independent registered public accounting firm of the Fund and KPMG LLP was discharged as the Fund’s accounting firm. EY serves as the independent registered public accounting firm for all funds in the BNY Mellon Family of Funds. There were no disagreements with the former accounting firm during the Fund’s fiscal years ended October 31, 2025 and October 31, 2024 and the subsequent interim period through January 1, 2026.
This is a summary of certain changes to the Fund since November 1, 2025 . For more complete information, you may review the Fund’s current prospectus dated February 27, 2026 at bny.com/investments/literaturecenter or upon request at 1-800-373-9387.
For additional information about the Fund, including its prospectus, financial information, portfolio holdings and proxy voting information, please visit bny.com/investments/literaturecenter .
Not FDIC Insured. Not Bank-Guaranteed. May Lose Value
© 2026 BNY Mellon Securities Corporation, Distributor,
240 Greenwich Street, 9th Floor, New York, NY 10286
Code-0713SA0426

Item 2.	Code of Ethics.

Not applicable.

Item 3.	Audit Committee Financial Expert.

Not applicable.

Item 4.	Principal Accountant Fees and Services.

Not applicable.

Item 5.	Audit Committee of Listed Registrants.

Not applicable.

Item 6.	Investments.

Not applicable.

BNY Mellon Bond Market Index Fund
SEMI-ANNUAL FINANCIALS AND OTHER INFORMATION
April 30, 2026

Class	Ticker
I	DBIRX
Investor	DBMIX

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The views expressed in this report reflect those of the portfolio manager(s) only through the end of the period covered and do not necessarily represent the views of BNY Mellon Investment Adviser, Inc. or any other person in the BNY Mellon Investment Adviser, Inc. organization. Any such views are subject to change at any time based upon market or other conditions and BNY Mellon Investment Adviser, Inc. disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a fund in the BNY Mellon Family of Funds are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any fund in the BNY Mellon
Family of Funds.
Not FDIC-Insured • Not Bank-Guaranteed • May Lose Value

Contents
The Fund
Please note the Semi-Annual Financials and Other Information only contains Items 7-11 required in Form N-CSR. All other required items will be filed with the Securities and Exchange Commission (the “SEC”).

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies.
BNY Mellon Bond Market Index Fund
SCHEDULE OF INVESTMENTS
April 30, 2026 (Unaudited)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Asset-Backed Securities — .4%
Asset-Backed Certificates/Auto Receivables — .3%
Ford Credit Floorplan Master Owner Trust, Ser. 2018-4, Cl. A	4.06	11/15/2030	200,000	198,872
Mercedes-Benz Auto Lease Trust, Ser. 2025-A, Cl. A4	4.69	2/18/2031	150,000	151,327
Mercedes-Benz Auto Receivables Trust, Ser. 2025-1, Cl. A4	4.92	4/15/2031	100,000	101,423
Santander Drive Auto Receivables Trust, Ser. 2025-4, Cl. A3	4.17	4/15/2030	250,000	250,111
Toyota Auto Receivables Owner Trust, Ser. 2025-B, Cl. A3	4.34	11/15/2029	130,000	130,433
Volkswagen Auto Loan Enhanced Trust, Ser. 2025-1, Cl. A4	4.61	7/21/2031	150,000	151,452
				983,618
Asset-Backed Certificates/Credit Cards — .1%
American Express Credit Account Master Trust, Ser. 2023-2, Cl. A	4.80	5/15/2030	250,000	253,423
Capital One Multi-Asset Execution Trust, Ser. 2021-A2, Cl. A2	1.39	7/15/2030	300,000	282,482
				535,905
Total Asset-Backed Securities (cost $1,520,123)				1,519,523
Commercial Mortgage-Backed — .6%
Commercial Mortgage Pass-Through Certificates — .6%
Bank Trust, Ser. 2019-BN21, Cl. A5	2.85	10/17/2052	400,000	377,568
Bank Trust, Ser. 2020-BN27, Cl. AS	2.55	4/15/2063	150,000	131,767
BBCMS Mortgage Trust, Ser. 2020-C7, Cl. AS	2.44	4/15/2053	200,000	176,844
BBCMS Mortgage Trust, Ser. 2022-C15, Cl. A5	3.66	4/15/2055	300,000	276,710
Benchmark Mortgage Trust, Ser. 2019-B10, Cl. A4	3.72	3/15/2062	300,000	292,248
Benchmark Mortgage Trust, Ser. 2020-IG1, Cl. AS	2.91	9/15/2043	250,000	213,205
Benchmark Mortgage Trust, Ser. 2022-B35, Cl. A5	4.59	5/15/2055	150,000	145,466
GS Mortgage Securities Trust, Ser. 2020-GC45, Cl. AS	3.17	2/13/2053	200,000	185,197
UBS Commercial Mortgage Trust, Ser. 2018-C12, Cl. A5	4.30	8/15/2051	250,000	247,817
Wells Fargo Commercial Mortgage Trust, Ser. 2018-C44, Cl. A5	4.21	5/15/2051	400,000	396,850
Wells Fargo Commercial Mortgage Trust, Ser. 2019-C50, Cl. ASB	3.64	5/15/2052	127,011	125,869
Total Commercial Mortgage-Backed (cost $2,806,485)				2,569,541
Corporate Bonds and Notes — 25.6%
Aerospace & Defense — .5%
GE Capital International Funding Co. Unlimited Co., Gtd. Notes(a)	4.42	11/15/2035	100,000	95,772
General Dynamics Corp., Gtd. Notes	4.25	4/1/2050	150,000	125,716
General Electric Co., Sr. Unscd. Notes	4.30	7/29/2030	100,000	99,817
HEICO Corp., Gtd. Notes	5.35	8/1/2033	100,000	101,831
Honeywell Aerospace, Inc., Gtd. Notes(b)	4.30	3/16/2031	100,000	98,810
Honeywell Aerospace, Inc., Gtd. Notes(b)	5.62	3/16/2046	100,000	98,411
Lockheed Martin Corp., Sr. Unscd. Notes	4.07	12/15/2042	100,000	84,476
Lockheed Martin Corp., Sr. Unscd. Notes	5.00	8/15/2035	100,000	100,778
Northrop Grumman Corp., Sr. Unscd. Notes	4.03	10/15/2047	160,000	125,972
Northrop Grumman Corp., Sr. Unscd. Notes	4.70	3/15/2033	100,000	99,497
RTX Corp., Sr. Unscd. Notes	4.13	11/16/2028	210,000	209,206
RTX Corp., Sr. Unscd. Notes	4.63	11/16/2048	105,000	89,458
RTX Corp., Sr. Unscd. Notes	6.10	3/15/2034	75,000	80,761
RTX Corp., Sr. Unscd. Notes(a)	6.40	3/15/2054	75,000	80,863
RTX Corp., Sr. Unscd. Notes	7.20	8/15/2027	150,000	155,503
The Boeing Company, Sr. Unscd. Notes	3.50	3/1/2039	100,000	80,759
The Boeing Company, Sr. Unscd. Notes	3.75	2/1/2050	125,000	89,425

SCHEDULE OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Corporate Bonds and Notes — 25.6% (continued)
Aerospace & Defense — .5% (continued)
The Boeing Company, Sr. Unscd. Notes	5.15	5/1/2030	150,000	152,462
The Boeing Company, Sr. Unscd. Notes	5.93	5/1/2060	100,000	96,890
				2,066,407
Agriculture — .3%
Altria Group, Inc., Gtd. Notes	3.70	2/4/2051	100,000	68,878
Altria Group, Inc., Gtd. Notes	4.80	2/14/2029	150,000	151,141
Altria Group, Inc., Gtd. Notes	5.25	8/6/2035	100,000	99,933
BAT Capital Corp., Gtd. Notes	3.56	8/15/2027	43,000	42,559
BAT Capital Corp., Gtd. Notes	4.39	8/15/2037	180,000	164,017
BAT Capital Corp., Gtd. Notes(a)	5.63	8/15/2035	100,000	103,162
BAT Capital Corp., Gtd. Notes	5.65	3/16/2052	100,000	93,066
Bunge Ltd. Finance Corp., Gtd. Notes	4.20	9/17/2029	100,000	99,132
Philip Morris International, Inc., Sr. Unscd. Notes	4.50	3/20/2042	150,000	131,575
Philip Morris International, Inc., Sr. Unscd. Notes	5.13	11/17/2027	150,000	151,776
				1,105,239
Airlines — .1%
American Airlines Pass-Through Trust, Ser. 2016-1, Cl. AA	3.58	1/15/2028	298,769	294,310
JetBlue Airways Corp. Pass-Through Trust, Ser. 2019-1, Cl. AA	2.75	5/15/2032	215,869	191,150
				485,460
Automobiles & Components — .5%
American Honda Finance Corp., Sr. Unscd. Notes	4.50	9/4/2030	200,000	197,565
American Honda Finance Corp., Sr. Unscd. Notes	4.60	4/17/2030	100,000	99,257
American Honda Finance Corp., Sr. Unscd. Notes	5.65	11/15/2028	100,000	102,547
Cummins, Inc., Sr. Unscd. Notes	2.60	9/1/2050	100,000	59,928
Cummins, Inc., Sr. Unscd. Notes	4.90	2/20/2029	100,000	101,702
Ford Motor Credit Co. LLC, Sr. Unscd. Notes	6.80	11/7/2028	200,000	207,490
Ford Motor Credit Co. LLC, Sr. Unscd. Notes	7.12	11/7/2033	200,000	212,311
General Motors Co., Sr. Unscd. Notes	4.20	10/1/2027	180,000	179,267
General Motors Co., Sr. Unscd. Notes(a)	6.25	4/15/2035	100,000	104,840
General Motors Financial Co., Inc., Sr. Unscd. Notes	2.40	4/10/2028	150,000	144,286
General Motors Financial Co., Inc., Sr. Unscd. Notes	2.70	6/10/2031	30,000	27,042
General Motors Financial Co., Inc., Sr. Unscd. Notes	5.85	4/6/2030	100,000	103,769
Magna International, Inc., Sr. Unscd. Notes	2.45	6/15/2030	200,000	184,210
Toyota Motor Corp., Sr. Unscd. Notes	5.12	7/13/2033	100,000	102,610
Toyota Motor Credit Corp., Sr. Unscd. Notes	1.65	1/10/2031	150,000	132,054
Toyota Motor Credit Corp., Sr. Unscd. Notes	4.63	1/12/2028	100,000	100,879
				2,059,757
Banks — 5.5%
Australia & New Zealand Banking Group Ltd., Sr. Unscd. Notes	4.36	6/18/2028	250,000	251,106
Banco Santander SA, Sr. Notes	5.13	11/6/2035	200,000	195,599
Bank of America Corp., Sr. Unscd. Notes	1.90	7/23/2031	200,000	178,465
Bank of America Corp., Sr. Unscd. Notes	2.50	2/13/2031	270,000	250,091
Bank of America Corp., Sr. Unscd. Notes	2.57	10/20/2032	125,000	111,403
Bank of America Corp., Sr. Unscd. Notes	2.68	6/19/2041	145,000	104,278
Bank of America Corp., Sr. Unscd. Notes	2.97	2/4/2033	120,000	108,763
Bank of America Corp., Sr. Unscd. Notes(a)	2.97	7/21/2052	85,000	54,070
Bank of America Corp., Sr. Unscd. Notes	3.19	7/23/2030	130,000	124,714
Bank of America Corp., Sr. Unscd. Notes	4.27	7/23/2029	180,000	179,170
Bank of America Corp., Sr. Unscd. Notes	4.70	4/23/2032	60,000	59,768
Bank of America Corp., Sr. Unscd. Notes	4.98	1/24/2029	100,000	100,824

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Corporate Bonds and Notes — 25.6% (continued)
Banks — 5.5% (continued)
Bank of America Corp., Sr. Unscd. Notes	5.16	1/24/2031	100,000	101,883
Bank of America Corp., Sr. Unscd. Notes	5.47	1/23/2035	100,000	102,198
Bank of America Corp., Sr. Unscd. Notes	5.51	1/24/2036	100,000	102,315
Bank of America Corp., Sr. Unscd. Notes	5.87	9/15/2034	150,000	157,367
Bank of America Corp., Sr. Unscd. Notes	6.20	11/10/2028	300,000	307,893
Bank of America Corp., Sub. Notes	3.85	3/8/2037	200,000	185,853
Bank of America Corp., Sub. Notes	5.49	4/23/2037	100,000	99,462
Bank of America Corp., Sub. Notes, Ser. L	4.18	11/25/2027	250,000	249,516
Bank of Montreal, Sr. Unscd. Notes	4.06	9/22/2028	200,000	199,159
Bank of Montreal, Sr. Unscd. Notes, Ser. J(a)	4.34	3/19/2030	100,000	99,494
BankUnited, Inc., Sub. Notes	5.13	6/11/2030	90,000	89,875
Barclays PLC, Sr. Unscd. Notes	4.34	1/10/2028	200,000	199,540
Barclays PLC, Sr. Unscd. Notes	5.86	8/11/2046	200,000	198,295
Citigroup, Inc., Sr. Unscd. Notes	3.67	7/24/2028	100,000	99,093
Citigroup, Inc., Sr. Unscd. Notes	3.88	1/24/2039	60,000	51,944
Citigroup, Inc., Sr. Unscd. Notes	4.08	4/23/2029	100,000	99,271
Citigroup, Inc., Sr. Unscd. Notes	4.28	4/24/2048	100,000	81,496
Citigroup, Inc., Sr. Unscd. Notes	4.65	7/23/2048	150,000	129,997
Citigroup, Inc., Sr. Unscd. Notes	4.91	5/24/2033	70,000	69,844
Citigroup, Inc., Sr. Unscd. Notes	4.95	5/7/2031	100,000	100,714
Citigroup, Inc., Sr. Unscd. Notes	6.27	11/17/2033	300,000	320,778
Citigroup, Inc., Sr. Unscd. Notes	6.63	1/15/2028	100,000	103,904
Citigroup, Inc., Sub. Notes	4.75	5/18/2046	100,000	84,675
Citigroup, Inc., Sub. Notes	5.83	2/13/2035	100,000	101,905
Citizens Financial Group, Inc., Sr. Unscd. Notes	5.84	1/23/2030	100,000	102,925
Deutsche Bank AG, Sr. Notes(a)	5.06	4/14/2032	200,000	199,820
Deutsche Bank AG, Sub. Notes	7.08	2/10/2034	200,000	215,096
First Citizens BancShares, Inc., Sr. Unscd. Notes	4.87	3/3/2032	100,000	96,903
First Citizens BancShares, Inc., Sr. Unscd. Notes	5.23	3/12/2031	100,000	99,608
Goldman Sachs Capital I, Ltd. Gtd. Notes	6.35	2/15/2034	100,000	104,924
HSBC Holdings PLC, Sr. Unscd. Notes	4.95	3/31/2030	400,000	405,277
HSBC Holdings PLC, Sr. Unscd. Notes	5.40	8/11/2033	300,000	305,095
HSBC Holdings PLC, Sub. Notes	7.40	11/13/2034	250,000	277,867
JPMorgan Chase & Co., Sr. Unscd. Bonds	5.50	1/24/2036	50,000	51,220
JPMorgan Chase & Co., Sr. Unscd. Notes	1.76	11/19/2031	75,000	66,072
JPMorgan Chase & Co., Sr. Unscd. Notes	2.53	11/19/2041	80,000	56,129
JPMorgan Chase & Co., Sr. Unscd. Notes	2.58	4/22/2032	300,000	271,537
JPMorgan Chase & Co., Sr. Unscd. Notes	2.96	1/25/2033	110,000	99,893
JPMorgan Chase & Co., Sr. Unscd. Notes	3.90	1/23/2049	105,000	81,047
JPMorgan Chase & Co., Sr. Unscd. Notes	4.26	2/22/2048	200,000	164,222
JPMorgan Chase & Co., Sr. Unscd. Notes	4.49	3/24/2031	300,000	298,989
JPMorgan Chase & Co., Sr. Unscd. Notes	4.60	10/22/2030	100,000	100,271
JPMorgan Chase & Co., Sr. Unscd. Notes	4.81	10/22/2036	50,000	48,589
JPMorgan Chase & Co., Sr. Unscd. Notes	4.85	7/25/2028	200,000	201,120
JPMorgan Chase & Co., Sr. Unscd. Notes	4.92	1/24/2029	100,000	100,823
JPMorgan Chase & Co., Sr. Unscd. Notes	4.95	10/22/2035	200,000	197,820
JPMorgan Chase & Co., Sr. Unscd. Notes	5.01	1/23/2030	100,000	101,207
JPMorgan Chase & Co., Sr. Unscd. Notes	5.14	1/24/2031	100,000	101,799
JPMorgan Chase & Co., Sr. Unscd. Notes	5.15	4/23/2037	100,000	99,441
JPMorgan Chase & Co., Sr. Unscd. Notes	5.29	7/22/2035	200,000	202,280

SCHEDULE OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Corporate Bonds and Notes — 25.6% (continued)
Banks — 5.5% (continued)
JPMorgan Chase & Co., Sr. Unscd. Notes	5.34	1/23/2035	100,000	101,392
JPMorgan Chase & Co., Sr. Unscd. Notes	5.77	4/22/2035	65,000	67,780
Keybank National Association, Sub. Notes	6.95	2/1/2028	100,000	103,803
KeyCorp, Sr. Unscd. Notes(a)	6.40	3/6/2035	100,000	106,362
Kreditanstalt fuer Wiederaufbau, Govt. Gtd. Bonds	3.50	8/9/2028	200,000	198,404
Kreditanstalt fuer Wiederaufbau, Govt. Gtd. Bonds	3.75	2/15/2028	105,000	104,852
Kreditanstalt fuer Wiederaufbau, Govt. Gtd. Notes	4.00	6/28/2027	100,000	100,171
Kreditanstalt fuer Wiederaufbau, Govt. Gtd. Notes	4.13	7/15/2033	200,000	198,894
Kreditanstalt fuer Wiederaufbau, Govt. Gtd. Notes, Ser. GLOB	3.88	5/15/2028	200,000	199,997
Landwirtschaftliche Rentenbank, Govt. Gtd. Bonds(a)	3.63	10/8/2030	100,000	98,471
Landwirtschaftliche Rentenbank, Govt. Gtd. Notes	4.13	5/28/2030	100,000	100,572
Lloyds Banking Group PLC, Sr. Unscd. Notes	4.55	8/16/2028	300,000	300,743
Lloyds Banking Group PLC, Sr. Unscd. Notes	5.59	11/26/2035	200,000	204,047
M&T Bank Corp., Sr. Unscd. Notes	4.55	8/16/2028	200,000	200,116
M&T Bank Corp., Sub. Notes	5.30	4/18/2036	200,000	198,402
Mitsubishi UFJ Financial Group, Inc., Sr. Unscd. Notes(a)	4.29	7/26/2038	200,000	185,510
Mitsubishi UFJ Financial Group, Inc., Sr. Unscd. Notes	5.24	4/19/2029	200,000	202,916
Mitsubishi UFJ Financial Group, Inc., Sr. Unscd. Notes	5.33	4/21/2037	200,000	199,734
Mitsubishi UFJ Financial Group, Inc., Sr. Unscd. Notes	5.35	9/13/2028	300,000	303,544
Mizuho Financial Group, Inc., Sr. Unscd. Notes	5.42	5/13/2036	200,000	202,563
Mizuho Financial Group, Inc., Sr. Unscd. Notes	5.67	5/27/2029	300,000	307,262
Morgan Stanley, Sr. Unscd. Notes	1.79	2/13/2032	375,000	326,477
Morgan Stanley, Sr. Unscd. Notes	2.51	10/20/2032	95,000	84,270
Morgan Stanley, Sr. Unscd. Notes	2.70	1/22/2031	175,000	162,844
Morgan Stanley, Sr. Unscd. Notes	2.94	1/21/2033	85,000	76,704
Morgan Stanley, Sr. Unscd. Notes	3.77	1/24/2029	180,000	177,770
Morgan Stanley, Sr. Unscd. Notes	4.38	1/22/2047	100,000	82,964
Morgan Stanley, Sr. Unscd. Notes	5.12	2/1/2029	200,000	202,096
Morgan Stanley, Sr. Unscd. Notes	5.30	4/10/2037	50,000	49,719
Morgan Stanley, Sr. Unscd. Notes	5.47	1/18/2035	100,000	101,928
Morgan Stanley, Sr. Unscd. Notes	5.66	4/17/2036	200,000	205,546
Morgan Stanley, Sr. Unscd. Notes	5.90	3/13/2047	100,000	100,243
Morgan Stanley, Sr. Unscd. Notes	6.34	10/18/2033	100,000	107,205
Morgan Stanley, Sr. Unscd. Notes	7.25	4/1/2032	300,000	340,356
Morgan Stanley, Sub. Notes	5.95	1/19/2038	100,000	103,055
Morgan Stanley Private Bank NA, Sr. Unscd. Notes	4.73	7/18/2031	250,000	249,716
National Australia Bank Ltd., Sr. Unscd. Notes	4.31	6/13/2028	250,000	250,820
National Bank of Canada, Gtd. Notes	5.60	12/18/2028	250,000	257,311
NatWest Group PLC, Sr. Unscd. Notes	4.96	8/15/2030	200,000	201,954
Pinnacle Bank, Sr. Unscd. Notes	5.63	2/15/2028	250,000	251,906
PNC Bank NA, Sr. Unscd. Notes	4.43	7/21/2028	250,000	250,155
Royal Bank of Canada, Sr. Unscd. Notes(a)	5.15	2/1/2034	100,000	102,463
State Street Corp., Sr. Unscd. Notes	3.15	3/30/2031	300,000	286,468
Sumitomo Mitsui Financial Group, Inc., Sr. Unscd. Notes	5.56	7/9/2034	200,000	205,709
Sumitomo Mitsui Financial Group, Inc., Sr. Unscd. Notes	5.80	7/13/2028	200,000	205,691
Sumitomo Mitsui Financial Group, Inc., Sub. Notes(a)	6.18	7/13/2043	100,000	105,480
The Bank of Nova Scotia, Sr. Unscd. Notes	4.74	11/10/2032	200,000	199,977
The Goldman Sachs Group, Inc., Sr. Unscd. Bonds	4.22	5/1/2029	200,000	198,735
The Goldman Sachs Group, Inc., Sr. Unscd. Notes	2.62	4/22/2032	150,000	135,033
The Goldman Sachs Group, Inc., Sr. Unscd. Notes	2.65	10/21/2032	120,000	106,857

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Corporate Bonds and Notes — 25.6% (continued)
Banks — 5.5% (continued)
The Goldman Sachs Group, Inc., Sr. Unscd. Notes	3.10	2/24/2033	130,000	117,739
The Goldman Sachs Group, Inc., Sr. Unscd. Notes	3.44	2/24/2043	65,000	49,431
The Goldman Sachs Group, Inc., Sr. Unscd. Notes	3.81	4/23/2029	150,000	147,898
The Goldman Sachs Group, Inc., Sr. Unscd. Notes	4.94	10/21/2036	75,000	72,784
The Goldman Sachs Group, Inc., Sr. Unscd. Notes	5.07	1/21/2037	65,000	63,570
The Goldman Sachs Group, Inc., Sr. Unscd. Notes	5.21	1/28/2031	100,000	101,626
The Goldman Sachs Group, Inc., Sr. Unscd. Notes	5.54	1/28/2036	100,000	101,678
The Goldman Sachs Group, Inc., Sr. Unscd. Notes	5.54	1/21/2047	40,000	38,272
The Goldman Sachs Group, Inc., Sr. Unscd. Notes	5.73	1/28/2056	200,000	195,203
The Goldman Sachs Group, Inc., Sub. Notes	6.75	10/1/2037	100,000	108,664
The PNC Financial Services Group, Inc., Sr. Unscd. Notes	3.45	4/23/2029	180,000	175,852
The PNC Financial Services Group, Inc., Sr. Unscd. Notes	5.68	1/22/2035	100,000	103,107
The Toronto-Dominion Bank, Sr. Unscd. Notes(a)	4.11	10/13/2028	100,000	99,382
Truist Financial Corp., Sr. Unscd. Notes	1.95	6/5/2030	200,000	181,088
Truist Financial Corp., Sr. Unscd. Notes	5.07	5/20/2031	100,000	101,271
U.S. Bancorp, Sr. Unscd. Notes	1.38	7/22/2030	100,000	88,238
U.S. Bancorp, Sr. Unscd. Notes	5.42	2/12/2036	200,000	203,872
Wells Fargo & Co., Sr. Unscd. Notes	2.57	2/11/2031	445,000	412,933
Wells Fargo & Co., Sr. Unscd. Notes	4.15	1/24/2029	335,000	333,434
Wells Fargo & Co., Sr. Unscd. Notes	4.89	9/15/2036	200,000	194,906
Wells Fargo & Co., Sr. Unscd. Notes	4.96	1/23/2037	60,000	58,478
Wells Fargo & Co., Sr. Unscd. Notes	5.50	1/23/2035	100,000	102,002
Wells Fargo & Co., Sr. Unscd. Notes	5.56	7/25/2034	100,000	102,771
Wells Fargo & Co., Sub. Notes	4.30	7/22/2027	100,000	99,897
Wells Fargo & Co., Sub. Notes	4.65	11/4/2044	250,000	210,502
Westpac Banking Corp., Sr. Unscd. Notes	5.05	4/16/2029	200,000	204,837
Westpac Banking Corp., Sr. Unscd. Notes	5.46	11/18/2027	100,000	102,011
Westpac Banking Corp., Sub. Notes	2.96	11/16/2040	100,000	74,133
Westpac Banking Corp., Sub. Notes	6.82	11/17/2033	100,000	109,409
Zions Bancorp NA, Sub. Notes	6.82	11/19/2035	250,000	261,179
				22,135,850
Beverage Products — .4%
Anheuser-Busch Cos. LLC/Anheuser-Busch InBev Worldwide, Inc., Gtd. Notes	4.70	2/1/2036	100,000	97,743
Anheuser-Busch InBev Worldwide, Inc., Gtd. Notes	3.50	6/1/2030	100,000	96,746
Anheuser-Busch InBev Worldwide, Inc., Gtd. Notes	5.00	6/15/2034	100,000	101,342
Anheuser-Busch InBev Worldwide, Inc., Gtd. Notes	5.45	1/23/2039	120,000	122,162
Anheuser-Busch InBev Worldwide, Inc., Gtd. Notes(a)	5.80	1/23/2059	150,000	151,171
Constellation Brands, Inc., Sr. Unscd. Notes	2.88	5/1/2030	100,000	93,721
Diageo Capital PLC, Gtd. Notes(a)	5.63	10/5/2033	200,000	208,223
Keurig Dr. Pepper, Inc., Gtd. Notes(a)	4.50	4/15/2052	100,000	78,500
Molson Coors Beverage Co., Gtd. Notes	4.20	7/15/2046	150,000	117,808
PepsiCo, Inc., Sr. Unscd. Notes	2.63	7/29/2029	200,000	190,772
PepsiCo, Inc., Sr. Unscd. Notes	2.75	10/21/2051	40,000	24,572
The Coca-Cola Company, Sr. Unscd. Notes	2.88	5/5/2041	150,000	113,481
The Coca-Cola Company, Sr. Unscd. Notes(a)	5.20	1/14/2055	100,000	94,475
				1,490,716
Building Materials — .1%
Carrier Global Corp., Sr. Unscd. Notes(a)	6.20	3/15/2054	50,000	52,576
Johnson Controls International PLC/Tyco Fire & Security Finance SCA, Sr. Unscd. Notes	4.90	12/1/2032	100,000	100,446

SCHEDULE OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Corporate Bonds and Notes — 25.6% (continued)
Building Materials — .1% (continued)
Martin Marietta Materials, Inc., Sr. Unscd. Notes	5.50	12/1/2054	100,000	94,679
Owens Corning, Sr. Unscd. Notes	7.00	12/1/2036	69,000	77,544
				325,245
Chemicals — .3%
DuPont de Nemours, Inc., Sr. Unscd. Notes(b)	4.73	11/15/2028	66,000	66,294
Ecolab, Inc., Sr. Unscd. Notes	1.30	1/30/2031	150,000	129,924
Ecolab, Inc., Sr. Unscd. Notes	2.13	8/15/2050	75,000	40,299
LYB International Finance III LLC, Gtd. Notes	6.15	5/15/2035	100,000	103,603
NewMarket Corp., Sr. Unscd. Notes	2.70	3/18/2031	100,000	90,676
Nutrien Ltd., Sr. Unscd. Notes	5.25	1/15/2045	116,000	107,228
PPG Industries, Inc., Sr. Unscd. Notes	4.38	3/15/2031	100,000	98,782
The Dow Chemical Company, Sr. Unscd. Notes(a)	3.60	11/15/2050	100,000	65,276
The Dow Chemical Company, Sr. Unscd. Notes(a)	6.30	3/15/2033	100,000	105,664
The Mosaic Company, Sr. Unscd. Notes	4.35	1/15/2029	200,000	198,895
The Mosaic Company, Sr. Unscd. Notes	5.38	11/15/2028	100,000	102,061
The Sherwin-Williams Company, Sr. Unscd. Notes	4.50	6/1/2047	100,000	83,200
Westlake Corp., Sr. Unscd. Notes	6.38	11/15/2055	100,000	99,261
				1,291,163
Commercial & Professional Services — .2%
Automatic Data Processing, Inc., Sr. Unscd. Notes(a)	4.75	5/8/2032	100,000	100,810
Duke University, Unscd. Bonds, Ser. 2020	2.76	10/1/2050	100,000	63,097
Moody’s Corp., Sr. Unscd. Notes(a)	2.00	8/19/2031	200,000	176,787
PayPal Holdings, Inc., Sr. Unscd. Notes	2.85	10/1/2029	95,000	90,129
S&P Global, Inc., Gtd. Notes	2.30	8/15/2060	100,000	48,593
S&P Global, Inc., Gtd. Notes	2.95	3/1/2029	50,000	48,251
The Georgetown University, Sr. Unscd. Bonds(a)	5.12	4/1/2053	100,000	91,697
The Leland Stanford Junior University, Unscd. Bonds	3.65	5/1/2048	105,000	80,651
The Washington University, Sr. Unscd. Bonds, Ser. 2022(a)	3.52	4/15/2054	100,000	71,547
University of Southern California, Sr. Unscd. Notes	5.25	10/1/2111	40,000	36,372
William Marsh Rice University, Unscd. Bonds	3.57	5/15/2045	100,000	78,155
Yale University, Sr. Unscd. Bonds, Ser. 2025	4.70	4/15/2032	75,000	76,111
				962,200
Consumer Discretionary — .2%
D.R. Horton, Inc., Gtd. Notes	5.00	10/15/2034	100,000	99,049
Hyatt Hotels Corp., Sr. Unscd. Notes(a)	5.38	12/15/2031	100,000	101,954
Hyatt Hotels Corp., Sr. Unscd. Notes	5.75	3/30/2032	200,000	207,105
Las Vegas Sands Corp., Sr. Unscd. Notes	5.63	6/15/2028	100,000	101,475
Marriott International, Inc., Sr. Unscd. Notes	5.00	10/15/2027	200,000	201,806
				711,389
Consumer Durables & Apparel — .1%
NIKE, Inc., Sr. Unscd. Notes	3.38	3/27/2050	100,000	69,278
Ralph Lauren Corp., Sr. Unscd. Notes	2.95	6/15/2030	200,000	188,744
				258,022
Consumer Staples — .2%
Church & Dwight Co., Inc., Sr. Unscd. Notes	3.95	8/1/2047	75,000	58,351
Colgate-Palmolive Co., Sr. Unscd. Notes	3.70	8/1/2047	100,000	77,181
Kenvue, Inc., Gtd. Notes	5.20	3/22/2063	100,000	89,525
The Estee Lauder Companies, Inc., Sr. Unscd. Notes	2.60	4/15/2030	150,000	139,842

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Corporate Bonds and Notes — 25.6% (continued)
Consumer Staples — .2% (continued)
The Procter & Gamble Company, Sr. Unscd. Notes(a)	1.95	4/23/2031	200,000	179,562
Unilever Capital Corp., Gtd. Notes	1.38	9/14/2030	150,000	132,909
				677,370
Diversified Financials — .8%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust, Gtd. Notes	3.30	1/30/2032	299,000	273,367
Ally Financial, Inc., Sr. Unscd. Notes	5.74	5/15/2029	100,000	101,536
Apollo Global Management, Inc., Gtd. Notes	5.15	8/12/2035	100,000	97,395
Ares Capital Corp., Sr. Unscd. Bonds(a)	5.80	3/8/2032	150,000	149,058
BlackRock Funding, Inc., Gtd. Notes	5.00	3/14/2034	100,000	101,430
Blackstone Private Credit Fund, Sr. Unscd. Notes	5.25	4/1/2030	100,000	96,817
Blackstone Private Credit Fund, Sr. Unscd. Notes	6.00	11/22/2034	100,000	95,002
Capital One Financial Corp., Sr. Unscd. Notes	3.27	3/1/2030	200,000	192,964
Capital One Financial Corp., Sr. Unscd. Notes	5.20	9/11/2036	100,000	97,030
Golub Capital BDC, Inc., Sr. Unscd. Notes	7.05	12/5/2028	100,000	102,934
Intercontinental Exchange, Inc., Sr. Unscd. Notes(a)	3.00	6/15/2050	100,000	65,032
Intercontinental Exchange, Inc., Sr. Unscd. Notes	4.60	3/15/2033	50,000	49,604
Intercontinental Exchange, Inc., Sr. Unscd. Notes	5.20	6/15/2062	65,000	58,486
Jefferies Financial Group, Inc., Sr. Unscd. Debs.	6.45	6/8/2027	35,000	35,654
Lazard Group LLC, Sr. Unscd. Notes	6.00	3/15/2031	100,000	104,434
Legg Mason, Inc., Gtd. Notes	5.63	1/15/2044	100,000	97,762
Mastercard, Inc., Sr. Unscd. Notes	3.35	3/26/2030	200,000	193,541
Mastercard, Inc., Sr. Unscd. Notes	3.85	3/26/2050	100,000	76,840
Nasdaq, Inc., Sr. Unscd. Notes	3.95	3/7/2052	84,000	62,562
Nuveen Churchill Direct Lending Corp., Sr. Unscd. Notes	6.65	3/15/2030	50,000	50,244
Oaktree Specialty Lending Corp., Sr. Unscd. Notes	7.10	2/15/2029	100,000	102,010
Sixth Street Lending Partners, Sr. Unscd. Notes	6.50	3/11/2029	75,000	76,745
Sixth Street Specialty Lending, Inc., Sr. Unscd. Notes	6.95	8/14/2028	100,000	103,251
Sumisho Air Lease Corp., Sr. Unscd. Notes(b)	5.50	3/24/2036	100,000	99,222
Synchrony Financial, Sr. Unscd. Notes(a)	2.88	10/28/2031	100,000	87,912
The Charles Schwab Corp., Sr. Unscd. Notes	2.90	3/3/2032	200,000	181,602
TPG Operating Group II LP, Gtd. Notes	5.88	3/5/2034	100,000	102,130
Visa, Inc., Sr. Unscd. Notes(a)	2.00	8/15/2050	140,000	74,773
Visa, Inc., Sr. Unscd. Notes	3.65	9/15/2047	55,000	42,048
				2,971,385
Electronic Components — .1%
Jabil, Inc., Sr. Unscd. Notes	3.00	1/15/2031	100,000	92,290
Jabil, Inc., Sr. Unscd. Notes	5.45	2/1/2029	100,000	101,816
Keysight Technologies, Inc., Sr. Unscd. Notes	5.35	7/30/2030	100,000	102,702
TD SYNNEX Corp., Sr. Unscd. Notes	4.30	1/17/2029	100,000	98,936
				395,744
Energy — 1.7%
APA Corp., Sr. Unscd. Notes(a)	4.25	1/15/2030	100,000	98,784
APA Corp., Sr. Unscd. Notes	5.35	7/1/2049	100,000	85,699
Baker Hughes Holdings LLC/Baker Hughes Co.-Obligor, Inc., Sr. Unscd. Notes	4.49	5/1/2030	100,000	100,157
Baker Hughes Holdings LLC/Baker Hughes Co-Obligor, Inc., Gtd. Notes	5.85	6/15/2056	100,000	98,787
BP Capital Markets America, Inc., Gtd. Notes	3.94	9/21/2028	150,000	148,978
BP Capital Markets America, Inc., Gtd. Notes	4.23	11/6/2028	100,000	99,948
BP Capital Markets America, Inc., Gtd. Notes	4.81	2/13/2033	100,000	100,323
Canadian Natural Resources Ltd., Sr. Unscd. Notes	6.25	3/15/2038	100,000	106,011
Cenovus Energy, Inc., Sr. Unscd. Notes	6.75	11/15/2039	34,000	37,407

SCHEDULE OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Corporate Bonds and Notes — 25.6% (continued)
Energy — 1.7% (continued)
Cheniere Energy, Inc., Sr. Unscd. Notes(b)	5.20	7/30/2036	100,000	98,899
Chevron Corp., Sr. Unscd. Notes(a)	3.08	5/11/2050	100,000	67,008
Chevron USA, Inc., Gtd. Notes(a)	4.50	10/15/2032	100,000	100,252
ConocoPhillips Co., Gtd. Notes(a)	5.05	9/15/2033	100,000	101,826
ConocoPhillips Co., Gtd. Notes	5.70	9/15/2063	100,000	96,612
Coterra Energy, Inc., Sr. Unscd. Notes	5.90	2/15/2055	100,000	96,294
Diamondback Energy, Inc., Gtd. Notes	5.15	1/30/2030	100,000	102,325
Enbridge, Inc., Gtd. Notes	4.50	2/15/2031	100,000	99,062
Enbridge, Inc., Gtd. Notes	6.70	11/15/2053	150,000	162,951
Energy Transfer LP, Sr. Unscd. Notes	3.75	5/15/2030	100,000	96,792
Energy Transfer LP, Sr. Unscd. Notes	4.95	1/15/2043	100,000	87,866
Energy Transfer LP, Sr. Unscd. Notes	5.70	4/1/2035	100,000	102,507
Energy Transfer LP, Sr. Unscd. Notes	6.10	12/1/2028	100,000	103,835
Energy Transfer LP, Sr. Unscd. Notes	6.25	4/15/2049	95,000	93,690
Energy Transfer LP, Sr. Unscd. Notes	6.55	12/1/2033	100,000	108,437
Enterprise Products Operating LLC, Gtd. Notes	3.95	1/31/2060	95,000	68,927
Enterprise Products Operating LLC, Gtd. Notes	4.25	2/15/2048	75,000	61,055
Enterprise Products Operating LLC, Gtd. Notes	4.90	5/15/2046	100,000	89,848
Enterprise Products Operating LLC, Gtd. Notes	5.35	1/31/2033	100,000	103,425
EOG Resources, Inc., Sr. Unscd. Notes	3.90	4/1/2035	100,000	92,512
Equinor ASA, Gtd. Notes	3.63	4/6/2040	200,000	167,459
Exxon Mobil Corp., Sr. Unscd. Notes	3.10	8/16/2049	230,000	156,479
Halliburton Co., Sr. Unscd. Bonds	7.45	9/15/2039	100,000	118,045
Hess Corp., Sr. Unscd. Notes	5.60	2/15/2041	75,000	76,538
Kinder Morgan, Inc., Gtd. Notes(a)	3.60	2/15/2051	100,000	69,542
Kinder Morgan, Inc., Gtd. Notes	5.00	2/1/2029	200,000	203,060
Marathon Petroleum Corp., Sr. Unscd. Notes	4.75	9/15/2044	150,000	129,076
MPLX LP, Sr. Unscd. Notes	5.00	3/1/2033	100,000	99,528
MPLX LP, Sr. Unscd. Notes	6.20	9/15/2055	100,000	98,607
Occidental Petroleum Corp., Sr. Unscd. Notes	4.40	4/15/2046	100,000	79,955
ONEOK Partners LP, Gtd. Notes	6.85	10/15/2037	60,000	65,751
ONEOK, Inc., Gtd. Notes	5.05	11/1/2034	100,000	98,065
ONEOK, Inc., Gtd. Notes	5.80	11/1/2030	100,000	103,910
ONEOK, Inc., Gtd. Notes(a)	5.85	11/1/2064	100,000	92,161
ONEOK, Inc., Gtd. Notes	6.25	10/15/2055	100,000	98,348
Plains All American Pipeline LP, Sr. Unscd. Notes	5.95	6/15/2035	100,000	103,184
Shell Finance US, Inc., Gtd. Notes	2.38	11/7/2029	200,000	187,689
Shell Finance US, Inc., Gtd. Notes	3.25	4/6/2050	150,000	102,451
Shell Finance US, Inc., Gtd. Notes	4.13	5/11/2035	100,000	94,909
Shell Finance US, Inc., Gtd. Notes	4.75	1/6/2036	200,000	196,560
South Bow USA Infrastructure Holdings LLC, Gtd. Notes	4.91	9/1/2027	100,000	100,399
South Bow USA Infrastructure Holdings LLC, Gtd. Notes	5.03	10/1/2029	100,000	100,733
Suncor Energy, Inc., Sr. Unscd. Notes	4.00	11/15/2047	50,000	37,914
Targa Resources Corp., Gtd. Notes	4.35	1/15/2029	200,000	199,081
Targa Resources Corp., Gtd. Notes	6.15	3/1/2029	200,000	208,356
Tennessee Gas Pipeline Co. LLC, Gtd. Debs.	7.63	4/1/2037	70,000	81,841
The Williams Companies, Inc., Sr. Unscd. Notes	5.30	8/15/2028	100,000	101,874
The Williams Companies, Inc., Sr. Unscd. Notes	6.30	4/15/2040	100,000	106,006
TotalEnergies Capital International SA, Gtd. Notes(a)	2.83	1/10/2030	170,000	161,395
TotalEnergies Capital International SA, Gtd. Notes	3.46	7/12/2049	50,000	35,489

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Corporate Bonds and Notes — 25.6% (continued)
Energy — 1.7% (continued)
TransCanada PipeLines Ltd., Sr. Unscd. Notes	6.20	10/15/2037	75,000	79,619
TransCanada PipeLines Ltd., Sr. Unscd. Notes	7.63	1/15/2039	100,000	118,086
Transcontinental Gas Pipe Line Co. LLC, Sr. Unscd. Notes	5.75	3/15/2056	100,000	97,327
Valero Energy Corp., Sr. Unscd. Notes	5.15	3/10/2036	100,000	98,499
Valero Energy Corp., Sr. Unscd. Notes	6.63	6/15/2037	165,000	181,117
Woodside Finance Ltd., Gtd. Notes	4.90	5/19/2028	100,000	100,854
				6,960,124
Environmental Control — .1%
Republic Services, Inc., Sr. Unscd. Notes	5.00	4/1/2034	100,000	101,114
Republic Services, Inc., Sr. Unscd. Notes(a)	5.15	3/15/2035	100,000	101,913
Waste Connections, Inc., Sr. Unscd. Notes	5.00	3/1/2034	100,000	100,779
Waste Management, Inc., Gtd. Notes	4.15	7/15/2049	100,000	80,891
Waste Management, Inc., Gtd. Notes	4.63	2/15/2033	100,000	100,177
				484,874
Financials — .0%
The Carlyle Group, Inc., Gtd. Notes(a)	5.05	9/19/2035	100,000	96,711
Food Products — .5%
Conagra Brands, Inc., Sr. Unscd. Notes(a)	4.85	11/1/2028	100,000	100,251
Conagra Brands, Inc., Sr. Unscd. Notes(a)	5.40	11/1/2048	60,000	51,374
General Mills, Inc., Sr. Unscd. Notes	2.88	4/15/2030	150,000	140,149
General Mills, Inc., Sr. Unscd. Notes	3.00	2/1/2051	75,000	46,424
Hormel Foods Corp., Sr. Unscd. Notes	1.80	6/11/2030	200,000	180,148
JBS NV/JBS USA Foods Group Holdings, Inc./JBS USA Food Co. Holdings, Sr. Unscd. Notes(b)	5.63	3/10/2037	100,000	99,880
JBS NV/JBS USA Foods Group Holdings, Inc./JBS USA Food Co. Holdings, Sr. Unscd. Notes	5.75	4/1/2033	146,000	150,405
Kraft Heinz Foods Co., Gtd. Notes	4.38	6/1/2046	100,000	78,415
Kraft Heinz Foods Co., Gtd. Notes	5.20	3/15/2032	100,000	101,382
McCormick & Co., Inc., Sr. Unscd. Notes	2.50	4/15/2030	150,000	138,613
Mondelez International, Inc., Sr. Unscd. Notes	2.75	4/13/2030	138,000	129,075
Mondelez International, Inc., Sr. Unscd. Notes(a)	5.13	5/6/2035	100,000	100,209
Pilgrim’s Pride Corp., Gtd. Notes	6.25	7/1/2033	47,000	49,341
Sysco Corp., Gtd. Notes	5.38	9/21/2035	100,000	99,850
The Campbell’s Comapny, Sr. Unscd. Notes	5.40	3/21/2034	100,000	97,273
The Campbell’s Company, Sr. Unscd. Notes	4.15	3/15/2028	80,000	79,198
The Hershey Company, Sr. Unscd. Notes(a)	4.55	2/24/2028	100,000	100,797
The Hershey Company, Sr. Unscd. Notes	4.95	2/24/2032	100,000	102,343
The Kroger Company, Sr. Unscd. Notes	3.70	8/1/2027	150,000	148,909
				1,994,036
Health Care — 2.7%
Abbott Laboratories, Sr. Unscd. Notes	4.90	11/30/2046	100,000	91,209
AbbVie, Inc., Sr. Unscd. Notes	4.25	11/14/2028	110,000	110,223
AbbVie, Inc., Sr. Unscd. Notes	4.25	11/21/2049	290,000	234,207
AbbVie, Inc., Sr. Unscd. Notes	4.75	3/15/2045	200,000	178,267
Aetna, Inc., Sr. Unscd. Notes	4.75	3/15/2044	50,000	42,286
Aetna, Inc., Sr. Unscd. Notes	6.63	6/15/2036	75,000	81,373
Agilent Technologies, Inc., Sr. Unscd. Notes	4.75	9/9/2034	100,000	98,573
Amgen, Inc., Sr. Unscd. Notes	2.45	2/21/2030	70,000	65,096
Amgen, Inc., Sr. Unscd. Notes	2.80	8/15/2041	200,000	144,219
Amgen, Inc., Sr. Unscd. Notes(a)	3.00	1/15/2052	200,000	128,492

SCHEDULE OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Corporate Bonds and Notes — 25.6% (continued)
Health Care — 2.7% (continued)
Amgen, Inc., Sr. Unscd. Notes	3.38	2/21/2050	60,000	42,037
Amgen, Inc., Sr. Unscd. Notes	4.66	6/15/2051	100,000	83,791
AstraZeneca Finance LLC, Gtd. Notes(a)	5.00	2/26/2034	200,000	202,914
AstraZeneca PLC, Sr. Unscd. Notes	1.38	8/6/2030	100,000	88,530
Banner Health, Unscd. Bonds	2.34	1/1/2030	200,000	185,587
Baxalta, Inc., Gtd. Notes	5.25	6/23/2045	100,000	92,994
Becton, Dickinson & Co., Sr. Unscd. Notes	4.69	2/13/2028	100,000	100,404
Biogen, Inc., Sr. Unscd. Bonds	6.45	5/15/2055	100,000	104,225
Bristol-Myers Squibb Co., Sr. Unscd. Notes	2.95	3/15/2032	55,000	50,488
Bristol-Myers Squibb Co., Sr. Unscd. Notes	3.55	3/15/2042	40,000	31,789
Bristol-Myers Squibb Co., Sr. Unscd. Notes	4.35	11/15/2047	90,000	74,407
Bristol-Myers Squibb Co., Sr. Unscd. Notes	4.55	2/20/2048	70,000	59,256
Bristol-Myers Squibb Co., Sr. Unscd. Notes(a)	5.20	2/22/2034	100,000	102,456
Bristol-Myers Squibb Co., Sr. Unscd. Notes	5.55	2/22/2054	100,000	96,068
Cardinal Health, Inc., Sr. Unscd. Notes	4.60	3/15/2043	200,000	172,284
Cencora, Inc., Sr. Unscd. Notes	2.80	5/15/2030	100,000	93,540
CommonSpirit Health, Sr. Scd. Notes	5.55	12/1/2054	150,000	140,252
CommonSpirit Health, Sr. Unscd. Bonds, Ser. 2025	4.98	9/1/2035	100,000	97,181
CVS Health Corp., Sr. Unscd. Notes	1.75	8/21/2030	85,000	75,283
CVS Health Corp., Sr. Unscd. Notes	4.30	3/25/2028	150,000	149,446
CVS Health Corp., Sr. Unscd. Notes	4.78	3/25/2038	100,000	92,718
CVS Health Corp., Sr. Unscd. Notes	5.05	3/25/2048	200,000	172,659
CVS Health Corp., Sr. Unscd. Notes	5.55	6/1/2031	100,000	103,428
CVS Health Corp., Sr. Unscd. Notes	6.20	9/15/2055	100,000	99,590
Danaher Corp., Sr. Unscd. Notes	4.38	9/15/2045	100,000	85,563
Elevance Health, Inc., Sr. Unscd. Notes	2.25	5/15/2030	100,000	91,475
Elevance Health, Inc., Sr. Unscd. Notes	3.60	3/15/2051	60,000	41,936
Elevance Health, Inc., Sr. Unscd. Notes	3.65	12/1/2027	150,000	148,480
Elevance Health, Inc., Sr. Unscd. Notes	4.00	9/15/2028	100,000	99,174
Eli Lilly & Co., Sr. Unscd. Notes	4.15	8/14/2027	200,000	200,440
Eli Lilly & Co., Sr. Unscd. Notes	4.75	2/12/2030	100,000	101,771
Eli Lilly & Co., Sr. Unscd. Notes	5.00	2/9/2054	100,000	90,700
Gilead Sciences, Inc., Sr. Unscd. Notes	1.20	10/1/2027	80,000	76,843
Gilead Sciences, Inc., Sr. Unscd. Notes	4.15	3/1/2047	220,000	178,112
GlaxoSmithKline Capital, Inc., Gtd. Bonds	6.38	5/15/2038	150,000	166,199
HCA, Inc., Gtd. Notes	4.13	6/15/2029	110,000	108,537
HCA, Inc., Gtd. Notes	5.00	3/1/2028	200,000	201,737
HCA, Inc., Gtd. Notes	5.13	6/15/2039	50,000	47,318
HCA, Inc., Gtd. Notes	5.25	3/1/2030	200,000	203,712
HCA, Inc., Gtd. Notes	5.25	6/15/2049	100,000	88,462
Humana, Inc., Sr. Unscd. Notes(a)	5.75	4/15/2054	100,000	90,450
Humana, Inc., Sr. Unscd. Notes	5.95	3/15/2034	100,000	102,633
Johnson & Johnson, Sr. Unscd. Notes(a)	2.10	9/1/2040	200,000	140,152
Johnson & Johnson, Sr. Unscd. Notes	3.50	1/15/2048	50,000	37,702
Johnson & Johnson, Sr. Unscd. Notes(a)	4.95	6/1/2034	200,000	206,680
Kaiser Foundation Hospitals, Unscd. Bonds, Ser. 2021	3.00	6/1/2051	70,000	44,733
Memorial Sloan-Kettering Cancer Center, Sr. Unscd. Notes, Ser. 2015	4.20	7/1/2055	100,000	79,894
Merck & Co., Inc., Gtd. Notes	3.85	9/15/2027	150,000	149,692
Merck & Co., Inc., Gtd. Notes(a)	4.55	9/15/2032	100,000	100,243
Merck & Co., Inc., Sr. Unscd. Notes	2.35	6/24/2040	50,000	35,501

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Corporate Bonds and Notes — 25.6% (continued)
Health Care — 2.7% (continued)
Merck & Co., Inc., Sr. Unscd. Notes	2.45	6/24/2050	60,000	34,626
Merck & Co., Inc., Sr. Unscd. Notes	3.90	3/7/2039	55,000	48,387
Mylan, Inc., Gtd. Notes	5.40	11/29/2043	50,000	42,961
Northwell Healthcare, Inc., Scd. Notes	3.98	11/1/2046	250,000	193,639
Novartis Capital Corp., Gtd. Notes	2.20	8/14/2030	240,000	219,815
Novartis Capital Corp., Gtd. Notes	2.75	8/14/2050	60,000	37,663
Novartis Capital Corp., Gtd. Notes	4.40	3/18/2031	100,000	99,878
Novartis Capital Corp., Gtd. Notes	4.60	3/18/2033	100,000	99,338
Pfizer Investment Enterprises Pte Ltd., Gtd. Notes	4.45	5/19/2028	200,000	200,954
Pfizer Investment Enterprises Pte Ltd., Gtd. Notes	4.75	5/19/2033	200,000	199,214
Pfizer Investment Enterprises Pte Ltd., Gtd. Notes	5.30	5/19/2053	200,000	185,407
Pfizer, Inc., Sr. Unscd. Notes	2.55	5/28/2040	150,000	109,044
Providence St. Joseph Health Obligated Group, Unscd. Notes, Ser. I	3.74	10/1/2047	250,000	186,246
Stryker Corp., Sr. Unscd. Notes	4.38	5/15/2044	100,000	84,691
Stryker Corp., Sr. Unscd. Notes	4.85	12/8/2028	100,000	101,347
Takeda Pharmaceutical Co. Ltd., Sr. Unscd. Notes	5.00	11/26/2028	200,000	202,670
The Cigna Group, Gtd. Notes	3.88	10/15/2047	75,000	56,726
The Cigna Group, Gtd. Notes	4.38	10/15/2028	130,000	130,029
The Cigna Group, Sr. Unscd. Notes	4.88	9/15/2032	200,000	200,410
The Cigna Group, Sr. Unscd. Notes(a)	5.60	2/15/2054	100,000	94,803
Thermo Fisher Scientific, Inc., Sr. Unscd. Notes	2.80	10/15/2041	200,000	145,655
Trinity Health Corp., Scd. Bonds	4.13	12/1/2045	200,000	163,836
UnitedHealth Group, Inc., Sr. Unscd. Notes	2.30	5/15/2031	75,000	67,445
UnitedHealth Group, Inc., Sr. Unscd. Notes	3.05	5/15/2041	75,000	56,167
UnitedHealth Group, Inc., Sr. Unscd. Notes(a)	4.20	5/15/2032	45,000	43,945
UnitedHealth Group, Inc., Sr. Unscd. Notes	4.45	12/15/2048	60,000	49,463
UnitedHealth Group, Inc., Sr. Unscd. Notes	4.95	5/15/2062	75,000	63,680
UnitedHealth Group, Inc., Sr. Unscd. Notes	5.35	2/15/2033	100,000	102,951
UnitedHealth Group, Inc., Sr. Unscd. Notes	5.38	4/15/2054	100,000	92,335
UnitedHealth Group, Inc., Sr. Unscd. Notes	6.05	2/15/2063	100,000	100,260
UnitedHealth Group, Inc., Sr. Unscd. Notes	6.88	2/15/2038	210,000	238,938
UPMC, Scd. Bonds	5.04	5/15/2033	100,000	100,709
Viatris, Inc., Gtd. Notes	2.70	6/22/2030	150,000	136,717
Zoetis, Inc., Sr. Unscd. Notes(a)	3.00	5/15/2050	150,000	96,417
Zoetis, Inc., Sr. Unscd. Notes	5.60	11/16/2032	100,000	104,733
				10,694,510
Industrial — .6%
Caterpillar Financial Services Corp., Sr. Unscd. Notes	4.40	10/15/2027	200,000	201,038
Caterpillar Financial Services Corp., Sr. Unscd. Notes	4.60	11/15/2027	100,000	100,763
CNH Industrial Capital LLC, Gtd. Notes	4.55	4/10/2028	100,000	100,001
Eaton Corp., Gtd. Notes	4.15	11/2/2042	100,000	86,139
Eaton Corp., Gtd. Notes	4.20	3/6/2031	200,000	197,271
GATX Corp., Sr. Unscd. Notes	6.90	5/1/2034	100,000	110,412
GE Vernova, Inc., Sr. Unscd. Notes	5.50	2/4/2056	75,000	71,999
Huntington Ingalls Industries, Inc., Gtd. Notes	5.75	1/15/2035	100,000	103,672
Illinois Tool Works, Inc., Sr. Unscd. Notes	3.90	9/1/2042	170,000	142,301
Ingersoll Rand, Inc., Sr. Unscd. Notes	5.18	6/15/2029	100,000	102,300
Ingersoll Rand, Inc., Sr. Unscd. Notes	5.45	6/15/2034	100,000	102,365
Jacobs Engineering Group, Inc., Gtd. Notes	6.35	8/18/2028	100,000	103,579
John Deere Capital Corp., Sr. Unscd. Notes	4.15	9/15/2027	100,000	100,180

SCHEDULE OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Corporate Bonds and Notes — 25.6% (continued)
Industrial — .6% (continued)
John Deere Capital Corp., Sr. Unscd. Notes(a)	4.20	7/15/2027	100,000	100,272
John Deere Capital Corp., Sr. Unscd. Notes	4.95	7/14/2028	100,000	101,713
John Deere Capital Corp., Sr. Unscd. Notes, Ser. I	4.20	3/10/2031	100,000	98,992
Otis Worldwide Corp., Sr. Unscd. Notes	5.13	11/19/2031	100,000	102,335
Parker-Hannifin Corp., Sr. Unscd. Notes	3.25	6/14/2029	200,000	193,540
Parker-Hannifin Corp., Sr. Unscd. Notes	4.00	6/14/2049	40,000	31,357
Regal Rexnord Corp., Gtd. Notes	6.05	4/15/2028	150,000	153,820
Stanley Black & Decker, Inc., Sr. Unscd. Notes(a)	2.30	3/15/2030	150,000	137,546
Xylem, Inc., Sr. Unscd. Notes	4.38	11/1/2046	75,000	62,067
				2,503,662
Information Technology — .8%
Adobe, Inc., Sr. Unscd. Notes	4.75	1/17/2028	100,000	101,044
Cadence Design Systems, Inc., Sr. Unscd. Notes	4.30	9/10/2029	100,000	99,741
Concentrix Corp., Sr. Unscd. Notes	6.85	8/2/2033	100,000	91,329
Fidelity National Information Services, Inc., Sr. Unscd. Notes	4.45	3/10/2028	100,000	99,742
Fiserv, Inc., Sr. Unscd. Notes	4.40	7/1/2049	100,000	75,823
Fiserv, Inc., Sr. Unscd. Notes	4.55	2/15/2031	100,000	98,044
Fiserv, Inc., Sr. Unscd. Notes	5.63	8/21/2033	100,000	101,316
Intuit, Inc., Sr. Unscd. Notes	5.13	9/15/2028	200,000	203,633
Microsoft Corp., Sr. Unscd. Notes	2.53	6/1/2050	261,000	154,207
Microsoft Corp., Sr. Unscd. Notes	2.68	6/1/2060	200,000	110,202
Microsoft Corp., Sr. Unscd. Notes(a)	3.40	6/15/2027	100,000	99,568
Oracle Corp., Sr. Unscd. Notes	2.88	3/25/2031	205,000	182,260
Oracle Corp., Sr. Unscd. Notes	2.95	4/1/2030	150,000	137,481
Oracle Corp., Sr. Unscd. Notes	3.85	7/15/2036	250,000	206,109
Oracle Corp., Sr. Unscd. Notes	4.10	3/25/2061	210,000	127,332
Oracle Corp., Sr. Unscd. Notes	4.50	5/6/2028	100,000	99,490
Oracle Corp., Sr. Unscd. Notes	4.65	5/6/2030	100,000	98,048
Oracle Corp., Sr. Unscd. Notes	5.70	2/4/2036	100,000	96,085
Oracle Corp., Sr. Unscd. Notes	6.25	11/9/2032	150,000	154,020
Oracle Corp., Sr. Unscd. Notes	6.85	2/4/2066	100,000	91,957
Oracle Corp., Sr. Unscd. Notes	6.90	11/9/2052	65,000	61,582
Roper Technologies, Inc., Sr. Unscd. Notes	4.25	9/15/2028	100,000	99,286
Roper Technologies, Inc., Sr. Unscd. Notes(a)	5.10	9/15/2035	100,000	97,134
Salesforce, Inc., Sr. Unscd. Notes	2.90	7/15/2051	100,000	58,110
Salesforce, Inc., Sr. Unscd. Notes	4.65	3/15/2029	100,000	100,212
Salesforce, Inc., Sr. Unscd. Notes	5.55	3/15/2036	100,000	99,761
Salesforce, Inc., Sr. Unscd. Notes	6.55	3/15/2056	100,000	99,389
Take-Two Interactive Software, Inc., Sr. Unscd. Notes	4.95	3/28/2028	100,000	100,779
				3,143,684
Insurance — .6%
American International Group, Inc., Sr. Unscd. Notes	4.75	4/1/2048	100,000	86,623
American International Group, Inc., Sr. Unscd. Notes	5.13	3/27/2033	150,000	151,787
Aon Corp./Aon Global Holdings PLC, Gtd. Notes	5.00	9/12/2032	100,000	100,853
Aon Global Ltd., Gtd. Notes	4.60	6/14/2044	100,000	85,859
Arthur J. Gallagher & Co., Sr. Unscd. Notes	3.50	5/20/2051	40,000	27,335
Athene Holding Ltd., Sr. Unscd. Notes(a)	6.63	5/19/2055	100,000	96,769
Berkshire Hathaway Finance Corp., Gtd. Notes	2.85	10/15/2050	150,000	94,649
Berkshire Hathaway Finance Corp., Gtd. Notes	4.20	8/15/2048	135,000	110,743
Chubb INA Holdings LLC, Gtd. Notes(a)	6.00	5/11/2037	200,000	213,474

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Corporate Bonds and Notes — 25.6% (continued)
Insurance — .6% (continued)
Corebridge Financial, Inc., Jr. Sub. Notes	6.38	9/15/2054	100,000	99,487
Corebridge Financial, Inc., Sr. Unscd. Notes(a)	4.40	4/5/2052	100,000	79,297
Fairfax Financial Holdings Ltd., Sr. Unscd. Notes(a)	6.35	3/22/2054	100,000	101,859
Markel Group, Inc., Sr. Unscd. Notes	6.00	5/16/2054	100,000	97,862
Marsh & McLennan Cos., Inc., Sr. Unscd. Notes	4.38	3/15/2029	70,000	70,065
Marsh & McLennan Cos., Inc., Sr. Unscd. Notes	4.90	3/15/2049	65,000	57,289
Marsh & McLennan Cos., Inc., Sr. Unscd. Notes	5.15	3/15/2034	100,000	101,170
MetLife, Inc., Sr. Unscd. Notes	4.05	3/1/2045	100,000	81,046
NMI Holdings, Inc., Sr. Unscd. Notes	6.00	8/15/2029	100,000	102,237
Principal Financial Group, Inc., Gtd. Notes	2.13	6/15/2030	150,000	136,069
Prudential Financial, Inc., Sr. Unscd. Notes	3.70	3/13/2051	75,000	53,710
Prudential Financial, Inc., Sr. Unscd. Notes	4.60	5/15/2044	100,000	86,515
Reinsurance Group of America, Inc., Sr. Unscd. Notes(a)	3.15	6/15/2030	150,000	140,854
Reinsurance Group of America, Inc., Sr. Unscd. Notes(a)	5.75	9/15/2034	100,000	102,414
The Progressive Corp., Sr. Unscd. Notes	4.13	4/15/2047	70,000	55,904
The Travelers Companies, Inc., Sr. Unscd. Notes	4.05	3/7/2048	150,000	119,575
				2,453,445
Internet Software & Services — .6%
Airbnb Inc., Sr. Unscd. Notes	4.40	3/16/2029	100,000	99,880
Alphabet, Inc., Sr. Unscd. Notes	1.10	8/15/2030	100,000	87,945
Alphabet, Inc., Sr. Unscd. Notes	4.70	11/15/2035	60,000	58,931
Alphabet, Inc., Sr. Unscd. Notes	5.35	11/15/2045	40,000	38,844
Alphabet, Inc., Sr. Unscd. Notes	5.45	11/15/2055	80,000	76,576
Alphabet, Inc., Sr. Unscd. Notes	5.65	2/15/2056	150,000	147,229
Amazon.com, Inc., Sr. Unscd. Notes(a)	1.50	6/3/2030	100,000	89,407
Amazon.com, Inc., Sr. Unscd. Notes	2.50	6/3/2050	100,000	58,057
Amazon.com, Inc., Sr. Unscd. Notes	3.60	4/13/2032	100,000	95,279
Amazon.com, Inc., Sr. Unscd. Notes	3.90	11/20/2028	200,000	198,750
Amazon.com, Inc., Sr. Unscd. Notes	4.00	3/13/2029	100,000	99,309
Amazon.com, Inc., Sr. Unscd. Notes	4.10	11/20/2030	200,000	197,311
Amazon.com, Inc., Sr. Unscd. Notes	4.25	3/13/2031	100,000	99,048
Amazon.com, Inc., Sr. Unscd. Notes	4.55	3/13/2033	100,000	98,831
Amazon.com, Inc., Sr. Unscd. Notes	5.55	11/20/2065	200,000	186,747
Amazon.com, Inc., Sr. Unscd. Notes	5.65	3/13/2046	100,000	98,686
Amazon.com, Inc., Sr. Unscd. Notes	6.05	3/13/2076	100,000	98,609
eBay, Inc., Sr. Unscd. Notes	3.65	5/10/2051	13,000	9,199
Meta Platforms, Inc., Sr. Unscd. Notes	4.75	8/15/2034	200,000	196,855
Meta Platforms, Inc., Sr. Unscd. Notes(a)	4.88	11/15/2035	110,000	107,247
Meta Platforms, Inc., Sr. Unscd. Notes	4.95	5/15/2033	50,000	50,210
Meta Platforms, Inc., Sr. Unscd. Notes	5.40	8/15/2054	100,000	88,939
Meta Platforms, Inc., Sr. Unscd. Notes	5.63	11/15/2055	130,000	119,450
Meta Platforms, Inc., Sr. Unscd. Notes	5.75	5/15/2063	100,000	92,264
Uber Technologies, Inc., Sr. Unscd. Notes	4.15	1/15/2031	75,000	73,555
				2,567,158
Materials — .1%
Amcor Flexibles North America, Inc., Gtd. Notes	5.10	3/17/2030	200,000	202,449
Amcor Flexibles North America, Inc., Gtd. Notes	5.13	3/12/2036	100,000	97,505
				299,954

SCHEDULE OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Corporate Bonds and Notes — 25.6% (continued)
Media — .5%
Charter Communications Operating LLC/Charter Communications Operating Capital, Sr. Scd. Notes	6.48	10/23/2045	250,000	230,559
Charter Communications Operating LLC/Charter Communications Operating Capital Corp., Sr. Scd. Bonds(a)	6.65	2/1/2034	100,000	103,750
Charter Communications Operating LLC/Charter Communications Operating Capital Corp., Sr. Scd. Notes(a)	5.25	4/1/2053	100,000	77,569
Charter Communications Operating LLC/Charter Communications Operating Capital Corp., Sr. Scd. Notes	5.50	4/1/2063	100,000	76,499
Comcast Corp., Gtd. Notes(a)	1.50	2/15/2031	150,000	130,136
Comcast Corp., Gtd. Notes	3.90	3/1/2038	75,000	64,503
Comcast Corp., Gtd. Notes	4.00	3/1/2048	60,000	44,061
Comcast Corp., Gtd. Notes	4.60	10/15/2038	200,000	182,812
Comcast Corp., Gtd. Notes(a)	4.65	2/15/2033	100,000	98,853
Comcast Corp., Gtd. Notes(a)	5.30	5/15/2035	100,000	101,853
Comcast Corp., Gtd. Notes(a)	5.50	5/15/2064	70,000	61,251
Comcast Corp., Gtd. Notes	6.05	5/15/2055	100,000	98,348
Comcast Corp., Gtd. Notes	6.45	3/15/2037	150,000	162,554
Fox Corp., Sr. Unscd. Notes	6.50	10/13/2033	200,000	214,840
The Walt Disney Company, Gtd. Notes	2.00	9/1/2029	100,000	93,073
The Walt Disney Company, Gtd. Notes	3.50	5/13/2040	100,000	82,143
The Walt Disney Company, Gtd. Notes(a)	3.80	5/13/2060	100,000	71,802
				1,894,606
Metals & Mining — .2%
Barrick PD Australia Finance Pty Ltd., Gtd. Notes	5.95	10/15/2039	100,000	103,093
BHP Billiton Finance USA Ltd., Gtd. Notes	5.25	9/8/2033	45,000	46,071
Freeport-McMoRan, Inc., Gtd. Notes(a)	5.45	3/15/2043	65,000	62,098
Kinross Gold Corp., Sr. Unscd. Notes	6.25	7/15/2033	100,000	107,062
Newmont Corp./Newcrest Finance Pty Ltd., Gtd. Notes	5.35	3/15/2034	100,000	103,253
Nucor Corp., Sr. Unscd. Notes	2.98	12/15/2055	100,000	61,399
Rio Tinto Finance USA PLC, Gtd. Notes	4.88	3/14/2030	100,000	101,515
Rio Tinto Finance USA PLC, Gtd. Notes	5.13	3/9/2053	100,000	91,861
Southern Copper Corp., Sr. Unscd. Notes	5.25	11/8/2042	150,000	142,780
Steel Dynamics, Inc., Sr. Unscd. Notes(a)	3.25	10/15/2050	60,000	39,662
Vale Overseas Ltd., Gtd. Notes	3.75	7/8/2030	100,000	95,934
				954,728
Real Estate — .9%
Alexandria Real Estate Equities, Inc., Gtd. Notes	2.00	5/18/2032	100,000	83,602
Alexandria Real Estate Equities, Inc., Gtd. Notes	4.75	4/15/2035	100,000	94,568
American Tower Corp., Sr. Unscd. Notes	3.80	8/15/2029	90,000	88,014
American Tower Corp., Sr. Unscd. Notes	5.00	1/31/2030	250,000	253,514
Boston Properties LP, Sr. Unscd. Notes(a)	4.50	12/1/2028	100,000	99,842
COPT Defense Properties LP, Gtd. Notes(a)	2.00	1/15/2029	100,000	93,555
Crown Castle, Inc., Sr. Unscd. Notes	2.25	1/15/2031	200,000	177,355
Crown Castle, Inc., Sr. Unscd. Notes	5.80	3/1/2034	100,000	102,883
Equinix, Inc., Sr. Unscd. Notes	3.40	2/15/2052	200,000	134,540
Essex Portfolio LP, Gtd. Notes	2.65	3/15/2032	150,000	132,619
First Industrial LP, Gtd. Notes	5.25	1/15/2031	100,000	101,384
GLP Capital LP/GLP Financing II, Inc., Gtd. Notes	5.63	3/1/2036	100,000	98,356
Host Hotels & Resorts LP, Sr. Unscd. Notes(a)	5.70	6/15/2032	100,000	103,156
Host Hotels & Resorts LP, Sr. Unscd. Notes	5.70	7/1/2034	100,000	102,115
Invitation Homes Operating Partnership LP, Gtd. Notes	5.45	8/15/2030	100,000	101,964

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Corporate Bonds and Notes — 25.6% (continued)
Real Estate — .9% (continued)
Invitation Homes Operating Partnership LP, Gtd. Notes	5.50	8/15/2033	100,000	101,507
Kimco Realty OP LLC, Gtd. Notes	2.70	10/1/2030	100,000	93,181
Mid-America Apartments LP, Sr. Unscd. Notes	5.30	2/15/2032	100,000	103,084
NNN REIT, Inc., Sr. Unscd. Notes	5.60	10/15/2033	100,000	102,662
Prologis LP, Sr. Unscd. Notes	2.25	4/15/2030	170,000	156,608
Prologis LP, Sr. Unscd. Notes	3.00	4/15/2050	35,000	22,655
Prologis LP, Sr. Unscd. Notes	4.75	1/15/2031	100,000	101,063
Realty Income Corp., Sr. Unscd. Notes	3.95	8/15/2027	100,000	99,626
Realty Income Corp., Sr. Unscd. Notes	4.70	12/15/2028	100,000	100,787
Realty Income Corp., Sr. Unscd. Notes	4.90	7/15/2033	100,000	99,834
Rexford Industrial Realty LP, Gtd. Notes	2.15	9/1/2031	100,000	86,817
Simon Property Group LP, Sr. Unscd. Notes	2.65	7/15/2030	100,000	93,036
Simon Property Group LP, Sr. Unscd. Notes(a)	3.80	7/15/2050	100,000	74,362
Simon Property Group LP, Sr. Unscd. Notes	6.25	1/15/2034	50,000	53,902
Tanger Properties LP, Sr. Unscd. Notes	2.75	9/1/2031	100,000	89,508
UDR, Inc., Gtd. Notes	2.10	8/1/2032	100,000	84,933
Ventas Realty LP, Gtd. Notes	4.88	4/15/2049	100,000	86,249
VICI Properties LP, Sr. Unscd. Notes(a)	5.63	4/1/2035	200,000	200,726
Welltower OP LLC, Gtd. Notes	4.13	3/15/2029	200,000	198,733
				3,716,740
Retailing — .6%
AutoZone, Inc., Sr. Unscd. Notes	5.13	6/15/2030	100,000	101,896
AutoZone, Inc., Sr. Unscd. Notes	5.20	8/1/2033	100,000	101,397
Costco Wholesale Corp., Sr. Unscd. Notes	1.60	4/20/2030	100,000	90,617
Dollar Tree, Inc., Sr. Unscd. Notes	4.20	5/15/2028	95,000	94,503
Lowe’s Cos., Inc., Sr. Unscd. Notes	2.80	9/15/2041	100,000	70,802
Lowe’s Cos., Inc., Sr. Unscd. Notes	3.65	4/5/2029	80,000	78,453
Lowe’s Cos., Inc., Sr. Unscd. Notes	4.00	10/15/2028	100,000	99,250
Lowe’s Cos., Inc., Sr. Unscd. Notes(a)	5.80	9/15/2062	150,000	143,626
McDonald’s Corp., Sr. Unscd. Notes	3.63	9/1/2049	50,000	35,981
McDonald’s Corp., Sr. Unscd. Notes	5.45	8/14/2053	100,000	94,450
O’Reilly Automotive, Inc., Sr. Unscd. Notes	1.75	3/15/2031	300,000	262,535
Starbucks Corp., Sr. Unscd. Notes(a)	4.45	8/15/2049	100,000	81,583
Starbucks Corp., Sr. Unscd. Notes(a)	4.80	2/15/2033	100,000	100,150
Target Corp., Sr. Unscd. Notes(a)	4.50	9/15/2032	75,000	75,456
The Home Depot, Inc., Sr. Unscd. Notes	3.35	4/15/2050	100,000	69,043
The Home Depot, Inc., Sr. Unscd. Notes	4.65	9/15/2035	100,000	97,461
The Home Depot, Inc., Sr. Unscd. Notes	4.75	6/25/2029	200,000	203,136
The Home Depot, Inc., Sr. Unscd. Notes	5.88	12/16/2036	150,000	159,825
Walmart, Inc., Sr. Unscd. Notes	3.90	4/15/2028	100,000	99,870
Walmart, Inc., Sr. Unscd. Notes	3.95	6/28/2038	90,000	83,193
Walmart, Inc., Sr. Unscd. Notes	4.00	4/15/2030	100,000	99,686
Walmart, Inc., Sr. Unscd. Notes(a)	4.50	9/9/2052	150,000	129,608
				2,372,521
Semiconductors & Semiconductor Equipment — .6%
Broadcom Corp./Broadcom Cayman Finance Ltd., Gtd. Notes	3.50	1/15/2028	110,000	108,798
Broadcom, Inc., Gtd. Notes	2.60	2/15/2033	100,000	87,509
Broadcom, Inc., Gtd. Notes	3.50	2/15/2041	200,000	159,908
Broadcom, Inc., Sr. Unscd. Notes	4.80	2/15/2036	275,000	268,475
Broadcom, Inc., Sr. Unscd. Notes	5.05	7/12/2029	200,000	203,914

SCHEDULE OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Corporate Bonds and Notes — 25.6% (continued)
Semiconductors & Semiconductor Equipment — .6% (continued)
Intel Corp., Sr. Unscd. Notes	3.25	11/15/2049	150,000	96,861
Intel Corp., Sr. Unscd. Notes	5.00	2/21/2031	200,000	202,086
Intel Corp., Sr. Unscd. Notes	5.05	8/5/2062	65,000	53,561
Intel Corp., Sr. Unscd. Notes	5.13	2/10/2030	100,000	101,637
Intel Corp., Sr. Unscd. Notes	5.20	2/10/2033	100,000	101,311
Intel Corp., Sr. Unscd. Notes	5.70	2/10/2053	100,000	93,608
KLA Corp., Sr. Unscd. Notes	5.25	7/15/2062	100,000	91,628
Microchip Technology, Inc., Gtd. Notes	5.05	3/15/2029	100,000	101,320
NVIDIA Corp., Sr. Unscd. Notes(a)	1.55	6/15/2028	300,000	285,063
NXP BV/NXP Funding LLC/NXP USA, Inc., Gtd. Notes	4.30	8/19/2028	100,000	99,734
QUALCOMM, Inc., Sr. Unscd. Notes	4.30	5/20/2047	120,000	98,168
QUALCOMM, Inc., Sr. Unscd. Notes	4.50	5/20/2030	50,000	50,271
QUALCOMM, Inc., Sr. Unscd. Notes(a)	4.50	5/20/2052	25,000	20,652
QUALCOMM, Inc., Sr. Unscd. Notes(a)	5.40	5/20/2033	100,000	104,334
Texas Instruments, Inc., Sr. Unscd. Notes	4.60	2/8/2029	200,000	202,504
				2,531,342
Supranational Bank — 1.2%
African Development Bank, Sr. Unscd. Bonds(a)	4.00	3/18/2030	200,000	200,001
Asian Development Bank, Sr. Unscd. Notes	1.50	3/4/2031	200,000	177,968
Asian Development Bank, Sr. Unscd. Notes	1.88	1/24/2030	100,000	92,848
Asian Development Bank, Sr. Unscd. Notes	2.75	1/19/2028	90,000	88,324
Asian Development Bank, Sr. Unscd. Notes	3.88	9/28/2032	100,000	98,294
Asian Development Bank, Sr. Unscd. Notes	4.00	1/12/2033	55,000	54,342
Asian Development Bank, Sr. Unscd. Notes	4.38	1/14/2028	150,000	151,176
Asian Development Bank, Sr. Unscd. Notes	4.38	3/22/2035	200,000	200,417
Corp. Andina de Fomento, Sr. Unscd. Notes	4.13	1/7/2028	100,000	100,180
Corp. Andina de Fomento, Sr. Unscd. Notes	5.00	1/24/2029	100,000	102,237
Council of Europe Development Bank, Sr. Unscd. Notes	3.63	5/8/2028	100,000	99,427
European Investment Bank, Sr. Unscd. Bonds	1.63	10/9/2029	150,000	138,966
European Investment Bank, Sr. Unscd. Bonds(a)	3.75	2/14/2033	100,000	97,292
European Investment Bank, Sr. Unscd. Notes	2.38	5/24/2027	250,000	246,052
European Investment Bank, Sr. Unscd. Notes	3.88	3/15/2028	130,000	129,955
European Investment Bank, Sr. Unscd. Notes(a)	4.00	2/15/2029	200,000	200,458
Inter-American Development Bank, Sr. Unscd. Notes	3.13	9/18/2028	150,000	147,304
Inter-American Development Bank, Sr. Unscd. Notes	3.50	9/14/2029	100,000	98,541
Inter-American Development Bank, Sr. Unscd. Notes	3.50	4/12/2033	100,000	95,640
Inter-American Development Bank, Sr. Unscd. Notes	3.63	9/17/2031	100,000	97,827
Inter-American Development Bank, Sr. Unscd. Notes	4.38	7/16/2035	200,000	200,029
Inter-American Investment Corp., Sr. Unscd. Notes	4.13	2/15/2028	100,000	100,217
International Bank for Reconstruction & Development, Sr. Unscd. Bonds	1.25	2/10/2031	175,000	154,083
International Bank for Reconstruction & Development, Sr. Unscd. Bonds	3.88	10/16/2029	300,000	299,205
International Bank for Reconstruction & Development, Sr. Unscd. Bonds	3.88	2/14/2030	100,000	99,661
International Bank for Reconstruction & Development, Sr. Unscd. Notes	0.88	5/14/2030	200,000	177,017
International Bank for Reconstruction & Development, Sr. Unscd. Notes	3.50	7/12/2028	100,000	99,151
International Bank for Reconstruction & Development, Sr. Unscd. Notes	4.00	1/10/2031	300,000	299,716
International Bank for Reconstruction & Development, Sr. Unscd. Notes	4.50	4/10/2031	300,000	306,203
International Bank for Reconstruction & Development, Sr. Unscd. Notes	4.63	1/15/2032	115,000	118,013
Nordic Investment Bank, Sr. Unscd. Notes	3.38	9/8/2027	200,000	198,484
The Asian Infrastructure Investment Bank, Sr. Unscd. Bonds	3.75	9/14/2027	100,000	99,775
				4,768,803

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Corporate Bonds and Notes — 25.6% (continued)
Technology Hardware & Equipment — .6%
Amdocs Ltd., Sr. Unscd. Notes	2.54	6/15/2030	100,000	90,737
Apple, Inc., Sr. Unscd. Bonds(a)	4.75	5/12/2035	100,000	101,090
Apple, Inc., Sr. Unscd. Notes	1.65	2/8/2031	175,000	156,372
Apple, Inc., Sr. Unscd. Notes	2.65	5/11/2050	120,000	73,527
Apple, Inc., Sr. Unscd. Notes(a)	2.80	2/8/2061	100,000	57,242
Apple, Inc., Sr. Unscd. Notes	2.95	9/11/2049	75,000	49,469
Apple, Inc., Sr. Unscd. Notes(a)	3.35	8/8/2032	45,000	42,907
Apple, Inc., Sr. Unscd. Notes	4.00	5/12/2028	100,000	99,963
Apple, Inc., Sr. Unscd. Notes	4.10	8/8/2062	75,000	57,203
Apple, Inc., Sr. Unscd. Notes	4.15	5/10/2030	100,000	100,166
Apple, Inc., Sr. Unscd. Notes(a)	4.85	5/10/2053	200,000	183,672
Booz Allen Hamilton, Inc., Gtd. Notes(a)	5.95	8/4/2033	100,000	102,159
Dell International LLC/EMC Corp., Gtd. Notes(a)	3.45	12/15/2051	17,000	11,615
Dell International LLC/EMC Corp., Gtd. Notes(a)	5.40	4/15/2034	100,000	101,798
Dell International LLC/EMC Corp., Gtd. Notes	5.75	2/1/2033	200,000	208,570
Dell International LLC/EMC Corp., Sr. Unscd. Notes	8.35	7/15/2046	28,000	34,764
International Business Machines Corp., Sr. Unscd. Notes	3.50	5/15/2029	220,000	213,883
International Business Machines Corp., Sr. Unscd. Notes	4.15	5/15/2039	105,000	91,009
International Business Machines Corp., Sr. Unscd. Notes	4.25	5/15/2049	160,000	122,953
Leidos, Inc., Gtd. Notes	2.30	2/15/2031	200,000	178,077
NetApp, Inc., Sr. Unscd. Notes	2.70	6/22/2030	200,000	184,257
				2,261,433
Telecommunication Services — 1.1%
America Movil SAB de CV, Gtd. Notes	6.38	3/1/2035	100,000	108,680
America Movil SAB de CV, Sr. Unscd. Notes(a)	4.38	4/22/2049	100,000	83,160
AT&T, Inc., Sr. Unscd. Notes	3.50	9/15/2053	165,000	106,935
AT&T, Inc., Sr. Unscd. Notes	3.80	12/1/2057	150,000	100,061
AT&T, Inc., Sr. Unscd. Notes	4.35	3/1/2029	200,000	199,840
AT&T, Inc., Sr. Unscd. Notes	4.50	5/15/2035	150,000	142,093
AT&T, Inc., Sr. Unscd. Notes	4.50	3/9/2048	191,000	152,960
AT&T, Inc., Sr. Unscd. Notes	4.75	4/30/2033	100,000	98,722
AT&T, Inc., Sr. Unscd. Notes	5.85	4/30/2046	100,000	96,535
British Telecommunications PLC, Sr. Unscd. Notes	9.63	12/15/2030	175,000	208,708
Cisco Systems, Inc., Sr. Unscd. Notes(a)	5.05	2/26/2034	100,000	101,383
Cisco Systems, Inc., Sr. Unscd. Notes	5.50	1/15/2040	125,000	127,560
Corning, Inc., Sr. Unscd. Notes	3.90	11/15/2049	150,000	113,069
Deutsche Telekom International Finance BV, Gtd. Bonds(c)	8.25	6/15/2030	150,000	171,943
Motorola Solutions, Inc., Sr. Unscd. Notes	5.00	4/15/2029	100,000	101,328
Orange SA, Sr. Unscd. Notes	9.00	3/1/2031	150,000	176,397
Rogers Communications, Inc., Gtd. Bonds	7.50	8/15/2038	125,000	142,624
Telefonica Emisiones SA, Gtd. Notes	5.21	3/8/2047	150,000	131,712
Telefonica Emisiones SA, Gtd. Notes	7.05	6/20/2036	50,000	55,205
T-Mobile USA, Inc., Gtd. Notes	2.05	2/15/2028	150,000	144,034
T-Mobile USA, Inc., Gtd. Notes(a)	2.55	2/15/2031	100,000	90,948
T-Mobile USA, Inc., Gtd. Notes	4.50	4/15/2050	100,000	80,203
T-Mobile USA, Inc., Gtd. Notes	4.63	1/15/2033	100,000	98,176
T-Mobile USA, Inc., Gtd. Notes	4.95	11/15/2035	100,000	97,726
T-Mobile USA, Inc., Gtd. Notes	5.05	7/15/2033	100,000	100,492
T-Mobile USA, Inc., Gtd. Notes	5.65	1/15/2053	100,000	93,919
T-Mobile USA, Inc., Gtd. Notes	5.80	9/15/2062	100,000	95,352

SCHEDULE OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Corporate Bonds and Notes — 25.6% (continued)
Telecommunication Services — 1.1% (continued)
Verizon Communications, Inc., Sr. Unscd. Notes	2.36	3/15/2032	125,000	109,335
Verizon Communications, Inc., Sr. Unscd. Notes	2.88	11/20/2050	200,000	121,031
Verizon Communications, Inc., Sr. Unscd. Notes	3.70	3/22/2061	200,000	132,548
Verizon Communications, Inc., Sr. Unscd. Notes	4.02	12/3/2029	227,000	223,903
Verizon Communications, Inc., Sr. Unscd. Notes	4.33	9/21/2028	150,000	150,140
Verizon Communications, Inc., Sr. Unscd. Notes	4.78	2/15/2035	200,000	194,141
Verizon Communications, Inc., Sr. Unscd. Notes	5.00	1/15/2036	45,000	43,971
Verizon Communications, Inc., Sr. Unscd. Notes	5.88	11/30/2055	65,000	62,861
Vodafone Group PLC, Sr. Unscd. Notes	5.63	2/10/2053	100,000	93,803
Vodafone Group PLC, Sr. Unscd. Notes	5.75	2/10/2063	30,000	27,972
Vodafone Group PLC, Sr. Unscd. Notes	7.88	2/15/2030	13,000	14,501
				4,393,971
Transportation — .4%
Burlington Northern Santa Fe LLC, Sr. Unscd. Debs.	6.15	5/1/2037	200,000	218,050
Canadian National Railway Co., Sr. Unscd. Notes(a)	4.38	9/18/2034	150,000	145,326
Canadian Pacific Railway Co., Gtd. Notes	4.95	8/15/2045	150,000	137,263
CSX Corp., Sr. Unscd. Notes	3.80	3/1/2028	100,000	99,205
CSX Corp., Sr. Unscd. Notes	4.30	3/1/2048	50,000	41,024
CSX Corp., Sr. Unscd. Notes	4.90	3/15/2055	100,000	88,489
FedEx Corp., Gtd. Notes	4.10	2/1/2045	100,000	78,853
FedEx Corp., Gtd. Notes	4.55	4/1/2046	100,000	83,250
Norfolk Southern Corp., Sr. Unscd. Notes	5.05	8/1/2030	100,000	102,263
Norfolk Southern Corp., Sr. Unscd. Notes(a)	5.35	8/1/2054	100,000	93,519
Union Pacific Corp., Sr. Unscd. Notes	3.80	4/6/2071	55,000	37,201
Union Pacific Corp., Sr. Unscd. Notes	3.84	3/20/2060	143,000	101,701
Union Pacific Corp., Sr. Unscd. Notes	3.85	2/14/2072	50,000	34,186
Union Pacific Corp., Sr. Unscd. Notes	3.95	9/10/2028	105,000	104,492
United Parcel Service, Inc., Sr. Unscd. Notes(a)	4.88	3/3/2033	100,000	101,843
United Parcel Service, Inc., Sr. Unscd. Notes	6.05	5/14/2065	100,000	101,097
				1,567,762
Utilities — 2.5%
AEP Texas, Inc., Sr. Unscd. Notes, Ser. H	3.45	1/15/2050	100,000	66,994
Alabama Power Co., Sr. Unscd. Notes	3.13	7/15/2051	150,000	97,395
Ameren Illinois Co., First Mortgage Bonds	1.55	11/15/2030	100,000	87,959
Ameren Illinois Co., First Mortgage Bonds	4.50	3/15/2049	100,000	83,237
American Water Capital Corp., Sr. Unscd. Notes	3.75	9/1/2047	110,000	83,061
American Water Capital Corp., Sr. Unscd. Notes	5.70	9/1/2055	100,000	97,871
Arizona Public Service Co., Sr. Unscd. Notes	4.25	3/1/2049	150,000	117,814
Atmos Energy Corp., Sr. Unscd. Notes	1.50	1/15/2031	150,000	131,183
Atmos Energy Corp., Sr. Unscd. Notes	6.20	11/15/2053	100,000	105,828
Baltimore Gas & Electric Co., Sr. Unscd. Notes	5.45	6/1/2035	100,000	102,339
Berkshire Hathaway Energy Co., Sr. Unscd. Notes	3.80	7/15/2048	100,000	73,662
Berkshire Hathaway Energy Co., Sr. Unscd. Notes	5.15	11/15/2043	100,000	94,175
Commonwealth Edison Co., First Mortgage Bonds	4.00	3/1/2049	100,000	76,901
Consolidated Edison Co. of New York, Inc., Sr. Unscd. Debs., Ser. 6-B	6.20	6/15/2036	100,000	107,813
Consolidated Edison Co. of New York, Inc., Sr. Unscd. Notes	5.50	3/15/2034	100,000	104,115
Constellation Energy Generation LLC, Sr. Unscd. Notes	3.90	1/8/2028	200,000	198,475
Constellation Energy Generation LLC, Sr. Unscd. Notes	6.25	10/1/2039	50,000	52,790
Consumers Energy Co., First Mortgage Bonds	2.65	8/15/2052	58,000	34,939
Consumers Energy Co., First Mortgage Bonds	4.90	2/15/2029	100,000	101,430

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Corporate Bonds and Notes — 25.6% (continued)
Utilities — 2.5% (continued)
Dominion Energy, Inc., Jr. Sub. Notes	6.00	2/15/2056	100,000	100,119
Dominion Energy, Inc., Sr. Unscd. Notes, Ser. C	3.38	4/1/2030	200,000	191,136
Dominion Energy, Inc., Sr. Unscd. Notes, Ser. E	6.30	3/15/2033	100,000	106,471
DTE Electric Co., First Mortgage Bonds, Ser. C	2.63	3/1/2031	150,000	138,149
Duke Energy Carolinas LLC, First Mortgage Bonds	3.20	8/15/2049	100,000	67,117
Duke Energy Corp., Sr. Unscd. Notes	4.50	8/15/2032	200,000	197,221
Duke Energy Corp., Sr. Unscd. Notes	5.45	6/15/2034	200,000	204,402
Duke Energy Florida LLC, First Mortgage Bonds	6.40	6/15/2038	150,000	164,144
Duke Energy Ohio, Inc., First Mortgage Bonds	5.65	4/1/2053	100,000	97,155
Duke Energy Progress LLC, First Mortgage Bonds	5.10	3/15/2034	100,000	101,546
Duke Energy Progress NC Storm Funding LLC, Sr. Scd. Notes, Ser. A2	2.39	7/1/2037	150,000	128,138
Emera US Finance LP, Gtd. Notes	4.75	6/15/2046	100,000	83,063
Entergy Arkansas LLC, First Mortgage Bonds	5.45	6/1/2034	100,000	103,192
Entergy Louisiana LLC, First Mortgage Bonds(a)	1.60	12/15/2030	100,000	87,968
Entergy Texas, Inc., First Mortgage Bonds	5.80	9/1/2053	100,000	99,164
Evergy Kansas Central, Inc., First Mortgage Bonds	3.45	4/15/2050	150,000	104,597
Eversource Energy, Sr. Unscd. Notes	4.45	12/15/2030	100,000	98,567
Exelon Corp., Sr. Unscd. Notes	5.88	3/15/2055	100,000	97,244
FirstEnergy Transmission LLC, Sr. Unscd. Notes	5.00	1/15/2035	100,000	98,713
Florida Power & Light Co., First Mortgage Bonds	3.99	3/1/2049	100,000	77,789
Florida Power & Light Co., First Mortgage Bonds	4.05	10/1/2044	200,000	163,380
Hydro-Quebec, Govt. Gtd. Debs., Ser. HK	9.38	4/15/2030	20,000	23,597
Idaho Power Co., First Mortgage Bonds, Ser. K	4.20	3/1/2048	117,000	94,358
Indiana Michigan Power Co., Sr. Unscd. Notes	6.05	3/15/2037	150,000	159,685
Interstate Power & Light Co., Sr. Unscd. Debs.	3.70	9/15/2046	75,000	55,248
Interstate Power & Light Co., Sr. Unscd. Notes	4.10	9/26/2028	150,000	149,099
Jersey Central Power & Light Co., Sr. Unscd. Notes	5.10	1/15/2035	100,000	99,748
National Fuel Gas Co., Sr. Unscd. Notes	5.95	3/15/2035	100,000	103,945
National Rural Utilities Cooperative Finance Corp., Scd. Notes	4.15	12/15/2032	100,000	97,259
National Rural Utilities Cooperative Finance Corp., Sr. Unscd. Notes	4.12	9/16/2027	100,000	99,803
National Rural Utilities Cooperative Finance Corp., Sr. Unscd. Notes	5.15	6/15/2029	100,000	102,385
NextEra Energy Capital Holdings, Inc., Gtd. Debs.	5.65	5/1/2079	150,000	149,958
NextEra Energy Capital Holdings, Inc., Gtd. Notes	4.90	2/28/2028	100,000	100,862
NextEra Energy Capital Holdings, Inc., Gtd. Notes	5.05	2/28/2033	100,000	101,071
NextEra Energy Capital Holdings, Inc., Gtd. Notes	5.25	2/28/2053	30,000	27,099
NiSource, Inc., Sr. Unscd. Notes	1.70	2/15/2031	150,000	130,778
Northern States Power Co., First Mortgage Bonds	5.65	6/15/2054	100,000	98,067
Oglethorpe Power Corp., First Mortgage Bonds	5.80	6/1/2054	100,000	96,729
Ohio Power Co., Sr. Unscd. Notes	5.65	6/1/2034	100,000	102,974
Oncor Electric Delivery Co. LLC, Sr. Scd. Notes	5.80	4/1/2055	100,000	98,417
Pacific Gas & Electric Co., First Mortgage Bonds	4.50	7/1/2040	215,000	185,018
Pacific Gas & Electric Co., First Mortgage Bonds	4.95	7/1/2050	145,000	120,511
PacifiCorp, First Mortgage Bonds	5.30	2/15/2031	100,000	101,872
PacifiCorp, First Mortgage Bonds	5.80	1/15/2055	100,000	94,199
PECO Energy Co., First Mortgage Bonds	5.25	9/15/2054	100,000	92,282
PG&E Wildfire Recovery Funding LLC, Sr. Scd. Bonds, Ser. A2	4.72	6/1/2037	100,000	98,542
PG&E Wildfire Recovery Funding LLC, Sr. Scd. Bonds, Ser. A4	5.21	12/1/2047	100,000	95,181
PPL Electric Utilities Corp., First Mortgage Bonds	3.00	10/1/2049	100,000	64,915
Progress Energy, Inc., Sr. Unscd. Notes	7.75	3/1/2031	100,000	112,534
Public Service Co. of Colorado, First Mortgage Bonds	4.15	3/13/2029	100,000	99,477

SCHEDULE OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Corporate Bonds and Notes — 25.6% (continued)
Utilities — 2.5% (continued)
Public Service Co. of Colorado, First Mortgage Bonds	5.15	9/15/2035	100,000	99,513
Public Service Electric & Gas Co., First Mortgage Bonds	5.45	8/1/2053	100,000	95,886
Public Service Enterprise Group, Inc., Sr. Unscd. Notes	1.60	8/15/2030	200,000	176,398
Puget Sound Energy, Inc., Sr. Scd. Notes	3.25	9/15/2049	100,000	67,075
San Diego Gas & Electric Co., First Mortgage Bonds	4.95	8/15/2028	100,000	101,366
San Diego Gas & Electric Co., First Mortgage Bonds, Ser. UUU	3.32	4/15/2050	100,000	67,203
San Diego Gas & Electric Co., First Mortgage, Ser. EEEE	5.95	3/15/2056	100,000	99,656
Sempra, Sr. Unscd. Notes	4.00	2/1/2048	50,000	37,280
Southern California Edison Co., First Mortgage Bonds	3.65	2/1/2050	150,000	102,684
Southern California Edison Co., First Mortgage Bonds	5.95	11/1/2032	100,000	104,526
Southern California Edison Co., First Mortgage Bonds	6.20	9/15/2055	100,000	98,044
Southern California Edison Co., Sr. Unscd. Notes	6.65	4/1/2029	100,000	104,479
Southern California Gas Co., First Mortgage Bonds	6.00	6/15/2055	100,000	100,373
Southern Co. Gas Capital Corp., Gtd. Notes, Ser. 21A	3.15	9/30/2051	100,000	64,436
Southern Co. Gas Capital Corp., Gtd. Notes, Ser. A	4.05	9/15/2028	75,000	74,379
Southern Power Co., Sr. Unscd. Notes, Ser. A	4.25	10/1/2030	120,000	118,611
Southwestern Electric Power Co., Sr. Unscd. Notes, Ser. M	4.10	9/15/2028	150,000	148,649
Southwestern Public Service Co., First Mortgage Bonds	3.40	8/15/2046	100,000	70,174
Tampa Electric Co., Sr. Unscd. Notes	4.35	5/15/2044	100,000	83,805
The Connecticut Light & Power Company, First Mortgage Bonds	4.95	8/15/2034	100,000	99,844
Tucson Electric Power Co., Sr. Unscd. Notes	4.00	6/15/2050	75,000	56,850
Virginia Electric & Power Co., Sr. Unscd. Notes	5.15	3/15/2035	100,000	100,169
Virginia Electric & Power Co., Sr. Unscd. Notes	5.30	8/15/2033	100,000	102,421
Virginia Electric & Power Co., Sr. Unscd. Notes, Ser. C	4.63	5/15/2052	100,000	83,070
Washington Gas Light Co., Sr. Unscd. Notes, Ser. K	3.80	9/15/2046	75,000	56,651
Wisconsin Electric Power Co., Sr. Unscd. Debs.(a)	4.75	9/30/2032	100,000	101,093
Wisconsin Electric Power Co., Sr. Unscd. Notes	4.60	10/1/2034	100,000	98,873
Xcel Energy, Inc., Sr. Unscd. Notes	5.45	8/15/2033	100,000	102,184
				9,898,561
Total Corporate Bonds and Notes (cost $109,136,688)				102,494,572
Foreign Governmental — 1.5%
Canada, Sr. Unscd. Notes	4.00	3/18/2030	200,000	200,336
Export Development Canada, Govt. Gtd. Bonds	4.00	6/20/2030	100,000	100,026
Export Development Canada, Govt. Gtd. Notes(a)	3.88	2/14/2028	100,000	99,903
Export-Import Bank of Korea, Sr. Unscd. Notes	5.00	1/11/2028	300,000	304,606
Hungary, Sr. Unscd. Notes, Ser. 30Y	7.63	3/29/2041	150,000	176,310
Indonesia, Sr. Unscd. Bonds	4.90	4/16/2036	200,000	195,468
Indonesia, Sr. Unscd. Notes	3.50	1/11/2028	300,000	296,841
Israel, Sr. Unscd. Bonds, Ser. 30Y	3.88	7/3/2050	250,000	179,267
Israel, Sr. Unscd. Notes, Ser. 10Y	5.63	2/19/2035	200,000	204,633
Japan Bank for International Cooperation, Govt. Gtd. Notes	2.00	10/17/2029	300,000	279,649
Mexico, Sr. Unscd. Notes	4.28	8/14/2041	300,000	237,435
Mexico, Sr. Unscd. Notes	5.00	4/27/2051	250,000	198,500
Mexico, Sr. Unscd. Notes	5.55	1/21/2045	200,000	181,930
Mexico, Sr. Unscd. Notes	6.40	5/7/2054	200,000	189,400
Panama, Sr. Unscd. Bonds	3.88	3/17/2028	250,000	247,313
Panama, Sr. Unscd. Notes(a)	6.40	2/14/2035	100,000	107,000
Peru, Sr. Unscd. Bonds	6.55	3/14/2037	370,000	405,631
Philippines, Sr. Unscd. Bonds	3.70	2/2/2042	400,000	322,262

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Foreign Governmental — 1.5% (continued)
Philippines, Sr. Unscd. Notes	5.17	10/13/2027	200,000	203,271
Philippines, Sr. Unscd. Notes	5.61	4/13/2033	200,000	208,693
Poland, Bonds, Ser. 10Y	5.38	2/12/2035	200,000	204,069
Poland, Sr. Unscd. Notes, Ser. 10Y	5.13	9/18/2034	60,000	60,383
Poland, Sr. Unscd. Notes, Ser. 30Y	5.50	3/18/2054	75,000	69,994
Poland, Sr. Unscd. Notes, Ser. 5Y	5.50	11/16/2027	300,000	306,116
Province of Alberta Canada, Sr. Unscd. Notes	3.30	3/15/2028	80,000	79,085
Province of British Columbia Canada, Sr. Unscd. Notes	4.05	4/23/2031	65,000	64,458
Province of Ontario Canada, Unscd. Bonds	4.85	6/11/2035	250,000	254,761
Province of Quebec Canada, Sr. Unscd. Debs., Ser. PD	7.50	9/15/2029	100,000	110,735
Republic of Poland, Sr. Unscd. Notes, Ser. 30Y	6.13	4/14/2056	200,000	200,941
Uruguay, Sr. Unscd. Bonds	4.98	4/20/2055	105,000	94,610
Uruguay, Sr. Unscd. Bonds	7.63	3/21/2036	300,000	356,415
Total Foreign Governmental (cost $6,493,273)				6,140,041
Municipal Securities — .6%
American Municipal Power, Inc., Revenue Bonds (Combined Hydroelectric Projects) Ser. B	8.08	2/15/2050	100,000	123,927
Bay Area Toll Authority, Revenue Bonds (Build America Bond) Ser. F2	6.26	4/1/2049	150,000	155,280
California, GO	3.50	4/1/2028	100,000	99,135
California, GO (Build America Bonds)	7.55	4/1/2039	150,000	177,576
California, GO, Refunding	4.88	9/1/2030	200,000	206,119
Connecticut, GO, Ser. A	5.85	3/15/2032	200,000	213,439
Illinois, GO	5.10	6/1/2033	200,686	203,920
Massachusetts, GO (Build America Bond) Ser. D	4.50	8/1/2031	200,000	198,387
Massachusetts School Building Authority, Revenue Bonds (Build America Bond)	5.72	8/15/2039	100,000	103,047
New Jersey Turnpike Authority, Revenue Bonds, Ser. F	7.41	1/1/2040	200,000	234,387
New York City, GO (Sustainable Bond) Ser. B1	5.83	10/1/2053	20,000	20,128
New York City Municipal Water Finance Authority, Revenue Bonds (Build America Bond)	5.95	6/15/2042	200,000	203,582
Oklahoma Development Finance Authority, Revenue Bonds (Oklahoma Natural Gas Company)	4.71	5/1/2052	200,000	182,139
Port Authority of New York & New Jersey, Revenue Bonds, Ser. 192	4.81	10/15/2065	150,000	132,387
Texas, GO (Build America Bond)	5.52	4/1/2039	93,731	95,086
Texas Natural Gas Securitization Finance Corp., Revenue Bonds (Winter Storm Uri)	5.17	4/1/2041	100,000	100,615
Total Municipal Securities (cost $2,541,155)				2,449,154
U.S. Government Agencies Collateralized Municipal-Backed Securities — .8%
Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates, Ser. K103, Cl. A2(d)	2.65	11/25/2029	400,000	379,764
Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates, Ser. K104, Cl. A2(d)	2.25	1/25/2030	400,000	373,972
Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates, Ser. K106, Cl. A1(d)	1.78	10/25/2029	131,861	125,979
Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates, Ser. K112, Cl. A2(d)	1.31	5/25/2030	200,000	178,623
Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates, Ser. K126, Cl. A2(d)	2.07	1/25/2031	400,000	363,277
Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates, Ser. K1514, Cl. A2(d)	2.86	10/25/2034	400,000	350,800

SCHEDULE OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
U.S. Government Agencies Collateralized Municipal-Backed Securities — .8% (continued)
Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates, Ser. K1516, Cl. A2(d)	1.72	5/25/2035	200,000	157,898
Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates, Ser. K1521, Cl. A2(d)	2.18	8/25/2036	300,000	239,226
Federal National Mortgage Association, ACES, Ser. 2017-M12, Cl. A2(d)	3.17	6/25/2027	372,051	367,998
Federal National Mortgage Association, ACES, Ser. 2019-M12, Cl. A2(d)	2.89	6/25/2029	235,850	227,336
Federal National Mortgage Association, ACES, Ser. 2020-M14, Cl. A2(d)	1.78	5/25/2030	270,494	247,242
Federal National Mortgage Association, ACES, Ser. 2022-M1, Cl. A2(d)	1.72	10/25/2031	100,000	87,184
Total U.S. Government Agencies Collateralized Municipal-Backed Securities (cost $3,596,265)				3,099,299

U.S. Government Agencies Mortgage-Backed — 26.7%
Federal Home Loan Mortgage Corp.:
1.50%, 2/1/2036-3/1/2052(d)	1,411,302	1,205,668
2.00%, 8/1/2028-2/1/2052(d)	9,236,046	7,596,305
2.50%, 3/1/2028-5/1/2052(d)	6,088,270	5,225,796
3.00%, 10/1/2026-3/1/2052(d)	3,441,220	3,132,664
3.50%, 8/1/2030-7/1/2052(d)	1,521,688	1,415,184
4.00%, 9/1/2035-7/1/2052(d)	1,240,617	1,185,836
4.50%, 8/1/2030-11/1/2052(d)	1,636,818	1,603,734
5.00%, 7/1/2028-2/1/2048(d)	340,153	344,409
5.50%, 5/1/2027-2/1/2053(d)	220,678	223,557
6.00%, 8/1/2028-7/1/2039(d)	161,320	167,571
6.33%, 8/1/2034, (1 Year U.S. Treasury Yield Curve Constant Rate +2.25%)(d),(e)	158	162
6.50%, 3/1/2028-9/1/2037(d)	35,438	37,478
7.00%, 1/1/2028-9/1/2031(d)	3,010	3,179
7.50%, 8/1/2027-7/1/2030(d)	193	197
8.00%, 8/1/2026-10/1/2031(d)	356	367
8.50%, 6/1/2030(d)	22	23
Federal National Mortgage Association:
1.50%, 9/1/2035-9/1/2051(d)	2,750,327	2,260,068
1.50%, 5/1/2041-6/1/2056(d),(f)	300,000	239,666
2.00%, 7/1/2028-6/1/2052(d)	13,531,984	11,163,725
2.50%, 7/1/2027-5/1/2052(d)	9,110,652	7,824,050
3.00%, 10/1/2026-3/1/2052(d)	6,504,931	5,864,564
3.50%, 12/1/2026-6/1/2052(d)	3,540,501	3,304,688
4.00%, 12/1/2030-9/1/2052(d)	3,594,318	3,443,146
4.00%, 5/1/2041-6/1/2041(d),(f)	175,000	170,515
4.50%, 9/1/2030-4/1/2049(d)	1,071,258	1,058,201
4.50%, 5/1/2041-6/1/2056(d),(f)	750,000	729,816
5.00%, 11/1/2028-6/1/2049(d)	488,367	493,825
5.00%, 5/1/2040-6/1/2056(d),(f)	5,325,000	5,252,219
5.50%, 1/1/2032-12/1/2038(d)	256,546	262,303
5.50%, 5/1/2040-6/1/2056(d),(f)	6,750,000	6,787,362
6.00%, 12/1/2028-11/1/2038(d)	341,696	355,004
6.00%, 5/1/2040-5/1/2053(d),(f)	5,325,000	5,437,606
6.50%, 2/1/2028-10/1/2037(d)	77,389	80,616
6.50%, 5/1/2054(d),(f)	2,150,000	2,230,895
7.00%, 9/1/2027-7/1/2032(d)	4,985	5,260
7.00%, 5/1/2055(d),(f)	450,000	475,373
7.50%, 4/1/2027-6/1/2031(d)	2,401	2,439

Description	Principal Amount ($)	Value ($)
U.S. Government Agencies Mortgage-Backed — 26.7% (continued)
8.00%, 5/1/2027-8/1/2030(d)	256	262
8.50%, 7/1/2030(d)	65	67
Government National Mortgage Association I:
2.50%, 2/15/2028-9/15/2046	70,585	61,583
3.00%, 9/15/2042-8/15/2045	336,404	304,545
3.50%, 11/15/2041-8/15/2045	253,484	235,657
4.00%, 2/15/2041-9/15/2045	287,088	273,650
4.50%, 3/15/2039-2/15/2041	276,445	274,858
5.00%, 7/15/2033-4/15/2040	334,731	341,059
5.50%, 2/15/2033-11/15/2038	137,274	140,371
6.00%, 1/15/2029-10/15/2036	38,601	39,711
6.50%, 9/15/2031-11/15/2033	12,749	13,017
7.00%, 10/15/2027-8/15/2032	8,405	8,592
7.50%, 12/15/2026-11/15/2030	2,133	2,161
8.00%, 12/15/2029-3/15/2032	1,498	1,561
8.25%, 6/15/2027	70	70
Government National Mortgage Association II:
2.00%, 9/20/2050-5/20/2052	4,095,699	3,374,093
2.50%, 3/20/2027-7/20/2052	4,281,549	3,683,136
3.00%, 1/20/2028-5/20/2052	4,536,406	4,091,773
3.50%, 9/20/2028-9/20/2052	3,647,719	3,390,397
4.00%, 9/20/2043-9/20/2052	1,559,176	1,496,571
4.50%, 7/20/2041-8/20/2052	1,301,317	1,280,307
4.50%, 5/20/2056-6/20/2056(f)	450,000	433,989
5.00%, 9/20/2040-2/20/2049	96,710	98,370
5.00%, 5/20/2056-6/20/2056(f)	2,750,000	2,725,913
5.50%, 10/20/2031-6/20/2041	23,300	24,015
5.50%, 5/20/2056-6/20/2056(f)	2,825,000	2,845,153
6.00%, 5/20/2056(f)	1,525,000	1,554,911
6.50%, 2/20/2028	29	31
6.50%, 5/20/2056(f)	525,000	548,451
7.00%, 5/20/2056(f)	125,000	128,826
Total U.S. Government Agencies Mortgage-Backed (cost $115,183,391)		106,956,571

	Coupon Rate (%)	Maturity Date
U.S. Government Agencies Obligations — .6%
Federal Farm Credit Banks Funding Corp., Bonds	1.65	7/23/2035	200,000	156,032
Federal Home Loan Banks, Bonds	3.25	11/16/2028	500,000	492,790
Federal Home Loan Banks, Bonds	5.50	7/15/2036	480,000	519,748
Federal National Mortgage Association, Notes(d)	6.25	5/15/2029	540,000	576,978
Federal National Mortgage Association, Unscd. Notes(d)	0.75	10/8/2027	500,000	478,487
Tennessee Valley Authority, Sr. Unscd. Bonds	5.25	9/15/2039	150,000	156,044
Tennessee Valley Authority, Sr. Unscd. Bonds	6.15	1/15/2038	165,000	189,076
Total U.S. Government Agencies Obligations (cost $2,551,889)				2,569,155
U.S. Treasury Securities — 45.5%
U.S. Treasury Bonds	1.13	5/15/2040	300,000	187,916
U.S. Treasury Bonds	1.38	11/15/2040	200,000	127,996
U.S. Treasury Bonds	1.38	8/15/2050	200,000	96,656
U.S. Treasury Bonds	1.88	11/15/2051	945,000	512,589

SCHEDULE OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
U.S. Treasury Securities — 45.5% (continued)
U.S. Treasury Bonds	2.00	11/15/2041	95,000	65,259
U.S. Treasury Bonds	2.00	8/15/2051	750,000	421,802
U.S. Treasury Bonds	2.25	8/15/2049	705,000	433,685
U.S. Treasury Bonds	2.25	2/15/2052	1,070,000	636,734
U.S. Treasury Bonds	2.38	2/15/2042	195,000	141,204
U.S. Treasury Bonds	2.38	11/15/2049	425,000	267,816
U.S. Treasury Bonds(a)	2.38	5/15/2051	895,000	553,432
U.S. Treasury Bonds	2.50	2/15/2046	800,000	546,594
U.S. Treasury Bonds	2.75	8/15/2042	310,000	235,194
U.S. Treasury Bonds	2.75	11/15/2042	1,022,000	771,311
U.S. Treasury Bonds	2.75	8/15/2047	670,000	469,576
U.S. Treasury Bonds	2.75	11/15/2047	85,000	59,387
U.S. Treasury Bonds	2.88	5/15/2043	2,040,000	1,554,464
U.S. Treasury Bonds	2.88	5/15/2049	2,386,000	1,677,843
U.S. Treasury Bonds	2.88	5/15/2052	2,415,000	1,653,756
U.S. Treasury Bonds	3.00	5/15/2042	320,000	253,156
U.S. Treasury Bonds	3.00	2/15/2047	10,000	7,383
U.S. Treasury Bonds	3.00	2/15/2048	140,000	102,156
U.S. Treasury Bonds	3.00	8/15/2048	645,000	468,053
U.S. Treasury Bonds	3.00	2/15/2049	185,000	133,597
U.S. Treasury Bonds	3.00	8/15/2052	1,265,000	888,070
U.S. Treasury Bonds	3.13	11/15/2041	190,000	154,338
U.S. Treasury Bonds	3.13	2/15/2042	175,000	141,470
U.S. Treasury Bonds	3.13	2/15/2043	365,000	289,961
U.S. Treasury Bonds	3.13	5/15/2048	180,000	134,044
U.S. Treasury Bonds	3.25	5/15/2042	365,000	298,908
U.S. Treasury Bonds	3.38	8/15/2042	540,000	448,010
U.S. Treasury Bonds	3.38	5/15/2044	885,000	716,954
U.S. Treasury Bonds	3.38	11/15/2048	1,285,000	996,026
U.S. Treasury Bonds	3.63	8/15/2043	615,000	520,924
U.S. Treasury Bonds	3.63	2/15/2044	1,798,000	1,514,183
U.S. Treasury Bonds	3.63	2/15/2053	375,000	297,217
U.S. Treasury Bonds	3.63	5/15/2053	1,770,000	1,401,273
U.S. Treasury Bonds	3.75	8/15/2041	195,000	172,598
U.S. Treasury Bonds	3.75	11/15/2043	1,730,000	1,486,921
U.S. Treasury Bonds	3.88	8/15/2040	50,000	45,492
U.S. Treasury Bonds	3.88	2/15/2043	1,015,000	894,984
U.S. Treasury Bonds	3.88	5/15/2043	1,055,000	927,658
U.S. Treasury Bonds	4.00	11/15/2042	350,000	314,480
U.S. Treasury Bonds(a)	4.00	11/15/2052	290,000	246,188
U.S. Treasury Bonds	4.13	8/15/2044	710,000	638,542
U.S. Treasury Bonds	4.13	8/15/2053	1,665,000	1,442,274
U.S. Treasury Bonds	4.25	5/15/2039	880,000	848,581
U.S. Treasury Bonds	4.25	2/15/2054	720,000	636,961
U.S. Treasury Bonds(a)	4.25	8/15/2054	1,170,000	1,035,153
U.S. Treasury Bonds	4.38	11/15/2039	65,000	62,984
U.S. Treasury Bonds	4.38	5/15/2040	580,000	559,587
U.S. Treasury Bonds	4.38	5/15/2041	550,000	525,594
U.S. Treasury Bonds	4.38	8/15/2043	570,000	533,618
U.S. Treasury Bonds(a)	4.50	2/15/2036	230,000	233,396
U.S. Treasury Bonds(a)	4.50	8/15/2039	160,000	157,550

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
U.S. Treasury Securities — 45.5% (continued)
U.S. Treasury Bonds	4.50	2/15/2044	415,000	393,383
U.S. Treasury Bonds	4.50	11/15/2054	435,000	401,372
U.S. Treasury Bonds	4.63	5/15/2044	335,000	322,150
U.S. Treasury Bonds	4.63	11/15/2044	150,000	143,886
U.S. Treasury Bonds(a)	4.63	11/15/2045	650,000	621,156
U.S. Treasury Bonds(a)	4.63	2/15/2046	220,000	210,117
U.S. Treasury Bonds	4.63	5/15/2054	1,300,000	1,224,209
U.S. Treasury Bonds	4.63	2/15/2055	600,000	565,230
U.S. Treasury Bonds	4.63	11/15/2055	590,000	556,490
U.S. Treasury Bonds	4.75	2/15/2041	590,000	588,686
U.S. Treasury Bonds	4.75	11/15/2043	85,000	83,255
U.S. Treasury Bonds(a)	4.75	11/15/2053	1,750,000	1,680,718
U.S. Treasury Bonds	4.75	8/15/2055	650,000	625,422
U.S. Treasury Bonds	4.75	2/15/2056	545,000	524,775
U.S. Treasury Bonds	4.88	8/15/2045	265,000	261,791
U.S. Treasury Bonds	5.00	5/15/2037	295,000	310,505
U.S. Treasury Bonds	5.00	5/15/2045	400,000	401,688
U.S. Treasury Bonds(a)	5.25	11/15/2028	5,000	5,163
U.S. Treasury Bonds(a)	5.25	2/15/2029	205,000	212,704
U.S. Treasury Bonds	5.38	2/15/2031	25,000	26,485
U.S. Treasury Bonds	6.13	11/15/2027	85,000	87,889
U.S. Treasury Bonds	6.25	5/15/2030	175,000	189,752
U.S. Treasury Notes(a)	0.38	7/31/2027	1,240,000	1,187,954
U.S. Treasury Notes	0.38	9/30/2027	1,110,000	1,057,470
U.S. Treasury Notes	0.50	6/30/2027	900,000	866,355
U.S. Treasury Notes	0.50	10/31/2027	575,000	547,137
U.S. Treasury Notes	0.63	12/31/2027	275,000	260,697
U.S. Treasury Notes	0.63	5/15/2030	1,710,000	1,497,619
U.S. Treasury Notes	0.63	8/15/2030	1,796,000	1,559,538
U.S. Treasury Notes	0.88	11/15/2030	685,000	596,699
U.S. Treasury Notes	1.13	2/15/2031	2,270,000	1,987,225
U.S. Treasury Notes	1.25	5/31/2028	2,320,000	2,198,562
U.S. Treasury Notes	1.25	6/30/2028	1,730,000	1,636,100
U.S. Treasury Notes	1.25	9/30/2028	370,000	347,583
U.S. Treasury Notes	1.25	8/15/2031	3,175,000	2,752,638
U.S. Treasury Notes	1.38	10/31/2028	1,750,000	1,645,684
U.S. Treasury Notes	1.50	11/30/2028	860,000	809,744
U.S. Treasury Notes	1.50	2/15/2030	1,445,000	1,321,385
U.S. Treasury Notes	2.25	8/15/2027	775,000	759,470
U.S. Treasury Notes	2.25	11/15/2027	500,000	487,979
U.S. Treasury Notes	2.38	5/15/2027	695,000	685,052
U.S. Treasury Notes	2.38	3/31/2029	1,560,000	1,494,462
U.S. Treasury Notes	2.38	5/15/2029	545,000	521,178
U.S. Treasury Notes	2.63	2/15/2029	565,000	545,997
U.S. Treasury Notes	2.75	7/31/2027	800,000	789,531
U.S. Treasury Notes	2.75	5/31/2029	210,000	202,929
U.S. Treasury Notes(a)	3.13	11/15/2028	890,000	873,417
U.S. Treasury Notes	3.25	6/30/2027	2,190,000	2,176,184
U.S. Treasury Notes	3.38	9/15/2027	530,000	526,677
U.S. Treasury Notes	3.38	11/30/2027	1,075,000	1,066,833
U.S. Treasury Notes(a)	3.38	12/31/2027	1,060,000	1,051,429

SCHEDULE OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
U.S. Treasury Securities — 45.5% (continued)
U.S. Treasury Notes(a)	3.38	2/29/2028	855,000	847,569
U.S. Treasury Notes	3.38	9/15/2028	1,025,000	1,012,908
U.S. Treasury Notes	3.38	5/15/2033	2,215,000	2,102,693
U.S. Treasury Notes	3.50	9/30/2027	1,105,000	1,099,626
U.S. Treasury Notes	3.50	10/31/2027	715,000	711,174
U.S. Treasury Notes	3.50	1/31/2028	670,000	665,695
U.S. Treasury Notes	3.50	4/30/2028	825,000	818,877
U.S. Treasury Notes	3.50	10/15/2028	910,000	901,522
U.S. Treasury Notes	3.50	11/15/2028	905,000	896,197
U.S. Treasury Notes(a)	3.50	12/15/2028	140,000	138,611
U.S. Treasury Notes(a)	3.50	1/15/2029	700,000	692,781
U.S. Treasury Notes	3.50	2/15/2029	700,000	692,508
U.S. Treasury Notes(a)	3.50	3/15/2029	765,000	756,663
U.S. Treasury Notes	3.50	1/31/2030	35,000	34,437
U.S. Treasury Notes	3.50	4/30/2030	120,000	117,893
U.S. Treasury Notes	3.50	11/30/2030	1,090,000	1,067,093
U.S. Treasury Notes	3.50	2/15/2033	2,430,000	2,330,474
U.S. Treasury Notes	3.63	8/31/2027	495,000	493,588
U.S. Treasury Notes	3.63	3/31/2028	910,000	905,628
U.S. Treasury Notes	3.63	5/31/2028	700,000	696,336
U.S. Treasury Notes	3.63	8/15/2028	1,010,000	1,004,181
U.S. Treasury Notes(a)	3.63	8/31/2029	1,235,000	1,222,939
U.S. Treasury Notes	3.63	3/31/2030	155,000	153,066
U.S. Treasury Notes(a)	3.63	8/31/2030	1,360,000	1,339,653
U.S. Treasury Notes	3.63	9/30/2030	1,750,000	1,723,682
U.S. Treasury Notes	3.63	10/31/2030	900,000	886,113
U.S. Treasury Notes	3.63	12/31/2030	2,050,000	2,016,607
U.S. Treasury Notes	3.75	6/30/2027	1,330,000	1,329,065
U.S. Treasury Notes	3.75	8/15/2027	1,190,000	1,188,489
U.S. Treasury Notes(a)	3.75	4/15/2028	800,000	797,937
U.S. Treasury Notes	3.75	4/30/2028	890,000	887,723
U.S. Treasury Notes	3.75	5/15/2028	1,000,000	997,324
U.S. Treasury Notes	3.75	6/30/2030	950,000	941,539
U.S. Treasury Notes	3.75	2/28/2033	1,620,000	1,577,475
U.S. Treasury Notes	3.88	5/31/2027	1,285,000	1,286,054
U.S. Treasury Notes(a)	3.88	7/31/2027	1,140,000	1,140,468
U.S. Treasury Notes	3.88	10/15/2027	540,000	540,053
U.S. Treasury Notes	3.88	11/30/2027	795,000	794,969
U.S. Treasury Notes(a)	3.88	3/31/2028	910,000	909,858
U.S. Treasury Notes	3.88	6/15/2028	1,095,000	1,094,786
U.S. Treasury Notes	3.88	7/15/2028	1,160,000	1,159,592
U.S. Treasury Notes	3.88	4/15/2029	750,000	749,268
U.S. Treasury Notes	3.88	9/30/2029	370,000	369,191
U.S. Treasury Notes	3.88	4/30/2030	1,160,000	1,155,673
U.S. Treasury Notes	3.88	6/30/2030	1,300,000	1,294,541
U.S. Treasury Notes	3.88	7/31/2030	1,800,000	1,792,020
U.S. Treasury Notes(a)	3.88	3/31/2031	1,325,000	1,316,408
U.S. Treasury Notes	3.88	4/30/2031	1,600,000	1,589,312
U.S. Treasury Notes	3.88	9/30/2032	1,515,000	1,490,322
U.S. Treasury Notes	3.88	8/15/2033	1,380,000	1,349,570
U.S. Treasury Notes	3.88	8/15/2034	2,290,000	2,222,597

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
U.S. Treasury Securities — 45.5% (continued)
U.S. Treasury Notes	4.00	12/15/2027	1,090,000	1,092,086
U.S. Treasury Notes	4.00	2/29/2028	1,330,000	1,332,805
U.S. Treasury Notes	4.00	6/30/2028	1,210,000	1,212,883
U.S. Treasury Notes	4.00	1/31/2029	600,000	601,418
U.S. Treasury Notes	4.00	7/31/2029	705,000	706,473
U.S. Treasury Notes(a)	4.00	10/31/2029	1,000,000	1,001,680
U.S. Treasury Notes(a)	4.00	2/28/2030	855,000	855,985
U.S. Treasury Notes(a)	4.00	3/31/2030	1,040,000	1,041,056
U.S. Treasury Notes(a)	4.00	5/31/2030	1,250,000	1,250,903
U.S. Treasury Notes	4.00	4/30/2032	1,730,000	1,718,377
U.S. Treasury Notes	4.00	11/15/2035	85,000	82,496
U.S. Treasury Notes	4.13	9/30/2027	675,000	677,413
U.S. Treasury Notes(a)	4.13	11/15/2027	855,000	858,190
U.S. Treasury Notes	4.13	7/31/2028	1,160,000	1,165,845
U.S. Treasury Notes	4.13	3/31/2029	895,000	900,174
U.S. Treasury Notes	4.13	10/31/2029	1,850,000	1,860,479
U.S. Treasury Notes	4.13	11/30/2029	805,000	809,607
U.S. Treasury Notes	4.13	8/31/2030	85,000	85,413
U.S. Treasury Notes	4.13	7/31/2031	295,000	296,003
U.S. Treasury Notes	4.13	10/31/2031	710,000	711,553
U.S. Treasury Notes	4.13	11/30/2031	2,075,000	2,078,688
U.S. Treasury Notes	4.13	2/29/2032	2,010,000	2,010,942
U.S. Treasury Notes	4.13	3/31/2032	700,000	700,137
U.S. Treasury Notes	4.13	4/30/2033	570,000	567,105
U.S. Treasury Notes(a)	4.13	2/15/2036	2,440,000	2,388,722
U.S. Treasury Notes	4.25	1/15/2028	535,000	538,197
U.S. Treasury Notes	4.25	2/15/2028	1,150,000	1,157,210
U.S. Treasury Notes	4.25	2/28/2029	535,000	539,828
U.S. Treasury Notes	4.25	1/31/2030	1,200,000	1,211,789
U.S. Treasury Notes	4.25	6/30/2031	170,000	171,587
U.S. Treasury Notes(a)	4.25	3/31/2033	1,350,000	1,354,008
U.S. Treasury Notes	4.25	11/15/2034	2,605,000	2,592,280
U.S. Treasury Notes	4.25	5/15/2035	1,000,000	992,617
U.S. Treasury Notes	4.38	7/15/2027	745,000	749,773
U.S. Treasury Notes	4.38	8/31/2028	530,000	535,579
U.S. Treasury Notes	4.38	11/30/2028	1,080,000	1,092,340
U.S. Treasury Notes	4.38	12/31/2029	1,325,000	1,343,762
U.S. Treasury Notes	4.38	11/30/2030	1,360,000	1,380,480
U.S. Treasury Notes	4.38	1/31/2032	1,960,000	1,986,682
U.S. Treasury Notes	4.50	5/15/2027	1,230,000	1,238,792
U.S. Treasury Notes	4.50	5/31/2029	1,355,000	1,377,654
U.S. Treasury Notes	4.50	12/31/2031	2,000,000	2,040,312
U.S. Treasury Notes	4.50	11/15/2033	2,690,000	2,733,765
U.S. Treasury Notes	4.63	6/15/2027	800,000	807,250
U.S. Treasury Notes	4.63	9/30/2028	715,000	726,982
U.S. Treasury Notes	4.63	4/30/2029	2,050,000	2,090,840
U.S. Treasury Notes	4.63	9/30/2030	165,000	169,135
U.S. Treasury Notes	4.63	5/31/2031	1,115,000	1,144,421
U.S. Treasury Notes(a)	4.63	2/15/2035	2,515,000	2,568,149

SCHEDULE OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
U.S. Treasury Securities — 45.5% (continued)
U.S. Treasury Notes	4.88	10/31/2028	660,000	675,108
U.S. Treasury Notes(a)	4.88	10/31/2030	1,255,000	1,299,440
Total U.S. Treasury Securities (cost $188,041,263)				182,659,013

	1-Day Yield (%)	Shares
Investment Companies — 4.9%
Registered Investment Companies — 4.9%
Dreyfus Institutional Preferred Government Plus Money Market Fund, Institutional Shares(g) (cost $19,735,646)	3.70	19,735,646	19,735,646
Investment of Cash Collateral for Securities Loaned — .7%
Registered Investment Companies — .7%
Dreyfus Institutional Preferred Government Plus Money Market Fund, Institutional Shares(g) (cost $2,601,777)	3.70	2,601,777	2,601,777
Total Investments (cost $454,207,955)		107.9%	432,794,292
Liabilities, Less Cash and Receivables		(7.9%)	(31,619,509)
Net Assets		100.0%	401,174,783

ACES—Alterntaive Credit Enhancement Securities
GO—Government Obligation
REIT—Real Estate Investment Trust

(a)
Security, or portion thereof, on loan. At April 30, 2026, the value of the fund’s securities on loan was $38,833,499 and the value of the collateral was
$39,950,008, consisting of cash collateral of $2,601,777 and U.S. Government & Agency securities valued at $37,348,231.  In addition, the value of collateral may include pending sales that are also on loan.

(b)
Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At April 30, 2026, these securities amounted to $561,516 or .1% of net assets.

(c)	Step coupon bond. Security begins as a zero coupon until a specified date at which time the stated coupon rate becomes effective until maturity.
(d)
The Federal Housing Finance Agency (“FHFA”) placed the Federal Home Loan Mortgage Corporation and Federal National Mortgage Association into conservatorship with FHFA as the conservator. As such, the FHFA oversees the continuing affairs of these companies.

(e)
Variable rate security—Interest rate resets periodically and the rate shown is the interest rate in effect at period end. Security description also includes the reference rate and spread if published and available.

(f)	Purchased on a forward commitment basis.
(g)	Investment in affiliated issuer. The investment objective of this investment company is publicly available and can be found within the investment company’s prospectus.

TBA Sale Commitments
Description	Principal Amount ($)	Value ($)
U.S. Government Agencies Mortgage-Backed — (2.9%)
Federal National Mortgage Association:
2.00%, 5/1/2041-6/1/2056(a),(b)	(2,850,000)	(2,289,672)
2.50%, 5/1/2041-6/1/2056(a),(b)	(1,975,000)	(1,687,746)
3.00%, 5/1/2041-6/1/2056(a),(b)	(2,700,000)	(2,379,368)
3.50%, 6/1/2056(a),(b)	(150,000)	(136,462)
4.00%, 5/1/2056-6/1/2056(a),(b)	(850,000)	(797,205)
Government National Mortgage Association II:
2.00%, 5/20/2056-6/20/2056(b)	(375,000)	(308,589)
2.50%, 5/20/2056-6/20/2056(b)	(475,000)	(406,917)
3.00%, 5/20/2056-6/20/2056(b)	(2,100,000)	(1,870,582)
3.50%, 5/20/2056-6/20/2056(b)	(1,650,000)	(1,491,718)
4.00%, 5/20/2056-6/20/2056(b)	(275,000)	(256,622)
Total Sale Commitments (Proceeds $11,701,940)		(11,624,881)

(a)
The Federal Housing Finance Agency (“FHFA”) placed the Federal Home Loan Mortgage Corporation and Federal National Mortgage Association into conservatorship with FHFA as the conservator. As such, the FHFA oversees the continuing affairs of these companies.

(b)	Sold on a delayed delivery basis.

Affiliated Issuers
Description	Value ($) 10/31/2025	Purchases ($)†	Sales ($)	Value ($) 4/30/2026	Dividends/ Distributions ($)
Registered Investment Companies - 4.9%
Dreyfus Institutional Preferred Government Plus Money Market Fund, Institutional Shares - 4.9%	23,587,060	50,473,079	(54,324,493)	19,735,646	393,932
Investment of Cash Collateral for Securities Loaned - .7%
Dreyfus Institutional Preferred Government Plus Money Market Fund, Institutional Shares - .7%	4,298,190	16,992,424	(18,688,837)	2,601,777	25,878††
Total - 5.6%	27,885,250	67,465,503	(73,013,330)	22,337,423	419,810

†	Includes reinvested dividends/distributions.
††
Represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

See notes to financial statements.

STATEMENT OF ASSETS AND LIABILITIES
April 30, 2026 (Unaudited)
	Cost	Value
Assets ($):
Investments in securities—See Schedule of Investments (including securities on loan, valued at $38,833,499)—Note 1(b):
Unaffiliated issuers	431,870,532	410,456,869
Affiliated issuers	22,337,423	22,337,423
Receivable for investment securities sold—TBA		15,385,885
Receivable for investment securities sold		8,723,896
Dividends, interest and securities lending income receivable		3,442,876
Receivable for shares of Common Stock subscribed		309,916
		460,656,865
Liabilities ($):
Due to BNY Mellon Investment Adviser, Inc. and affiliates—Note 3(b)		72,933
Cash overdraft due to Custodian		47,724
Payable for investment securities purchased—TBA		33,313,239
TBA sale commitments, at value (proceeds $11,701,940)—Note 4		11,624,881
Payable for investment securities purchased		10,247,754
Liability for securities on loan—Note 1(b)		2,601,777
Payable for shares of Common Stock redeemed		1,563,303
Directors’ fees and expenses payable		10,471
		59,482,082
Net Assets ($)		401,174,783
Composition of Net Assets ($):
Paid-in capital		484,069,289
Total distributable earnings (loss)		(82,894,506)
Net Assets ($)		401,174,783

Net Asset Value Per Share	Class I	Investor Shares
Net Assets ($)	272,206,015	128,968,768
Shares Outstanding	30,134,585	14,282,720
Net Asset Value Per Share ($)	9.03	9.03
See notes to financial statements.

STATEMENT OF OPERATIONS
Six Months Ended April 30, 2026 (Unaudited)

Investment Income ($):
Income:
Interest	8,462,378
Dividends:
Affiliated issuers	393,932
Affiliated income net of rebates from securities lending—Note 1(b)	25,878
Total Income	8,882,188
Expenses:
Management fee—Note 3(a)	332,410
Distribution plan fees—Note 3(b)	185,163
Directors’ fees—Notes 3(a) and 3(c)	27,500
Loan commitment fees—Note 2	4,370
Miscellaneous	2,150
Total Expenses	551,593
Less—Directors’ fees reimbursed by BNY Mellon Investment Adviser, Inc.—Note 3(a)	(27,500)
Net Expenses	524,093
Net Investment Income	8,358,095
Realized and Unrealized Gain (Loss) on Investments—Note 4 ($):
Net realized gain (loss) on investments	(3,753,649)
Net realized gain (loss) on TBA sale commitments	8,436
Net Realized Gain (Loss)	(3,745,213)
Net change in unrealized appreciation (depreciation) on investments	(2,499,662)
Net change in unrealized appreciation (depreciation) on TBA sale commitments	108,861
Net Change in Unrealized Appreciation (Depreciation)	(2,390,801)
Net Realized and Unrealized Gain (Loss) on Investments	(6,136,014)
Net Increase in Net Assets Resulting from Operations	2,222,081
See notes to financial statements.

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended April 30, 2026 (Unaudited)	Year Ended October 31, 2025

Operations ($):
Net investment income	8,358,095	19,272,571
Net realized gain (loss) on investments	(3,745,213)	(8,740,186)
Net change in unrealized appreciation (depreciation) on investments	(2,390,801)	18,469,276
Net Increase (Decrease) in Net Assets Resulting from Operations	2,222,081	29,001,661
Distributions ($):
Distributions to shareholders:
Class I	(5,672,920)	(13,088,958)
Investor Shares	(2,662,449)	(6,044,475)
Total Distributions	(8,335,369)	(19,133,433)
Capital Stock Transactions ($):
Net proceeds from shares sold:
Class I	25,267,586	84,749,830
Investor Shares	14,441,887	39,866,868
Distributions reinvested:
Class I	5,487,893	11,821,924
Investor Shares	2,551,423	5,508,390
Cost of shares redeemed:
Class I	(69,002,844)	(136,240,471)
Investor Shares	(51,017,744)	(96,610,661)
Increase (Decrease) in Net Assets from Capital Stock Transactions	(72,271,799)	(90,904,120)
Total Increase (Decrease) in Net Assets	(78,385,087)	(81,035,892)
Net Assets ($):
Beginning of Period	479,559,870	560,595,762
End of Period	401,174,783	479,559,870
Capital Share Transactions (Shares):
Class I
Shares sold	2,766,293	9,461,487
Shares issued for distributions reinvested	600,959	1,311,977
Shares redeemed	(7,552,540)	(15,123,162)
Net Increase (Decrease) in Shares Outstanding	(4,185,288)	(4,349,698)
Investor Shares
Shares sold	1,582,208	4,422,055
Shares issued for distributions reinvested	279,508	611,681
Shares redeemed	(5,590,279)	(10,776,985)
Net Increase (Decrease) in Shares Outstanding	(3,728,563)	(5,743,249)
See notes to financial statements.

FINANCIAL HIGHLIGHTS
The following tables describe the performance for each share class for the fiscal periods indicated. All information (except portfolio turnover rate) reflects financial results for a single fund share. Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption at net asset value on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions.
	Six Months Ended April 30, 2026 (Unaudited)	Year Ended October 31,
Class I Shares		2025	2024	2023	2022	2021
Per Share Data ($):
Net asset value, beginning of period	9.17	8.98	8.45	8.71	10.70	11.01
Investment Operations:
Net investment income(a)	.17	.35	.33	.29	.21	.19
Net realized and unrealized gain (loss) on investments	(.14 )	.18	.53	(.26 )	(1.88)	(.25 )
Total from Investment Operations	.03	.53	.86	.03	(1.67)	(.06 )
Distributions:
Dividends from net investment income	(.17 )	(.34 )	(.33 )	(.29 )	(.22 )	(.21 )
Dividends from net realized gain on investments	-	-	-	-	(.10 )	(.04 )
Total Distributions	(.17 )	(.34 )	(.33 )	(.29 )	(.32 )	(.25 )
Net asset value, end of period	9.03	9.17	8.98	8.45	8.71	10.70
Total Return (%)	.35 (b)	6.10	10.24	.24	(15.94)	(.51 )
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets	.17 (c)	.16	.16	.17	.16	.16
Ratio of net expenses to average net assets(d)	.15 (c)	.15	.15	.15	.15	.15
Ratio of net investment income to average net assets(d)	3.86 (c)	3.85	3.71	3.28	2.15	1.71
Portfolio Turnover Rate(e)	83.66 (b)	181.20	169.29	160.90	248.23	183.21
Net Assets, end of period ($ x 1,000)	272,206	314,546	347,311	346,431	422,862	734,596

(a)	Based on average shares outstanding.
(b)	Not annualized.
(c)	Annualized.
(d)	Amount inclusive of Directors’ fees reimbursed by BNY Mellon Investment Adviser, Inc.
(e)
The portfolio turnover rates excluding mortgage dollar roll transactions for the periods ended April 30, 2026, October 31, 2025, 2024, 2023, 2022 and
2021 were 31.93%, 106.88%, 108.26%, 95.89%, 143.06% and 145.54%, respectively.

See notes to financial statements.

FINANCIAL HIGHLIGHTS (continued)

	Six Months Ended April 30, 2026 (Unaudited)	Year Ended October 31,
Investor Shares		2025	2024	2023	2022	2021
Per Share Data ($):
Net asset value, beginning of period	9.16	8.98	8.45	8.71	10.70	11.00
Investment Operations:
Net investment income(a)	.16	.32	.31	.27	.19	.16
Net realized and unrealized gain (loss) on investments	(.13 )	.18	.53	(.26 )	(1.88)	(.24 )
Total from Investment Operations	.03	.50	.84	.01	(1.69)	(.08 )
Distributions:
Dividends from net investment income	(.16 )	(.32 )	(.31 )	(.27 )	(.20 )	(.18 )
Dividends from net realized gain on investments	-	-	-	-	(.10 )	(.04 )
Total Distributions	(.16 )	(.32 )	(.31 )	(.27 )	(.30 )	(.22 )
Net asset value, end of period	9.03	9.16	8.98	8.45	8.71	10.70
Total Return (%)	.33 (b)	5.72	9.97	(.02 )	(16.15)	(.67 )
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets	.42 (c)	.41	.41	.42	.41	.41
Ratio of net expenses to average net assets(d)	.40 (c)	.40	.40	.40	.40	.40
Ratio of net investment income to average net assets(d)	3.61 (c)	3.60	3.46	3.05	1.91	1.46
Portfolio Turnover Rate(e)	83.66 (b)	181.20	169.29	160.90	248.23	183.21
Net Assets, end of period ($ x 1,000)	128,969	165,014	213,285	208,922	211,706	277,722

(a)	Based on average shares outstanding.
(b)	Not annualized.
(c)	Annualized.
(d)	Amount inclusive of Directors’ fees reimbursed by BNY Mellon Investment Adviser, Inc.
(e)
The portfolio turnover rates excluding mortgage dollar roll transactions for the periods ended April 30, 2026, October 31, 2025, 2024, 2023, 2022 and
2021 were 31.93%, 106.88%, 108.26%, 95.89%, 143.06% and 145.54%, respectively.

See notes to financial statements.

NOTES TO FINANCIAL STATEMENTS (Unaudited)
NOTE 1—
Significant Accounting Policies:
BNY Mellon Bond Market Index Fund (the “fund”) is a separate diversified series of BNY Mellon Investment Funds IV, Inc. (the “Company”), which is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company and operates as a series company currently offering three series, including the fund. The fund’s investment objective is to seek to match the total return of the Bloomberg U.S. Aggregate Bond Index. BNY Mellon Investment Adviser, Inc. (the “Adviser”), a wholly-owned subsidiary of The Bank of New York Mellon Corporation (“BNY”), serves as the fund’s investment adviser.
BNY Mellon Securities Corporation (the “Distributor”), a wholly-owned subsidiary of the Adviser, is the distributor of the fund’s shares, which are sold to the public without a sales charge. The fund is authorized to issue 500 million shares of $.001 par value Common Stock in each of the following classes of shares: Class I and Investor. Class I shares are sold primarily to bank trust departments and other financial service providers (including BNY and its affiliates), acting on behalf of customers having a qualified trust or an investment account or relationship at such institution, and bear no distribution plan fees. Investor shares are sold primarily to retail investors through financial intermediaries and bear distribution plan fees. Differences between the classes include the services offered to and the expenses borne by each class, as well as their minimum purchase and account balance requirements. Income, expenses (other than expenses attributable to a specific class), and realized and unrealized gains or losses on investments are allocated to each class of shares based on its relative net assets.
The Company accounts separately for the assets, liabilities and operations of each series. Expenses directly attributable to each series are charged to that series’ operations; expenses which are applicable to all series of the Company are allocated among them on a pro rata basis.
The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the SEC under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund is an investment company and applies the accounting and reporting guidance of the FASB ASC Topic 946 Financial Services-Investment Companies. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.
The Company enters into contracts that contain a variety of indemnifications. The fund’s maximum exposure under these arrangements is unknown. The fund does not anticipate recognizing any loss related to these arrangements.
(a) Portfolio valuation: The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).
Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.
Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:
Level 1—unadjusted quoted prices in active markets for identical investments.
Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).
Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:
Investments in other open-end investment companies are valued at their reported net asset values (“NAVs”) each day and are generally categorized within Level 1 of the fair value hierarchy.

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)
Investments in debt securities and instruments generally will be valued, to the extent possible, by one or more independent pricing services (the “Service”). When, in the judgment of the Service, quoted bid prices for investments are readily available and are representative of the bid side of the market, these investments are valued at the mean between the quoted bid prices (as obtained by the Service from dealers in such securities) and asked prices (as calculated by the Service based upon its evaluation of the market for such securities). The value of other debt securities and instruments is determined by the Service based on methods which include consideration of: yields or prices of securities of comparable quality, coupon, maturity and type; indications as to values from dealers; and general market conditions. The Services are engaged under the general supervision of the Company’s Board of Directors (the “Board”). Overnight and certain other short-term debt securities and instruments (excluding Treasury bills) will be valued by the amortized cost method, which approximates fair value, unless a Service provides a valuation for such security or, in the opinion of the board or a committee or other persons designated by the Board, such as the Adviser, the amortized cost method would not represent fair value. These securities are generally categorized within Level 2 of the fair value hierarchy.
Restricted securities, as well as securities or other assets for which recent market quotations or official closing prices are not readily available or are determined not to reflect accurately fair value (such as when the value of a security has been materially affected by events occurring after the close of the exchange or market on which the security is principally traded, but before the fund calculates its NAV), or which are not valued by the Service, are valued at fair value as determined in good faith based on procedures approved by the Board. Fair value of investments is determined by the Adviser, as the fund’s valuation designee pursuant to Rule 2a-5 under the Act, using such information as it deems appropriate under the circumstances. The factors that may be considered when fair valuing a security include fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. Using fair value to price investments may result in a value that is different from a security’s most recent closing price and from the prices used by other mutual funds to calculate their NAVs. These securities are either categorized within Level 2 or 3 of the fair value hierarchy depending on the relevant inputs used.
The following is a summary of the inputs used as of April 30, 2026 in valuing the fund’s investments:
	Level 1 - Unadjusted Quoted Prices	Level 2- Other Significant Observable Inputs	Level 3- Significant Unobservable Inputs	Total
Assets ($)
Investments in Securities:†
Asset-Backed Securities	—	1,519,523	—	1,519,523
Commercial Mortgage-Backed	—	2,569,541	—	2,569,541
Corporate Bonds and Notes	—	102,494,572	—	102,494,572
Foreign Governmental	—	6,140,041	—	6,140,041
Municipal Securities	—	2,449,154	—	2,449,154
U.S. Government Agencies Collateralized Municipal-Backed Securities	—	3,099,299	—	3,099,299
U.S. Government Agencies Obligations	—	2,569,155	—	2,569,155
U.S. Government Agencies Mortgage-Backed	—	106,956,571	—	106,956,571
U.S. Treasury Securities	—	182,659,013	—	182,659,013
Investment Companies	22,337,423	—	—	22,337,423
	22,337,423	410,456,869	—	432,794,292
Liabilities ($)
Investments in Securities:†
U.S. Government Agencies Mortgage-Backed	—	(11,624,881)	—	(11,624,881)
	—	(11,624,881)	—	(11,624,881)

†	See Schedule of Investments for additional detailed categorizations, if any.
(b) Securities transactions and investment income: Securities transactions are recorded on a trade date basis. Realized gains and

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)
losses from securities transactions are recorded on the identified cost basis. Dividend income is recognized on the ex-dividend date and interest income, including, where applicable, accretion of discount and amortization of premium on investments, is recognized on the accrual basis.
Pursuant to a securities lending agreement with BNY, the fund may lend securities to qualified institutions. It is the fund’s policy that, at origination, all loans are secured by collateral of at least 102% of the value of U.S. securities loaned and 105% of the value of foreign securities loaned. Collateral equivalent to at least 100% of the market value of securities on loan is maintained at all times. Collateral is either in the form of cash, which can be invested in certain money market mutual funds managed by the Adviser, or U.S. Government and Agency securities. Any non-cash collateral received cannot be sold or re-pledged by the fund, except in the event of borrower default, and is not reflected in the Statement of Assets and Liabilities. The securities on loan, if any, are also disclosed in the fund’s Schedule of Investments. The fund is entitled to receive all dividends, interest and distributions on securities loaned, in addition to income earned as a result of the lending transaction. Should a borrower fail to return the securities in a timely manner, BNY is required to replace the securities for the benefit of the fund or credit the fund with the market value of the unreturned securities and is subrogated to the fund’s rights against the borrower and the collateral. Additionally, the contractual maturity of security lending transactions are on an overnight and continuous basis. During the period ended April 30, 2026, BNY earned $3,521 from the lending of the fund’s portfolio securities, pursuant to the securities lending agreement.
For financial reporting purposes, the fund elects not to offset assets and liabilities subject to a securities lending agreement, if any, in the Statement of Assets and Liabilities. Therefore, all qualifying transactions are presented on a gross basis in the Statement of Assets and Liabilities. As of April 30, 2026, the fund had securities lending and the impact of netting of assets and liabilities and the offsetting of collateral pledged or received, if any, based on contractual netting/set-off provisions in the securities lending agreement are detailed in the following table:
Assets ($)
Gross amount of securities loaned, at value, as disclosed in the Statement of Assets and Liabilities	38,833,499
Collateral (received)/posted not offset in the Statement of Assets and Liabilities	(38,833,499)†
Net amount	-

†
The value of the related collateral received by the fund exceeded the value of the securities loaned by the fund pursuant to the securities lending agreement. In addition, the value of collateral may include pending sales that are also on loan. See Schedule of Investments for detailed information regarding collateral received for open securities lending.

(c) Affiliated issuers: Investments in other investment companies advised by the Adviser are considered “affiliated” under the Act.
(d) Market Risk: The value of the securities in which the fund invests may be affected by political, regulatory, economic and social developments, and developments that impact specific economic sectors, industries or segments of the market. In addition, turbulence in financial markets and reduced liquidity in equity, credit and/or fixed-income markets may negatively affect many issuers, which could adversely affect the fund. Global economies and financial markets are becoming increasingly interconnected, and conditions and events in one country, region or financial market may adversely impact issuers in a different country, region or financial market. These risks may be magnified if certain events or developments adversely interrupt the global supply chain; in these and other circumstances, such risks might affect companies world-wide. Local, regional or global events such as war, military conflicts, acts of terrorism, natural disasters, the spread of infectious illness or other public health issues, recessions, elevated levels of government debt, changes in trade regulation or economic sanctions, internal unrest and discord, or other events could have a significant impact on the fund and its investments.
Interest Rate Risk: Prices of bonds and other fixed rate fixed-income securities tend to move inversely with changes in interest rates. Typically, a rise in rates will adversely affect fixed-income securities and, accordingly, will cause the value of the fund’s investments in these securities to decline. A wide variety of market factors can cause interest rates to rise, including central bank monetary policy, rising inflation and changes in general economic conditions. It is difficult to predict the pace at which central banks or monetary authorities may increase (or decrease) interest rates or the timing, frequency, or magnitude of such changes. During periods of very low interest rates, which occur from time to time due to market forces or actions of governments and/or their central banks, including the Board of Governors of the Federal Reserve System in the U.S., the fund may be subject to a greater risk of principal decline from rising interest

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)
rates. When interest rates fall, the fund’s investments in new securities may be at lower yields and may reduce the fund’s income. Changing interest rates may have unpredictable effects on markets, may result in heightened market volatility and may detract from fund performance. The magnitude of these fluctuations in the market price of fixed-income securities is generally greater for securities with longer effective maturities and durations because such instruments do not mature, reset interest rates or become callable for longer periods of time. The change in the value of a fixed-income security or portfolio can be approximated by multiplying its duration by a change in interest rates.
Government Securities Risk: Not all obligations of the U.S. government, its agencies and instrumentalities are backed by the full faith and credit of the U.S. Treasury. Some obligations are backed only by the credit of the issuing agency or instrumentality, and in some cases there may be some risk of default by the issuer. Any guarantee by the U.S. government or its agencies or instrumentalities of a security held by the fund does not apply to the market value of such security or to shares of the fund itself.
Fixed-Income Market Risk: The market value of a fixed-income security may decline due to general market conditions that are not specifically related to a particular company, such as real or perceived adverse economic conditions, changes in the outlook for corporate earnings, changes in interest or currency rates or adverse investor sentiment generally. The fixed-income securities market can be susceptible to increases in volatility and decreases in liquidity. Liquidity can decline unpredictably in response to overall economic conditions or credit tightening. Increases in volatility and decreases in liquidity may be caused by a rise in interest rates (or the expectation of a rise in interest rates). An unexpected increase in fund redemption requests, including requests from shareholders who may own a significant percentage of the fund’s shares, which may be triggered by market turmoil or an increase in interest rates, could cause the fund to sell its holdings at a loss or at undesirable prices and adversely affect the fund’s share price and increase the fund’s liquidity risk, fund expenses and/or taxable distributions. Federal Reserve policy in response to market conditions, including with respect to interest rates, may adversely affect the value, volatility and liquidity of dividend and interest paying securities. Policy and legislative changes worldwide are affecting many aspects of financial regulation. The impact of these changes on the markets and the practical implications for market participants may not be fully known for some time.
Mortgage-Related Securities Risk: Mortgage-related securities are complex derivative instruments, subject to credit, prepayment and extension risk, and may be more volatile, less liquid and more difficult to price accurately than more traditional debt securities. The fund is subject to the credit risk associated with these securities, including the market’s perception of the creditworthiness of the issuing federal agency, as well as the credit quality of the underlying assets. Although certain mortgage-related securities are guaranteed as to the timely payment of interest and principal by a third party (such as a U.S. government agency or instrumentality with respect to government-related mortgage securities) the market prices for such securities are not guaranteed and will fluctuate. As with other interest-bearing securities, the prices of certain mortgage-related securities are inversely affected by changes in interest rates. However, the value of a mortgage-related security may decline when interest rates rise, the converse is not necessarily true, since in periods of declining interest rates the mortgages underlying the security are more likely to be prepaid causing the fund to purchase new securities at current market rates, which usually will be lower. The loss of higher yielding underlying mortgages and the reinvestment of proceeds at lower interest rates, known as prepayment risk, can reduce the fund’s potential price gain in response to falling interest rates, reduce the fund’s yield and/or cause the fund’s share price to fall. When interest rates rise, the effective duration of the fund’s mortgage-related and other asset-backed securities may lengthen due to a drop in prepayments of the underlying mortgages or other assets. This is known as extension risk and would increase the fund’s sensitivity to rising interest rates and it potential for price declines.
Indexing Strategy Risk: The fund uses an indexing strategy. It does not attempt to manage market volatility, use defensive strategies or reduce the effects of any long-term periods of poor index performance. The correlation between fund and index performance may be affected by the fund’s expenses and/or use of sampling techniques, changes in securities markets, changes in the composition of the index and the timing of purchases and redemptions of fund shares.
(e) Dividends and distributions to shareholders: It is the policy of the fund to declare dividends daily from net investment income. Such dividends are paid monthly. Dividends from net realized capital gains, if any, are normally declared and paid annually, but the fund may make distributions on a more frequent basis to comply with the distribution requirements of the Internal Revenue Code of 1986, as amended (the “Code”). To the extent that net realized capital gains can be offset by capital loss carryovers, it is the policy of the fund not to distribute such gains. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.
(f) Federal income taxes: It is the policy of the fund to continue to qualify as a regulated investment company, if such qualification is in the best interests of its shareholders, by complying with the applicable provisions of the Code, and to make distributions of taxable income and net realized capital gain sufficient to relieve it from substantially all federal income and excise taxes.

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)
As of and during the period ended April 30, 2026, the fund did not have any liabilities for any uncertain tax positions. The fund recognizes interest and penalties, if any, related to uncertain tax positions as income tax expense in the Statement of Operations. During the period ended April 30, 2026, the fund did not incur any interest or penalties.
Each tax year in the three-year period ended October 31, 2025 remains subject to examination by the Internal Revenue Service and state taxing authorities.
The fund is permitted to carry forward capital losses for an unlimited period. Furthermore, capital loss carryovers retain their character as either short-term or long-term capital losses.
The fund has an unused capital loss carryover of $56,836,894 available for federal income tax purposes to be applied against future net realized capital gains, if any, realized subsequent to October 31, 2025. The fund has $22,414,296 of short-term capital losses and $34,422,598 of long-term capital losses which can be carried forward for an unlimited period.
The tax character of distributions paid to shareholders during the fiscal year ended October 31, 2025 was as follows: ordinary income $19,133,433. The tax character of current year distributions will be determined at the end of the current fiscal year.
(g) Operating segment reporting: In accordance with FASB Accounting Standards Update 2023-07, Segment Reporting (Topic 280) - Improvements to Reportable Segment Disclosures (“ASU 2023-07”), the fund has operated and been managed as a single reportable segment, generating returns through dividends, interest, and/or gains from investments aligned with its single stated investment objective as outlined in the fund’s prospectus. The fund’s accounting policies are consistent with those described in these Notes to Financial Statements. The chief operating decision maker (“CODM”) is represented by BNY Investments and is comprised of Senior Management and Directors of BNY Investments. The CODM considers the net increase in net assets resulting from operations when deciding whether to purchase additional investments or make distributions to shareholders. Detailed financial information for the fund is presented in these financial statements, including total assets and liabilities in the Statement of Assets and Liabilities, investments held in the Schedule of Investments, results of operations and significant segment expenses in the Statement of Operations, and additional performance information—such as total return, portfolio turnover, and ratios—in the Financial Highlights.
NOTE 2—
Bank Lines of Credit:
The fund participates with other long-term open-end funds managed by the Adviser in a $738 million unsecured credit facility led by Citibank, N.A. (the “Citibank Credit Facility”) and a $300 million unsecured credit facility provided by BNY (the “BNY Credit Facility”), each to be utilized primarily for temporary or emergency purposes, including the financing of redemptions (each, a “Facility”). The Citibank Credit Facility is available in two tranches: (i) Tranche A is in an amount equal to $618 million and is available to all long-term open-ended funds, including the fund, and (ii) Tranche B is an amount equal to $120 million and is available only to BNY Mellon Floating Rate Income Fund, a series of BNY Mellon Investment Funds IV, Inc. In connection therewith, the fund has agreed to pay its pro rata portion of commitment fees for Tranche A of the Citibank Credit Facility and the BNY Credit Facility. Interest is charged to the fund based on rates determined pursuant to the terms of the respective Facility at the time of borrowing. During the period ended April 30, 2026, the fund did not borrow under either Facility.
NOTE 3—
Management Fee and Other Transactions with Affiliates:
(a) Pursuant to a management agreement with the Adviser, the Adviser provides or arranges for one or more third parties and/or affiliates to provide investment advisory, administrative, custody, fund accounting and transfer agency services the fund. The Adviser also directs the investments of the fund in accordance with its investment objective, policies and limitations. For these services, the fund is contractually obligated to pay the Adviser a fee, calculated daily and paid monthly, at an annual rate of .15% of the value of the fund’s average daily net assets. The Adviser has agreed in its management agreement with the fund to pay all of the fund’s expenses, except management fees, interest expenses, brokerage commissions, and commitment fees on borrowings, if any, fees pursuant to any distribution or shareholder services plan adopted by the fund, fees and expenses of the non-interested board members and their counsel and independent counsel to the fund, and any extraordinary expenses. The Adviser has further agreed to reduce its fee in an amount equal to the fund’s allocable portion of the fees and expenses of the non-interested board members and the fees and expenses of independent counsel to the fund and to the non-interested board members. These provisions in the management agreement may not be amended without the approval of the fund’s shareholders. During the period ended April 30, 2026, fees reimbursed by the Adviser amounted to $27,500.
(b) Under the distribution plan adopted pursuant to Rule 12b-1 under the Act (the “Distribution Plan”), Investor shares may pay annually up to .25% of the value of its average daily net assets to compensate the Distributor for shareholder servicing activities

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)
primarily intended to result in the sale of Investor shares. During the period ended April 30, 2026, Investor shares were charged $185,163 pursuant to the Distribution Plan.
The fund has an arrangement with The Bank of New York Mellon (the “Custodian”), a subsidiary of BNY and an affiliate of the Adviser, whereby the fund will receive interest income or be charged overdraft fees when cash balances are maintained. For financial reporting purposes, the fund includes this interest income and overdraft fees, if any, as interest income in the Statement of Operations.
The components of “Due to BNY Mellon Investment Adviser, Inc. and affiliates” in the Statement of Assets and Liabilities consist of: management fee of $50,089, Distribution Plan fees of $26,844, which are offset against an expense reimbursement currently in effect in the amount of $4,000.
(c) Each board member of the fund also serves as a board member of other funds in the BNY Mellon Family of Funds complex. Annual retainer fees and attendance fees are allocated to each fund based on net assets.
NOTE 4—
Securities Transactions:
The aggregate amount of purchases and sales (including paydowns) of investment securities, excluding short-term securities, during the period ended April 30, 2026, amounted to $380,370,607 and $450,517,629, respectively, of which $235,214,305 in purchases and $235,309,296 in sales were from mortgage dollar transactions.
Mortgage Dollar Rolls: A mortgage dollar roll transaction involves a sale by the fund of mortgage related securities that it holds with an agreement by the fund to repurchase similar securities at an agreed upon price and date. The securities purchased will bear the same interest rate as those sold, but generally will be collateralized by pools of mortgages with different prepayment histories than those securities sold. The fund accounts for mortgage dollar rolls as purchases and sales transactions. The fund executes mortgage dollar rolls entirely in the To-Be-Announced (“TBA”) market.
TBA Securities: During the period ended April 30, 2026, the fund transacted in TBA securities that involved buying or selling mortgage-backed securities on a forward commitment basis. A TBA transaction typically does not designate the actual security to be delivered and only includes an approximate principal amount; however, delivered securities must meet specified terms defined by industry guidelines, including issuer, rate and current principal amount outstanding on underlying mortgage pools. TBA securities subject to a forward commitment to sell at period end are included at the end of the fund’s Schedule of Investments. The proceeds and value of these commitments are reflected in the fund’s Statement of Assets and Liabilities as Receivable for TBA sale commitments (included in Receivable for investment securities sold-TBA) and TBA sale commitments, at value, respectively.
The fund enters into forward-settling mortgage-backed securities transactions (including TBA trades) pursuant to Master Securities Forward Transaction Agreements (“MSFTAs”) with approved counterparties. The MSFTAs provide for rights of setoff and close-out netting of covered transactions with the same counterparty upon an event of default and require posting or receipt of collateral (including cash) based on changes in the fair value of open positions.
The fund does not offset TBA-related assets and liabilities in the statement of assets and liabilities because the criteria for offsetting under GAAP are not met in the ordinary course of business. However, the fund’s TBA positions are subject to enforceable master netting arrangements. Collateral posted or received under MSFTAs is presented separately as “Cash pledged as collateral” or “Cash received as collateral”, if any. Collateral amounts are not offset against the related assets or liabilities except where offsetting criteria are met.
At April 30, 2026, the amounts are as follows:
TBA Sale Commitments:	Assets ($)	Liabilities ($)
TBA forward receivables/payables (fair value)	15,385,885	(33,313,239)
Amounts offset in the statement of financial position	-	-
Net amounts presented	15,385,885	(33,313,239)
Financial instruments subject to MSFTA (not offset)	(11,624,881)	29,560,695

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)
TBA Sale Commitments: (continued)	Assets ($)	Liabilities ($)
Financial collateral (including cash) subject to MSFTA	-	-
Net amount	3,761,004	(3,752,544)
At April 30, 2026, accumulated net unrealized depreciation on investments was $21,336,604, consisting of $1,733,859 gross unrealized appreciation and $23,070,463 gross unrealized depreciation.
At April 30, 2026, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Schedule of Investments).

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies (Unaudited)
(a) The Fund is a series of BNY Mellon Investment Funds IV, Inc. (the “Company”). KPMG LLP (“KPMG”) was the independent registered public accounting firm for the Fund until its dismissal on January 1, 2026.
During each of the two fiscal years ended October 31, 2025 and October 31, 2024, and the subsequent interim period through January 1, 2026, there were no disagreements with KPMG on any matter of accounting principles or practices, financial statement disclosure, or auditing scope or procedure, which, if not resolved to the satisfaction of KPMG, would have caused KPMG to make reference to the subject matter of the disagreement in connection with KPMG’s reports on the financial statements. In addition, there have been no reportable events of the kind described in Item 304(a)(1)(v) of Regulation S-K under the Securities Exchange Act of 1934.
The audit reports of KPMG on the financial statements of the Fund as of and for the fiscal years ended October 31, 2025 and October 31, 2024 did not contain an adverse opinion or disclaimer of opinion, and were not qualified or modified as to uncertainty, audit scope, or accounting principles.
The Fund provided KPMG with a copy of the foregoing disclosures and has requested that KPMG furnish the Fund with a letter addressed to the U.S. Securities and Exchange Commission (the “SEC”) stating whether KPMG agrees with the above statements. A copy of the letter from KPMG is filed as an Exhibit to this Form N-CSR.
(b) At a meeting held on August 19, 2025, the Audit Committee and Board of the Company approved the appointment of Ernst & Young LLP (“EY”) as the Fund’s independent registered public accounting firm effective January 1, 2026. EY serves as the independent registered public accounting firm for all funds in the BNY Mellon Family of Funds. Accordingly, a change in the Fund’s independent registered public accounting firm was deemed to occur as of January 1, 2026.

Item 9. Proxy Disclosures for Open-End Management Investment Companies (Unaudited)
A special meeting of the fund’s shareholders was held on November 20, 2025 for the election of additional Board members whose terms commenced on January 1, 2026. The results were as follows:
	Shares
	For	Withheld
To elect six Board Members to the Board of Directors of the Fund:
Andrew J. Donohue	83,953,429	937,093
Joan L. Gulley	83,949,992	940,529
Alan H. Howard	83,949,650	940,872
Robin A. Melvin	83,970,648	919,874
Bradley J. Skapyak	83,981,554	908,967
Burton N. Wallack	83,949,786	940,736

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies (Unaudited)
Each board member also serves as a board member of other funds in the BNY Mellon Family of Funds complex, and annual retainer fees and meeting attendance fees are allocated to each fund based on net assets. The Adviser reimburses the fund for the fees and expenses of the non-interested board members. Compensation paid by the fund to the board members and board member fees reimbursed by the Adviser during the period are within Item 7. Statement of Operations as Directors’ and Directors’ fees reimbursed by BNY Mellon Investment Adviser, Inc., respectively.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contracts (Unaudited)
At a meeting of the fund’s Board of Directors (the “Board”) held on March 3-4, 2026, the Board considered the renewal of the fund’s Investment Management Agreement pursuant to which the Adviser provides the fund with investment advisory and administrative services (the “Agreement”). The Board members, none of whom are “interested persons” (as defined in the Investment Company Act of 1940, as amended) of the fund, were assisted in their review by independent legal counsel and met with counsel in executive session separate from representatives of the Adviser. In considering the renewal of the Agreement, the Board considered several factors that it believed to be relevant, including those discussed below. The Board did not identify any one factor as dispositive, and each Board member may have attributed different weights to the factors considered.
Analysis of Nature, Extent, and Quality of Services Provided to the Fund. The Board considered information provided to it at the meeting and in previous presentations from representatives of the Adviser regarding the nature, extent, and quality of the services provided to funds in the BNY fund complex, including the fund. The Adviser provided the number of open accounts in the fund, the fund’s asset size and the allocation of fund assets among distribution channels. The Adviser also had previously provided information regarding the diverse intermediary relationships and distribution channels of funds in the BNY fund complex (such as retail direct or intermediary, in which intermediaries typically are paid by the fund and/or the Adviser) and the Adviser’s corresponding need for broad, deep, and diverse resources to be able to provide ongoing shareholder services to each intermediary or distribution channel, as applicable to the fund.
The Board also considered research support available to, and portfolio management capabilities of, the fund’s portfolio management personnel and that the Adviser also provides oversight of day-to-day fund operations, including fund accounting and administration and assistance in meeting legal and regulatory requirements. The Board also considered the Adviser’s extensive administrative, accounting and compliance infrastructures.
Comparative Analysis of the Fund’s Performance and Management Fee and Expense Ratio. The Board reviewed reports prepared by Broadridge Financial Solutions, Inc. (“Broadridge”), an independent provider of investment company data based on classifications provided by Thomson Reuters Lipper (“Lipper”), which included information comparing (1) the performance of the fund’s Class I shares with the performance of three other institutional core bond index funds selected by Broadridge as comparable to the fund (the “Performance Group”) and with a broader group of funds consisting of all retail and institutional core bond funds (the “Performance Universe”), all for various periods ended December 31, 2025, and (2) the fund’s actual and contractual management fees and total expenses with those of the same group of funds in the Performance Group (the “Expense Group”) and with a broader group of funds consisting of all institutional core bond funds, excluding outliers (the “Expense Universe”), the information for which was derived in part from fund financial statements available to Broadridge as of the date of its analysis. The Adviser previously had furnished the Board with a description of the methodology Broadridge used to select the Performance Group and Performance Universe and the Expense Group and Expense Universe.
Performance Comparisons. Representatives of the Adviser stated that the usefulness of performance comparisons may be affected by a number of factors, including different investment limitations and policies that may be applicable to the fund and comparison funds and the end date selected. The Board also considered the fund’s performance in light of overall financial market conditions. The Board discussed with representatives of the Adviser the results of the comparisons and considered that the fund’s total return performance was approximately equivalent to the Performance Group median for all periods, and was below the Performance Universe median for all periods. The Board also considered that the fund’s yield performance was above the Performance Group medians for seven of the ten one-year periods ended December 31st and above the Performance Universe medians for five of the ten one-year periods ended December 31st. It was noted that there were no more than three other funds in the Performance Group during the periods under review. The Adviser also provided a comparison of the fund’s calendar year total returns to the returns of the fund’s benchmark index.
Management Fee and Expense Ratio Comparisons. The Board reviewed and considered the contractual management fee rate payable by the fund to the Adviser in light of the nature, extent and quality of the management services provided by the Adviser. In addition, the Board reviewed and considered the actual management fee rate paid by the fund over the fund’s last fiscal year, which included reductions for an expense waiver agreement in place that reduced the management fee paid to the Adviser. The Board also reviewed the range of actual and contractual management fees and total expenses as a percentage of average net assets of the Expense Group and Expense Universe funds and discussed the results of the comparisons.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contracts (Unaudited) (continued)
The Board noted that the Adviser pays all fund expenses, other than the actual management fee and certain other expenses. Because of the fund’s “unitary fee” structure, the Board recognized that the fund’s fees and expenses will vary within a much smaller range and the Adviser will bear the risk that fund expenses may increase over time. On the other hand, the Board noted that it is possible that the Adviser could earn a profit on the fees charged under the Agreement and would benefit from any price decreases in third-party services covered by the Agreement. Taking into account the fund’s “unitary” fee structure, the Board considered that the fund’s contractual management fee was approximately equivalent to the Expense Group median contractual management fee, the fund’s actual management fee was approximately equivalent to the Expense Group median and slightly higher than the Expense Universe median actual management fee, and the fund’s total expenses were approximately equivalent to the Expense Group median and approximately equivalent to the Expense Universe median total expenses.
Representatives of the Adviser reviewed with the Board the management or investment advisory fees (1) paid by one other fund advised by the Adviser that is in the same Lipper category as the fund and (2) paid to the Adviser or its affiliates for advising any separate accounts and/or other types of client portfolios that are considered to have similar investment strategies and policies as the fund (the “Similar Clients”), and explained the nature of the Similar Clients. They discussed differences in fees paid and the relationship of the fees paid in light of any differences in the services provided and other relevant factors, noting the fund’s “unitary” fee structure. The Board considered the relevance of the fee information provided for the Similar Clients to evaluate the appropriateness of the fund’s management fee.
Analysis of Profitability and Economies of Scale. Representatives of the Adviser reviewed the expenses allocated and profit received by the Adviser and its affiliates and the resulting profitability percentage for managing the fund and the aggregate profitability percentage to the Adviser and its affiliates for managing the funds in the BNY fund complex, and the method used to determine the expenses and profit. The Board concluded that the profitability results were not excessive, given the services rendered and service levels provided by the Adviser and its affiliates. The Board also had been provided with information prepared by an independent consulting firm regarding the Adviser’s approach to allocating costs to, and determining the profitability of, individual funds and the entire BNY fund complex. The consulting firm also had analyzed where any economies of scale might emerge in connection with the management of a fund.
The Board considered, on the advice of its counsel, the profitability analysis (1) as part of its evaluation of whether the fee under the Agreement, considered in relation to the mix of services provided by the Adviser, including the nature, extent and quality of such services, supported the renewal of the Agreement and (2) in light of the relevant circumstances for the fund and the extent to which economies of scale would be realized if the fund grows and whether fee levels reflect these economies of scale for the benefit of fund shareholders. Representatives of the Adviser stated that a discussion of economies of scale is predicated on a fund having achieved a substantial size with increasing assets and that, if a fund’s assets had been stable or decreasing, the possibility that the Adviser may have realized any economies of scale would be less. Representatives of the Adviser also stated that, as a result of shared and allocated costs among funds in the BNY fund complex, the extent of economies of scale could depend substantially on the level of assets in the complex as a whole, so that increases and decreases in complex-wide assets can affect potential economies of scale in a manner that is disproportionate to, or even in the opposite direction from, changes in the fund’s asset level. The Board also considered potential benefits to the Adviser from acting as investment adviser and took into consideration that there were no soft dollar arrangements in effect for trading the fund’s investments.
At the conclusion of these discussions, the Board agreed that it had been furnished with sufficient information to make an informed business decision with respect to the renewal of the Agreement. Based on the discussions and considerations as described above, the Board concluded and determined as follows.
●The Board concluded that the nature, extent and quality of the services provided by the Adviser are satisfactory and appropriate.
●The Board was generally satisfied with the fund’s performance.
●The Board concluded that the fees paid to the Adviser continued to be appropriate under the circumstances and in light of the factors and the totality of the services provided as discussed above.
●The Board determined that the economies of scale which may accrue to the Adviser and its affiliates in connection with the management of the fund had been adequately considered by the Adviser in connection with the fee rate charged to the fund pursuant to the Agreement and that, to the extent in the future it were determined that material economies of scale had not been shared with the fund, the Board would seek to have those economies of scale shared with the fund.

In evaluating the Agreement, the Board considered these conclusions and determinations and also relied on its previous knowledge, gained through meetings and other interactions with the Adviser and its affiliates, of the Adviser and the services provided to the fund by the Adviser. The Board also relied on information received on a routine and regular basis throughout the year relating to the operations of the fund and the investment management and other services provided under the Agreement, including information on the investment performance of the fund in comparison to similar mutual funds and benchmark performance indices; general market outlook as applicable to the fund; and compliance reports. In addition, the Board’s consideration of the contractual fee arrangements for the fund had the benefit of a number of years of reviews of the Agreement for the fund, or substantially similar agreements for other BNY funds that the Board oversees, during which lengthy discussions took place between the Board and representatives of the Adviser. Certain aspects of the arrangements may receive greater scrutiny in some years than in others, and the Board’s conclusions may be based, in part, on its consideration of the fund’s arrangements, or substantially similar arrangements for other BNY funds that the Board oversees, in prior years. The Board determined to renew the Agreement.

© 2026 BNY Mellon Securities Corporation
Code-0310NCSRSA0426

BNY Mellon Institutional S&P 500 Stock Index Fund
SEMI-ANNUAL FINANCIALS AND OTHER INFORMATION
April 30, 2026

Class	Ticker
I	DSPIX

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The views expressed in this report reflect those of the portfolio manager(s) only through the end of the period covered and do not necessarily represent the views of BNY Mellon Investment Adviser, Inc. or any other person in the BNY Mellon Investment Adviser, Inc. organization. Any such views are subject to change at any time based upon market or other conditions and BNY Mellon Investment Adviser, Inc. disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a fund in the BNY Mellon Family of Funds are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any fund in the BNY Mellon
Family of Funds.
Not FDIC-Insured • Not Bank-Guaranteed • May Lose Value

Contents
The Fund
Please note the Semi-Annual Financials and Other Information only contains Items 7-11 required in Form N-CSR. All other required items will be filed with the Securities and Exchange Commission (the “SEC”).

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies.
BNY Mellon Institutional S&P 500 Stock Index Fund
SCHEDULE OF INVESTMENTS
April 30, 2026 (Unaudited)

Description	Shares	Value ($)
Equity Securities - Common Stocks — 99.1%
Automobiles & Components — 1.9%
Aptiv PLC(a)	4,648	280,089
Ford Motor Co.	86,100	1,040,088
General Motors Co.	19,914	1,531,187
Tesla, Inc.(a)	61,686	23,541,228
		26,392,592
Banks — 3.4%
Bank of America Corp.	145,538	7,780,461
Citigroup, Inc.	38,328	4,905,217
Citizens Financial Group, Inc.	9,405	611,795
Fifth Third Bancorp	19,614	995,607
Huntington Bancshares, Inc.	43,960	736,770
JPMorgan Chase & Co.	59,137	18,523,483
KeyCorp	20,007	442,355
M&T Bank Corp.	3,380	738,969
Regions Financial Corp.	18,524	528,860
The PNC Financial Services Group, Inc.	8,843	1,971,989
Truist Financial Corp.	27,690	1,426,035
U.S. Bancorp	34,369	1,947,348
Wells Fargo & Co.	67,831	5,577,743
		46,186,632
Capital Goods — 6.6%
3M Co.	11,564	1,694,357
A.O. Smith Corp.	2,388	147,674
Allegion PLC	1,874	257,637
AMETEK, Inc.	5,092	1,199,166
Axon Enterprise, Inc.(a)	1,713	688,215
Builders FirstSource, Inc.(a)	2,335	184,675
Carrier Global Corp.	17,270	1,160,026
Caterpillar, Inc.	10,205	9,083,573
Comfort Systems USA, Inc.	770	1,416,992
Cummins, Inc.	3,025	2,029,805
Deere & Co.	5,528	3,260,801
Dover Corp.	2,953	668,589
Eaton Corp. PLC	8,519	3,688,812
EMCOR Group, Inc.	980	873,837
Emerson Electric Co.	12,327	1,731,204
Fastenal Co.	24,935	1,120,330
Fortive Corp.	6,768	404,659
GE Vernova, Inc.	5,912	6,405,415
Generac Holdings, Inc.(a)	1,268	328,704
General Dynamics Corp.	5,535	1,905,700
General Electric Co.	23,004	6,669,550
Honeywell International, Inc.	13,884	2,975,758
Howmet Aerospace, Inc.	8,794	2,137,294
Hubbell, Inc.	1,162	590,493
Huntington Ingalls Industries, Inc.	903	328,954
IDEX Corp.	1,627	354,442
Illinois Tool Works, Inc.	5,750	1,483,557
3

SCHEDULE OF INVESTMENTS (Unaudited) (continued)

Description	Shares	Value ($)
Equity Securities - Common Stocks — 99.1% (continued)
Capital Goods — 6.6% (continued)
Ingersoll Rand, Inc.	7,657	611,488
Johnson Controls International PLC	13,425	1,960,453
L3Harris Technologies, Inc.	4,093	1,312,011
Lennox International, Inc.	714	381,911
Lockheed Martin Corp.	4,432	2,295,643
Masco Corp.	4,310	309,544
Nordson Corp.	1,115	321,622
Northrop Grumman Corp.	2,936	1,701,353
Otis Worldwide Corp.	8,428	656,373
PACCAR, Inc.	11,524	1,369,051
Parker-Hannifin Corp.	2,768	2,517,275
Pentair PLC	3,513	283,534
Quanta Services, Inc.	3,287	2,392,180
Rockwell Automation, Inc.	2,460	1,005,919
RTX Corp.	29,441	5,183,677
Snap-on, Inc.	1,138	436,309
Stanley Black & Decker, Inc.	3,184	248,861
Textron, Inc.	3,873	371,653
The Boeing Company(a)	17,225	3,945,042
Trane Technologies PLC	4,888	2,407,535
TransDigm Group, Inc.	1,252	1,452,295
United Rentals, Inc.	1,382	1,326,499
Vertiv Holdings Co., Cl. A	8,389	2,755,703
W.W. Grainger, Inc.	971	1,127,671
Westinghouse Air Brake Technologies Corp.	3,731	1,006,960
Xylem, Inc.	5,467	645,981
		90,816,762
Commercial & Professional Services — .8%
Automatic Data Processing, Inc.	8,842	1,873,973
Broadridge Financial Solutions, Inc.	2,670	411,127
Cintas Corp.	7,500	1,310,325
Copart, Inc.(a)	19,338	640,281
Equifax, Inc.	2,667	463,898
Jacobs Solutions, Inc.	2,504	324,043
Leidos Holdings, Inc.	2,832	422,591
Paychex, Inc.	7,147	662,027
Republic Services, Inc.	4,398	920,149
Rollins, Inc.	6,157	343,130
Veralto Corp.	5,634	496,919
Verisk Analytics, Inc.	3,126	576,716
Waste Management, Inc.	8,137	1,892,259
		10,337,438
Consumer Discretionary Distribution & Retail — 5.8%
Amazon.com, Inc.(a)	214,262	56,792,286
AutoZone, Inc.(a)	363	1,344,563
Best Buy Co., Inc.	4,236	256,236
Carvana Co.(a)	3,075	1,217,085
eBay, Inc.	10,002	1,035,007
Genuine Parts Co.	3,188	341,849
Lowe’s Companies, Inc.	12,248	2,924,700
O’Reilly Automotive, Inc.(a)	18,466	1,835,520
4

Description	Shares	Value ($)
Equity Securities - Common Stocks — 99.1% (continued)
Consumer Discretionary Distribution & Retail — 5.8% (continued)
Pool Corp.	773	164,896
Ross Stores, Inc.	7,125	1,623,004
The Home Depot, Inc.	21,835	7,179,348
The TJX Companies, Inc.	24,356	3,817,803
Tractor Supply Co.	11,737	411,969
Ulta Beauty, Inc.(a)	983	528,343
Williams-Sonoma, Inc.	2,601	471,327
		79,943,936
Consumer Durables & Apparel — .4%
D.R. Horton, Inc.	5,876	904,082
Deckers Outdoor Corp.(a)	3,065	313,243
Garmin Ltd.	3,545	890,291
Hasbro, Inc.	3,016	289,054
Lennar Corp., Cl. A	4,654	420,256
Lululemon Athletica, Inc.(a)	2,361	325,110
NIKE, Inc., Cl. B	26,123	1,158,816
NVR, Inc.(a)	59	372,636
PulteGroup, Inc.	4,200	513,912
Ralph Lauren Corp.	817	293,009
Tapestry, Inc.	4,526	656,451
		6,136,860
Consumer Services — 1.7%
Airbnb, Inc., Cl. A(a)	9,290	1,303,944
Booking Holdings, Inc.	17,643	2,970,376
Carnival Corp.	25,885	686,211
Chipotle Mexican Grill, Inc.(a)	28,566	970,958
Darden Restaurants, Inc.	2,499	501,199
Domino’s Pizza, Inc.	663	225,036
DoorDash, Inc., Cl. A(a)	8,199	1,382,761
Expedia Group, Inc.	2,635	654,455
Hilton Worldwide Holdings, Inc.	5,063	1,640,766
Las Vegas Sands Corp.	6,470	353,327
Marriott International, Inc., Cl. A	4,791	1,732,857
McDonald’s Corp.	15,620	4,585,876
MGM Resorts International(a)	3,982	155,059
Norwegian Cruise Line Holdings Ltd.(a)	10,305	187,345
Royal Caribbean Cruises Ltd.	5,544	1,462,285
Starbucks Corp.	25,059	2,639,465
Wynn Resorts Ltd.	1,676	179,516
Yum! Brands, Inc.	6,090	972,269
		22,603,705
Consumer Staples Distribution & Retail — 2.0%
Casey’s General Stores, Inc.	752	618,257
Costco Wholesale Corp.	9,736	9,877,464
Dollar General Corp.	4,797	555,876
Dollar Tree, Inc.(a)	4,164	404,366
Sysco Corp.	10,407	777,507
Target Corp.	9,932	1,288,677
The Kroger Company	12,695	864,149
Walmart, Inc.	96,147	12,684,674
		27,070,970
5

SCHEDULE OF INVESTMENTS (Unaudited) (continued)

Description	Shares	Value ($)
Equity Securities - Common Stocks — 99.1% (continued)
Energy — 3.5%
APA Corp.(b)	7,638	311,096
Baker Hughes Co.	21,619	1,506,196
Chevron Corp.	41,114	7,947,747
ConocoPhillips	26,872	3,379,960
Coterra Energy, Inc.	16,458	591,007
Devon Energy Corp.	13,853	711,629
Diamondback Energy, Inc.	4,222	868,170
EOG Resources, Inc.	11,923	1,676,016
EQT Corp.	13,900	835,112
Expand Energy Corp.	5,376	549,158
Exxon Mobil Corp.	91,659	14,145,733
Halliburton Co.	18,720	791,856
Kinder Morgan, Inc.	42,449	1,395,299
Marathon Petroleum Corp.	6,457	1,603,209
Occidental Petroleum Corp.	15,663	948,865
ONEOK, Inc.	13,923	1,287,321
Phillips 66	8,815	1,579,207
SLB Ltd.	32,955	1,874,480
Targa Resources Corp.	4,655	1,210,672
Texas Pacific Land Corp.	1,244	551,925
The Williams Companies, Inc.	26,785	2,043,963
Valero Energy Corp.	6,682	1,687,740
		47,496,361
Equity Real Estate Investment Trusts — 1.8%
Alexandria Real Estate Equities, Inc.(c)	3,312	134,169
American Tower Corp.(c)	10,320	1,885,567
AvalonBay Communities, Inc.(c)	3,075	562,725
BXP, Inc.(c)	3,489	203,967
Camden Property Trust(c)	2,097	220,227
Crown Castle, Inc.(c)	9,584	850,867
Digital Realty Trust, Inc.(c)	7,084	1,423,459
Equinix, Inc.(c)	2,157	2,335,664
Equity Residential(c)	7,557	494,077
Essex Property Trust, Inc.(c)	1,433	377,180
Extra Space Storage, Inc.(c)	4,714	675,658
Federal Realty Investment Trust(c)	1,798	199,398
Healthpeak Properties, Inc.(c)	14,311	231,409
Host Hotels & Resorts, Inc.(c)	13,632	288,044
Invitation Homes, Inc.(c)	12,590	362,214
Iron Mountain, Inc.(c)	6,588	830,022
Kimco Realty Corp.(c)	15,115	357,319
Mid-America Apartment Communities, Inc.(c)	2,619	338,322
Prologis, Inc.(c)	20,388	2,895,504
Public Storage(c)	3,442	1,041,033
Realty Income Corp.(c)	20,112	1,291,995
Regency Centers Corp.(c)	3,541	275,667
SBA Communications Corp.(c)	2,293	507,212
Simon Property Group, Inc.(c)	7,133	1,453,063
UDR, Inc.(c)	6,830	248,202
Ventas, Inc.(c)	10,359	910,142
VICI Properties, Inc.(c)	23,298	680,302
6

Description	Shares	Value ($)
Equity Securities - Common Stocks — 99.1% (continued)
Equity Real Estate Investment Trusts — 1.8% (continued)
Welltower, Inc.(c)	15,304	3,326,171
Weyerhaeuser Co.(c)	16,462	403,648
		24,803,227
Financial Services — 7.0%
American Express Co.	11,747	3,794,868
Ameriprise Financial, Inc.	1,988	943,883
Apollo Global Management, Inc.	10,298	1,325,559
Ares Management Corp., Cl. A	4,416	518,438
Berkshire Hathaway, Inc., Cl. B(a)	40,220	19,048,192
BlackRock, Inc.	3,163	3,370,493
Blackstone, Inc.	16,361	2,054,614
Block, Inc.(a)	11,830	834,133
Capital One Financial Corp.	13,711	2,622,914
Cboe Global Markets, Inc.	2,314	694,408
CME Group, Inc.	7,941	2,285,579
Coinbase Global, Inc., Cl. A(a)	4,834	907,680
Corpay, Inc.(a)	1,524	467,060
FactSet Research Systems, Inc.	751	170,913
Fidelity National Information Services, Inc.	11,116	517,228
Fiserv, Inc.(a)	12,085	757,125
Franklin Resources, Inc.	6,063	181,708
Global Payments, Inc.	4,986	358,793
Interactive Brokers Group, Inc., Cl. A	9,914	788,163
Intercontinental Exchange, Inc.	12,401	1,960,474
Invesco Ltd.	9,814	257,225
Jack Henry & Associates, Inc.	1,631	250,766
KKR & Co., Inc.	14,951	1,559,987
Mastercard, Inc., Cl. A	17,862	8,983,157
Moody’s Corp.	3,345	1,544,888
Morgan Stanley	26,388	5,029,289
MSCI, Inc.	1,607	950,396
Nasdaq, Inc.	9,931	912,758
Northern Trust Corp.	4,079	678,501
PayPal Holdings, Inc.	20,343	1,019,998
Raymond James Financial, Inc.	3,938	623,464
Robinhood Markets, Inc., Cl. A(a)	17,335	1,263,548
S&P Global, Inc.	6,740	2,906,490
State Street Corp.	6,200	947,608
Synchrony Financial	7,828	596,494
T. Rowe Price Group, Inc.	4,849	498,865
The Bank of New York Mellon Corp.(d)	15,042	2,021,194
The Charles Schwab Corp.	36,636	3,357,323
The Goldman Sachs Group, Inc.	6,578	6,076,559
Visa, Inc., Cl. A(b)	36,872	12,161,861
		95,242,596
Food, Beverage & Tobacco — 2.1%
Altria Group, Inc.	36,976	2,686,306
Archer-Daniels-Midland Co.	10,753	801,529
Brown-Forman Corp., Cl. B(b)	3,729	96,096
Bunge Global SA	3,036	385,785
Conagra Brands, Inc.	10,279	147,504
7

SCHEDULE OF INVESTMENTS (Unaudited) (continued)

Description	Shares	Value ($)
Equity Securities - Common Stocks — 99.1% (continued)
Food, Beverage & Tobacco — 2.1% (continued)
Constellation Brands, Inc., Cl. A	3,030	474,437
General Mills, Inc.(b)	11,616	410,161
Hormel Foods Corp.	6,499	139,534
Keurig Dr. Pepper, Inc.	29,802	876,179
McCormick & Co., Inc.	5,773	293,499
Molson Coors Beverage Co., Cl. B	4,032	172,328
Mondelez International, Inc., Cl. A	28,208	1,733,099
Monster Beverage Corp.(a)	15,624	1,204,142
PepsiCo, Inc.	29,975	4,750,738
Philip Morris International, Inc.	34,143	5,635,985
The Campbell’s Company	3,784	78,669
The Coca-Cola Company	84,914	6,687,827
The Hershey Company	3,245	602,726
The J.M. Smucker Company	2,433	238,507
The Kraft Heinz Company	19,241	436,001
Tyson Foods, Inc., Cl. A	6,363	407,677
		28,258,729
Health Care Equipment & Services — 3.1%
Abbott Laboratories	38,139	3,462,640
Align Technology, Inc.(a)	1,430	251,694
Baxter International, Inc.	11,830	207,971
Becton Dickinson & Co.	6,271	934,630
Boston Scientific Corp.(a)	32,528	1,873,938
Cardinal Health, Inc.	5,158	994,875
Cencora, Inc.	4,279	1,317,975
Centene Corp.(a)	10,314	553,759
CVS Health Corp.	27,747	2,311,048
DaVita, Inc.(a)	744	115,424
Dexcom, Inc.(a)	8,502	506,294
Edwards Lifesciences Corp.(a)	12,618	1,053,603
Elevance Health, Inc.	4,841	1,822,249
GE HealthCare Technologies, Inc.	9,976	606,940
HCA Healthcare, Inc.	3,448	1,497,984
Henry Schein, Inc.(a)	2,343	174,764
Humana, Inc.	2,679	633,423
IDEXX Laboratories, Inc.(a)	1,740	975,792
Insulet Corp.(a)	1,458	250,980
Intuitive Surgical, Inc.(a)	7,789	3,564,324
Labcorp Holdings, Inc.	1,824	468,403
McKesson Corp.	2,690	2,192,888
Medtronic PLC	28,072	2,272,990
Quest Diagnostics, Inc.	2,447	475,207
ResMed, Inc.	3,146	672,646
Solventum Corp.(a)	3,409	229,630
STERIS PLC	2,159	468,244
Stryker Corp.	7,546	2,377,971
The Cigna Group	5,779	1,679,262
The Cooper Companies, Inc.(a)	4,283	269,401
UnitedHealth Group, Inc.	19,868	7,360,697
8

Description	Shares	Value ($)
Equity Securities - Common Stocks — 99.1% (continued)
Health Care Equipment & Services — 3.1% (continued)
Universal Health Services, Inc., Cl. B	1,286	216,395
Zimmer Biomet Holdings, Inc.	4,386	361,538
		42,155,579
Household & Personal Products — .9%
Church & Dwight Co., Inc.	5,177	502,480
Colgate-Palmolive Co.	17,736	1,513,945
Kenvue, Inc.	41,972	735,769
Kimberly-Clark Corp.	7,231	711,747
The Clorox Company	2,559	246,790
The Estee Lauder Companies, Inc., Cl. A	5,646	433,105
The Procter & Gamble Company	50,973	7,497,618
		11,641,454
Insurance — 1.6%
Aflac, Inc.	10,220	1,161,708
American International Group, Inc.	11,687	874,188
Aon PLC, Cl. A	4,705	1,466,313
Arch Capital Group Ltd.(a)	7,826	739,244
Arthur J. Gallagher & Co.	5,636	1,163,270
Assurant, Inc.	1,096	258,952
Brown & Brown, Inc.	6,341	381,411
Chubb Ltd.	7,971	2,606,517
Cincinnati Financial Corp.	3,510	574,236
Erie Indemnity Co., Cl. A(b)	568	124,352
Everest Group Ltd.	901	321,441
Globe Life, Inc.	1,803	278,203
Loews Corp.	3,681	414,518
Marsh & McLennan Companies, Inc.	10,683	1,791,646
MetLife, Inc.	12,060	966,006
Principal Financial Group, Inc.	4,345	438,454
Prudential Financial, Inc.	7,629	748,481
The Allstate Corp.	5,695	1,237,296
The Hartford Insurance Group, Inc.	6,234	852,874
The Progressive Corp.	12,855	2,587,454
The Travelers Companies, Inc.	4,728	1,442,702
W. R. Berkley Corp.	6,600	441,078
Willis Towers Watson PLC	2,062	528,284
		21,398,628
Materials — 1.9%
Air Products and Chemicals, Inc.	4,884	1,465,444
Albemarle Corp.	2,485	488,799
Amcor PLC	9,863	375,189
Avery Dennison Corp.	1,745	286,058
Ball Corp.	6,086	371,733
CF Industries Holdings, Inc.	3,350	416,070
Corteva, Inc.	14,740	1,194,087
CRH PLC	14,792	1,751,669
Dow, Inc.	16,181	655,169
DuPont de Nemours, Inc.	9,372	427,925
Ecolab, Inc.	5,591	1,457,015
Freeport-McMoRan, Inc.	31,446	1,816,950
International Flavors & Fragrances, Inc.	5,371	377,044
9

SCHEDULE OF INVESTMENTS (Unaudited) (continued)

Description	Shares	Value ($)
Equity Securities - Common Stocks — 99.1% (continued)
Materials — 1.9% (continued)
International Paper Co.	11,533	350,834
Linde PLC	10,242	5,132,676
LyondellBasell Industries NV, Cl. A	5,499	410,225
Martin Marietta Materials, Inc.	1,295	801,696
Newmont Corp.	23,935	2,658,939
Nucor Corp.	5,017	1,130,280
Packaging Corp. of America	1,970	420,496
PPG Industries, Inc.	5,014	544,019
Smurfit Westrock PLC	11,823	453,885
Steel Dynamics, Inc.	2,991	683,922
The Mosaic Company	6,781	157,794
The Sherwin-Williams Company	5,057	1,626,382
Vulcan Materials Co.	2,947	889,228
		26,343,528
Media & Entertainment — 10.0%
Alphabet, Inc., Cl. A	127,696	49,137,421
Alphabet, Inc., Cl. C	102,575	39,177,496
Charter Communications, Inc., Cl. A(a),(b)	1,977	326,541
EchoStar Corp., Cl. A(a)	3,030	373,114
Electronic Arts, Inc.	4,963	1,004,362
Fox Corp., Cl. A(b)	4,637	294,403
Fox Corp., Cl. B	3,362	191,701
Live Nation Entertainment, Inc.(a),(b)	3,441	543,472
Meta Platforms, Inc., Cl. A	47,972	29,354,547
Netflix, Inc.(a)	92,606	8,668,848
News Corp., Cl. A	7,392	194,558
News Corp., Cl. B(b)	2,311	70,439
Omnicom Group, Inc.	6,810	522,463
Paramount Skydance Corp., Cl. B	5,578	57,119
Take-Two Interactive Software, Inc.(a)	3,790	810,150
The Trade Desk, Inc., Cl. A(a)	9,465	223,279
The Walt Disney Company	38,855	4,031,206
TKO Group Holdings, Inc.	1,558	289,928
Warner Bros Discovery, Inc.(a)	53,827	1,456,020
		136,727,067
Pharmaceuticals, Biotechnology & Life Sciences — 5.3%
AbbVie, Inc.	38,765	8,191,820
Agilent Technologies, Inc.	6,298	727,734
Amgen, Inc.	11,811	4,089,559
Biogen, Inc.(a)	3,177	601,343
Bio-Techne Corp.(b)	3,252	179,901
Bristol-Myers Squibb Co.	44,746	2,711,160
Charles River Laboratories International, Inc.(a)	1,131	188,843
Danaher Corp.	13,799	2,469,331
Eli Lilly & Co.	17,380	16,243,348
Gilead Sciences, Inc.	27,212	3,560,418
Incyte Corp.(a)	3,776	359,740
IQVIA Holdings, Inc.(a)	3,660	579,634
Johnson & Johnson	52,857	12,149,181
Merck & Co., Inc.	54,439	5,943,650
Mettler-Toledo International, Inc.(a)	453	578,304
10

Description	Shares	Value ($)
Equity Securities - Common Stocks — 99.1% (continued)
Pharmaceuticals, Biotechnology & Life Sciences — 5.3% (continued)
Moderna, Inc.(a)	7,670	352,360
Pfizer, Inc.	124,706	3,329,650
Regeneron Pharmaceuticals, Inc.	2,209	1,561,896
Revvity, Inc.(b)	2,627	227,551
Thermo Fisher Scientific, Inc.	8,241	3,947,109
Vertex Pharmaceuticals, Inc.(a)	5,534	2,365,121
Viatris, Inc.	23,977	358,216
Waters Corp.(a)	2,124	656,804
West Pharmaceutical Services, Inc.	1,552	461,860
Zoetis, Inc.	9,259	1,064,507
		72,899,040
Real Estate Management & Development — .1%
CBRE Group, Inc., Cl. A(a)	6,347	905,907
CoStar Group, Inc.(a)	8,928	308,998
		1,214,905
Semiconductors & Semiconductor Equipment — 16.5%
Advanced Micro Devices, Inc.(a)	35,760	12,676,562
Analog Devices, Inc.	10,717	4,311,020
Applied Materials, Inc.	17,409	6,867,676
Broadcom, Inc.	103,992	43,409,381
First Solar, Inc.(a)	2,385	481,508
Intel Corp.(a)	102,984	9,729,928
KLA Corp.	2,875	5,032,256
Lam Research Corp.	27,390	7,062,785
Microchip Technology, Inc.	12,017	1,116,499
Micron Technology, Inc.	24,686	12,766,612
Monolithic Power Systems, Inc.	1,068	1,724,190
NVIDIA Corp.	532,980	106,366,819
NXP Semiconductors NV	5,484	1,610,048
ON Semiconductor Corp.(a)	8,831	890,253
Qnity Electronics, Inc.	4,551	640,144
QUALCOMM, Inc.	23,403	4,202,711
Skyworks Solutions, Inc.	3,186	223,562
Teradyne, Inc.	3,410	1,171,233
Texas Instruments, Inc.	19,906	5,595,178
		225,878,365
Software & Services — 8.6%
Accenture PLC, Cl. A	13,478	2,408,653
Adobe, Inc.(a)	9,004	2,215,884
Akamai Technologies, Inc.(a)	3,093	318,517
AppLovin Corp., Cl. A(a)	5,942	2,652,212
Autodesk, Inc.(a)	4,642	1,100,154
Cadence Design Systems, Inc.(a)	6,002	1,978,199
Cognizant Technology Solutions Corp., Cl. A	10,677	564,813
CrowdStrike Holdings, Inc., Cl. A(a)	5,529	2,464,552
Datadog, Inc., Cl. A(a)	7,143	944,233
EPAM Systems, Inc.(a)	1,289	146,663
Fair Isaac Corp.(a)	521	534,025
Fortinet, Inc.(a)	13,864	1,168,874
Gartner, Inc.(a)	1,639	243,375
Gen Digital, Inc.	12,233	235,975
11

SCHEDULE OF INVESTMENTS (Unaudited) (continued)

Description	Shares	Value ($)
Equity Securities - Common Stocks — 99.1% (continued)
Software & Services — 8.6% (continued)
GoDaddy, Inc., Cl. A(a)	2,886	250,476
International Business Machines Corp.	20,502	4,735,552
Intuit, Inc.	6,103	2,371,016
Microsoft Corp.	162,869	66,414,721
Oracle Corp.	37,193	6,002,578
Palantir Technologies, Inc., Cl. A(a)	50,103	6,969,828
Palo Alto Networks, Inc.(a)	17,673	3,169,122
PTC, Inc.(a)	2,616	356,561
Roper Technologies, Inc.	2,319	822,804
Salesforce, Inc.(b)	20,552	3,628,045
ServiceNow, Inc.(a)	22,942	2,026,008
Synopsys, Inc.(a)	4,194	2,024,024
Trimble, Inc.(a)	5,116	344,409
Tyler Technologies, Inc.(a)	915	312,143
VeriSign, Inc.	1,753	470,961
Workday, Inc., Cl. A(a)	4,579	560,470
		117,434,847
Technology Hardware & Equipment — 9.6%
Amphenol Corp., Cl. A	26,961	3,970,546
Apple, Inc.	322,006	87,376,328
Arista Networks, Inc.(a)	22,777	3,933,816
CDW Corp.	2,749	376,366
Ciena Corp.(a)	3,098	1,634,443
Cisco Systems, Inc.	86,661	7,929,481
Coherent Corp.(a)	4,094	1,308,893
Corning, Inc.	17,124	2,812,446
Dell Technologies, Inc., Cl. C	6,579	1,374,682
F5, Inc.(a)	1,237	400,664
Hewlett Packard Enterprise Co.	29,737	855,533
HP, Inc.	20,472	427,046
Jabil, Inc.	2,338	789,052
Keysight Technologies, Inc.(a)	3,762	1,316,361
Lumentum Holdings, Inc.(a)	1,564	1,411,228
Motorola Solutions, Inc.	3,623	1,590,606
NetApp, Inc.	4,388	486,059
Sandisk Corp.(a)	3,237	3,549,403
Seagate Technology Holdings PLC	4,807	3,238,187
Super Micro Computer, Inc.(a)	10,415	285,371
TE Connectivity PLC	6,474	1,370,287
Teledyne Technologies, Inc.(a)	1,014	654,892
Western Digital Corp.	7,436	3,231,091
Zebra Technologies Corp., Cl. A(a)	1,015	229,654
		130,552,435
Telecommunication Services — .9%
AT&T, Inc.	153,546	4,012,157
Comcast Corp., Cl. A	78,505	2,122,775
T-Mobile US, Inc.	10,390	2,031,245
Verizon Communications, Inc.	92,493	4,442,439
		12,608,616
Transportation — 1.3%
C.H. Robinson Worldwide, Inc.	2,558	465,070
12

Description	Shares	Value ($)
Equity Securities - Common Stocks — 99.1% (continued)
Transportation — 1.3% (continued)
CSX Corp.	40,793	1,853,226
Delta Air Lines, Inc.	14,237	967,974
Expeditors International of Washington, Inc.	2,943	435,240
FedEx Corp.	4,754	1,917,336
J.B. Hunt Transport Services, Inc.	1,668	419,552
Norfolk Southern Corp.	4,943	1,561,148
Old Dominion Freight Line, Inc.	3,999	849,507
Southwest Airlines Co.	11,049	418,978
Uber Technologies, Inc.(a)	45,123	3,366,627
Union Pacific Corp.	13,015	3,507,282
United Airlines Holdings, Inc.(a)	6,957	626,130
United Parcel Service, Inc., Cl. B	16,204	1,762,995
		18,151,065
Utilities — 2.3%
Alliant Energy Corp.(b)	5,798	425,747
Ameren Corp.	6,002	682,127
American Electric Power Co., Inc.	11,736	1,609,123
American Water Works Co., Inc.	4,218	541,676
Atmos Energy Corp.	3,601	684,118
CenterPoint Energy, Inc.	13,872	605,513
CMS Energy Corp.	6,762	518,916
Consolidated Edison, Inc.	7,968	888,352
Constellation Energy Corp.	6,835	2,139,355
Dominion Energy, Inc.	18,577	1,198,216
DTE Energy Co.	4,477	679,116
Duke Energy Corp.	16,965	2,197,816
Edison International	8,503	590,873
Entergy Corp.	9,892	1,166,366
Evergy, Inc.	5,040	417,514
Eversource Energy	8,447	597,203
Exelon Corp.	22,420	1,031,096
FirstEnergy Corp.(b)	11,271	535,598
NextEra Energy, Inc.	45,679	4,471,061
NiSource, Inc.	10,794	521,134
NRG Energy, Inc.	4,738	737,138
PG&E Corp.	47,718	793,073
Pinnacle West Capital Corp.(b)	2,651	274,962
PPL Corp.	16,619	622,215
Public Service Enterprise Group, Inc.	10,888	889,114
Sempra	14,236	1,354,128
The AES Corp.	16,367	236,503
The Southern Company	24,151	2,335,402
Vistra Corp.	6,993	1,103,775
WEC Energy Group, Inc.(b)	7,285	859,193
Xcel Energy, Inc.	13,043	1,081,917
		31,788,340
Total Equity Securities - Common Stocks (cost $221,195,655)		1,354,083,677

13

SCHEDULE OF INVESTMENTS (Unaudited) (continued)

Description	1-Day Yield (%)	Shares	Value ($)
Investment Companies — .9%
Registered Investment Companies — .9%
Dreyfus Institutional Preferred Government Plus Money Market Fund, Institutional Shares(d) (cost $12,584,185)	3.70	12,584,185	12,584,185
Total Investments (cost $233,779,840)		100.0%	1,366,667,862
Cash and Receivables (Net)		.0%	138,184
Net Assets		100.0%	1,366,806,046

(a)	Non-income producing security.
(b)
Security, or portion thereof, on loan. At April 30, 2026, the value of the fund’s securities on loan was $19,728,140 and the value of the collateral was
$20,357,660, consisting of U.S. Government & Agency securities. In addition, the value of collateral may include pending sales that are also on loan.

(c)	Investment in real estate investment trust within the United States.
(d)	Investment in affiliated issuer. The investment objective of this investment company is publicly available and can be found within the investment company’s prospectus.

Affiliated Issuers
Description	Value ($) 10/31/2025	Purchases ($)†	Sales ($)	Net Realized Gain (Loss) ($)	Net Change in Unrealized Appreciation (Depreciation) ($)	Value ($) 4/30/2026	Dividends/ Distributions ($)
Equity Securities - Common Stocks - .1%
The Bank of New York Mellon Corp. - .1%	2,037,610	-	(457,658)	366,899	74,343	2,021,194	16,900
Registered Investment Companies - .9%
Dreyfus Institutional Preferred Government Plus Money Market Fund, Institutional Shares - .9%	14,623,941	194,420,418	(196,460,174)	-	-	12,584,185	252,999
Investment of Cash Collateral for Securities Loaned - .0%
Dreyfus Institutional Preferred Government Plus Money Market Fund, Institutional Shares - .0%	-	2,790,388	(2,790,388)	-	-	-	16,940††
Total - 1.0%	16,661,551	197,210,806	(199,708,220)	366,899	74,343	14,605,379	286,839

†	Includes reinvested dividends/distributions.
††
Represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

14

Futures
Description	Number of Contracts	Expiration	Notional Value ($)	Market Value ($)	Unrealized Appreciation ($)
Futures Long
S&P 500 E-mini	39	6/18/2026	14,038,722	14,125,312	86,590
Gross Unrealized Appreciation					86,590
See notes to financial statements.
15

STATEMENT OF ASSETS AND LIABILITIES
April 30, 2026 (Unaudited)
	Cost	Value
Assets ($):
Investments in securities—See Schedule of Investments (including securities on loan, valued at $19,728,140)—Note 1(c):
Unaffiliated issuers	220,860,968	1,352,062,483
Affiliated issuers	12,918,872	14,605,379
Cash collateral held by broker—Note 4		1,041,000
Dividends and securities lending income receivable		600,262
Receivable for shares of Common Stock subscribed		190,568
Receivable for futures variation margin—Note 4		147,464
Prepaid expenses		1,535
		1,368,648,691
Liabilities ($):
Due to BNY Mellon Investment Adviser, Inc.—Note 3(b)		206,527
Payable for shares of Common Stock redeemed		1,611,954
Directors’ fees and expenses payable		24,164
		1,842,645
Net Assets ($)		1,366,806,046
Composition of Net Assets ($):
Paid-in capital		5,780,522
Total distributable earnings (loss)		1,361,025,524
Net Assets ($)		1,366,806,046
Shares Outstanding
(150 million shares of $.001 par value Common Stock authorized)		28,841,646
Net Asset Value Per Share ($)		47.39
See notes to financial statements.
16

STATEMENT OF OPERATIONS
Six Months Ended April 30, 2026 (Unaudited)

Investment Income ($):
Income:
Cash dividends (net of $1,871 foreign taxes withheld at source):
Unaffiliated issuers	8,444,049
Affiliated issuers	269,899
Affiliated income net of rebates from securities lending—Note 1(c)	16,940
Interest	7,201
Total Income	8,738,089
Expenses:
Management fee—Note 3(a)	1,402,164
Directors’ fees—Notes 3(a) and 3(c)	87,450
Loan commitment fees—Note 2	13,602
Total Expenses	1,503,216
Less—Directors’ fees reimbursed by BNY Mellon Investment Adviser, Inc.—Note 3(a)	(87,450)
Net Expenses	1,415,766
Net Investment Income	7,322,323
Realized and Unrealized Gain (Loss) on Investments—Note 4 ($):
Net realized gain (loss) on investments:
Unaffiliated issuers	225,667,054
Affiliated issuers	366,899
Net realized gain (loss) on futures	741,646
Net Realized Gain (Loss)	226,775,599
Net change in unrealized appreciation (depreciation) on investments:
Unaffiliated issuers	(155,229,750)
Affiliated issuers	74,343
Net change in unrealized appreciation (depreciation) on futures	(569,282)
Net Change in Unrealized Appreciation (Depreciation)	(155,724,689)
Net Realized and Unrealized Gain (Loss) on Investments	71,050,910
Net Increase in Net Assets Resulting from Operations	78,373,233
See notes to financial statements.
17

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended April 30, 2026 (Unaudited)	Year Ended October 31, 2025

Operations ($):
Net investment income	7,322,323	18,131,804
Net realized gain (loss) on investments	226,775,599	441,528,007
Net change in unrealized appreciation (depreciation) on investments	(155,724,689)	(157,597,291)
Net Increase (Decrease) in Net Assets Resulting from Operations	78,373,233	302,062,520
Distributions ($):
Distributions to shareholders	(378,374,385)	(398,984,883)
Capital Stock Transactions ($):
Net proceeds from shares sold	49,718,138	104,173,607
Distributions reinvested	329,948,342	331,844,128
Cost of shares redeemed	(278,284,564)	(584,766,690)
Increase (Decrease) in Net Assets from Capital Stock Transactions	101,381,916	(148,748,955)
Total Increase (Decrease) in Net Assets	(198,619,236)	(245,671,318)
Net Assets ($):
Beginning of Period	1,565,425,282	1,811,096,600
End of Period	1,366,806,046	1,565,425,282
Capital Share Transactions (Shares):
Shares sold	991,392	1,935,727
Shares issued for distributions reinvested	7,272,004	6,396,458
Shares redeemed	(5,760,792)	(10,912,375)
Net Increase (Decrease) in Shares Outstanding	2,502,604	(2,580,190)
See notes to financial statements.
18

FINANCIAL HIGHLIGHTS
The following table describes the performance for the fiscal periods indicated. Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption at net asset value on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions.
	Six Months Ended April 30, 2026 (Unaudited)	Year Ended October 31,
Class I		2025	2024	2023	2022	2021
Per Share Data ($):
Net asset value, beginning of period	59.43	62.63	58.04	62.55	83.14	60.98
Investment Operations:
Net investment income(a)	.25	.62	.76	.88	.93	.94
Net realized and unrealized gain (loss) on investments	2.58	10.43	18.10	4.28	(11.62)	24.32
Total from Investment Operations	2.83	11.05	18.86	5.16	(10.69)	25.26
Distributions:
Dividends from net investment income	(.28 )	(.70 )	(.84 )	(.92 )	(.98 )	(.97 )
Dividends from net realized gain on investments	(14.59)	(13.55)	(13.43)	(8.75)	(8.92)	(2.13)
Total Distributions	(14.87)	(14.25)	(14.27)	(9.67)	(9.90)	(3.10)
Net asset value, end of period	47.39	59.43	62.63	58.04	62.55	83.14
Total Return (%)	5.94 (b)	21.18	37.72	9.87	(14.78)	42.64
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets	.21 (c)	.22	.22	.22	.23	.21
Ratio of net expenses to average net assets(d)	.20 (c)	.20	.20	.21	.22	.20
Ratio of net investment income to average net assets(d)	1.04 (c)	1.13	1.30	1.50	1.34	1.27
Portfolio Turnover Rate	1.19 (b)	2.69	2.44	1.85	1.84	3.27
Net Assets, end of period ($ x 1,000)	1,366,806	1,565,425	1,811,097	1,804,003	2,301,210	3,274,123

(a)	Based on average shares outstanding.
(b)	Not annualized.
(c)	Annualized.
(d)	Amount inclusive of Directors’ fees reimbursed by BNY Mellon Investment Adviser, Inc.
See notes to financial statements.
19

NOTES TO FINANCIAL STATEMENTS (Unaudited)
NOTE 1—
Significant Accounting Policies:
BNY Mellon Institutional S&P 500 Stock Index Fund (the “fund”) is a separate diversified series of BNY Mellon Investment Funds IV, Inc. (the “Company”), which is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company and operates as a series company currently offering three series, including the fund. The fund’s investment objective is to seek to match the total return of the S&P 500® Index. BNY Mellon Investment Adviser, Inc. (the “Adviser”), a wholly-owned subsidiary of The Bank of New York Mellon Corporation (“BNY”), serves as the fund’s investment adviser. BNY Mellon Securities Corporation (the “Distributor”), a wholly-owned subsidiary of the Adviser, is the distributor of the fund’s shares.
Effective November 14, 2025, the fund may operate as a non-diversified fund, as defined under the Act, as amended, to the approximate extent the S&P 500® Index is non-diversified, without shareholder approval. The fund may therefore operate as non-diversified solely as a result of a change in relative market capitalization or index weighting of one or more constituents of the index.
Class I shares are sold primarily to bank trust departments and other financial service providers (including BNY and its affiliates), acting on behalf of customers having a qualified trust or an investment account or relationship at such institution, and bear no Distribution or Shareholder Service Plan fees. Class I shares are offered without a front-end sales charge or a contingent deferred sales charge.
The Company accounts separately for the assets, liabilities and operations of each series. Expenses directly attributable to each series are charged to that series’ operations; expenses which are applicable to all series of the Company are allocated among them on a pro rata basis.
The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the SEC under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund is an investment company and applies the accounting and reporting guidance of the FASB ASC Topic 946 Financial Services-Investment Companies. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.
The Company enters into contracts that contain a variety of indemnifications. The fund’s maximum exposure under these arrangements is unknown. The fund does not anticipate recognizing any loss related to these arrangements.
(a) Portfolio valuation: The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).
Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.
Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:
Level 1—unadjusted quoted prices in active markets for identical investments.
Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).
Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:
Equity investments generally are valued at the last sale price on the day of valuation on the securities exchange or national securities market on which such securities primarily are traded. Securities listed on Nasdaq markets generally will be valued at the official closing price. If there are no transactions in a security, or no official closing prices for a Nasdaq market-listed security on that day, the security will be valued at the average of the most recent bid and asked prices. Bid price is used when no asked price is available. Open short
20

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)
positions for which there is no sale price on a given day are valued at the lowest asked price. Investments in other open-end investment companies are valued at their reported net asset values (“NAVs”) each day. All of the preceding securities are generally categorized within Level 1 of the fair value hierarchy.
Fair value of foreign equity securities may be determined with the assistance of a pricing service using correlations between the movement of prices of foreign securities and indexes of domestic securities and other appropriate indicators, such as closing market prices of relevant American Depositary Receipts and futures contracts. The valuation of a security based on this fair value process may differ from the security’s most recent closing price and from the prices used by other mutual funds to calculate their NAVs. Foreign securities held by a fund may trade on days when the fund does not calculate its NAV and thus may affect the fund’s NAV on days when investors will not be able to purchase or sell (redeem) fund shares. Utilizing these techniques may result in transfers between Level 1 and Level 2 of the fair value hierarchy.
Restricted securities, as well as securities or other assets for which recent market quotations or official closing prices are not readily available or are determined not to reflect accurately fair value (such as when the value of a security has been materially affected by events occurring after the close of the exchange or market on which the security is principally traded, but before the fund calculates its NAV), or which are not valued by the Service, are valued at fair value as determined in good faith based on procedures approved by the Company’s Board of Directors (the “Board”). Fair value of investments is determined by the Adviser, as the fund’s valuation designee pursuant to Rule 2a-5 under the Act, using such information as it deems appropriate under the circumstances. The factors that may be considered when fair valuing a security include fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. Using fair value to price investments may result in a value that is different from a security’s most recent closing price and from the prices used by other mutual funds to calculate their NAVs. These securities are either categorized within Level 2 or 3 of the fair value hierarchy depending on the relevant inputs used.
Futures contracts will be valued at the most recent settlement price and are generally categorized within Level 1 of the fair value hierarchy.
The following is a summary of the inputs used as of April 30, 2026 in valuing the fund’s investments:
	Level 1 - Unadjusted Quoted Prices	Level 2- Other Significant Observable Inputs	Level 3- Significant Unobservable Inputs	Total
Assets ($)
Investments in Securities:†
Equity Securities - Common Stocks	1,354,083,677	—	—	1,354,083,677
Investment Companies	12,584,185	—	—	12,584,185
	1,366,667,862	—	—	1,366,667,862
Other Financial Instruments:
Futures††	86,590	—	—	86,590
	86,590	—	—	86,590

†	See Schedule of Investments for additional detailed categorizations, if any.
††
Amount shown represents unrealized appreciation (depreciation) at period end, but only variation margin on exchange-traded and centrally cleared derivatives, if any, are reported in the Statement of Assets and Liabilities.

(b) Foreign taxes: The fund may be subject to foreign taxes (a portion of which may be reclaimable) on income, stock dividends, realized and unrealized capital gains on investments or certain foreign currency transactions. Foreign taxes are recorded in accordance with the applicable foreign tax regulations and rates that exist in the foreign jurisdictions in which the fund invests. These foreign taxes, if any, are paid by the fund and are reflected in the Statement of Operations, if applicable. Foreign taxes payable or deferred or those subject to reclaims as of April 30, 2026, if any, are disclosed in the fund’s Statement of Assets and Liabilities.
(c) Securities transactions and investment income: Securities transactions are recorded on a trade date basis. Realized gains and losses from securities transactions are recorded on the identified cost basis. Dividend income is recognized on the ex-dividend date and
21

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)
interest income, including, where applicable, accretion of discount and amortization of premium on investments, is recognized on the accrual basis.
Pursuant to a securities lending agreement with BNY, the fund may lend securities to qualified institutions. It is the fund’s policy that, at origination, all loans are secured by collateral of at least 102% of the value of U.S. securities loaned and 105% of the value of foreign securities loaned. Collateral equivalent to at least 100% of the market value of securities on loan is maintained at all times. Collateral is either in the form of cash, which can be invested in certain money market mutual funds managed by the Adviser, or U.S. Government and Agency securities. Any non-cash collateral received cannot be sold or re-pledged by the fund, except in the event of borrower default, and is not reflected in the Statement of Assets and Liabilities. The securities on loan, if any, are also disclosed in the fund’s Schedule of Investments. The fund is entitled to receive all dividends, interest and distributions on securities loaned, in addition to income earned as a result of the lending transaction. Should a borrower fail to return the securities in a timely manner, BNY is required to replace the securities for the benefit of the fund or credit the fund with the market value of the unreturned securities and is subrogated to the fund’s rights against the borrower and the collateral. Additionally, the contractual maturity of security lending transactions are on an overnight and continuous basis. During the period ended April 30, 2026, BNY did not earn any income from the lending of the fund’s portfolio securities, pursuant to the securities lending agreement.
For financial reporting purposes, the fund elects not to offset assets and liabilities subject to a securities lending agreement, if any, in the Statement of Assets and Liabilities. Therefore, all qualifying transactions are presented on a gross basis in the Statement of Assets and Liabilities. As of April 30, 2026, the fund had securities lending and the impact of netting of assets and liabilities and the offsetting of collateral pledged or received, if any, based on contractual netting/set-off provisions in the securities lending agreement are detailed in the following table:
Assets ($)
Gross amount of securities loaned, at value, as disclosed in the Statement of Assets and Liabilities	19,728,140
Collateral (received)/posted not offset in the Statement of Assets and Liabilities	(19,728,140)†
Net amount	-

†
The value of the related collateral received by the fund exceeded the value of the securities loaned by the fund pursuant to the securities lending agreement. In addition, the value of collateral may include pending sales that are also on loan. See Schedule of Investments for detailed information regarding collateral received for open securities lending.

(d) Affiliated issuers: Investments in other investment companies advised by the Adviser are considered “affiliated” under the Act.
(e) Market Risk: The value of the securities in which the fund invests may be affected by political, regulatory, economic and social developments, and developments that impact specific economic sectors, industries or segments of the market. In addition, turbulence in financial markets and reduced liquidity in equity, credit and/or fixed-income markets may negatively affect many issuers, which could adversely affect the fund. Global economies and financial markets are becoming increasingly interconnected, and conditions and events in one country, region or financial market may adversely impact issuers in a different country, region or financial market. These risks may be magnified if certain events or developments adversely interrupt the global supply chain; in these and other circumstances, such risks might affect companies world-wide. Local, regional or global events such as war, military conflicts, acts of terrorism, natural disasters, the spread of infectious illness or other public health issues, recessions, elevated levels of government debt, changes in trade regulation or economic sanctions, internal unrest and discord, or other events could have a significant impact on the fund and its investments.
Indexing Strategy Risk: The fund uses an indexing strategy. It does not attempt to manage market volatility, use defensive strategies or reduce the effects of any long-term periods of poor index performance. The correlation between fund and index performance may be affected by the fund’s expenses and/or use of sampling techniques, changes in securities markets, changes in the composition of the index and the timing of purchases and redemptions of fund shares.
(f) Dividends and distributions to shareholders: Dividends and distributions are recorded on the ex-dividend date. Dividends from net investment income are normally declared and paid quarterly. Dividends from net realized capital gains, if any, are normally declared and paid annually, but the fund may make distributions on a more frequent basis to comply with the distribution requirements of the
22

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)
Internal Revenue Code of 1986, as amended (the “Code”). To the extent that net realized capital gains can be offset by capital loss carryovers, it is the policy of the fund not to distribute such gains. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.
(g) Federal income taxes: It is the policy of the fund to continue to qualify as a regulated investment company, if such qualification is in the best interests of its shareholders, by complying with the applicable provisions of the Code, and to make distributions of taxable income and net realized capital gain sufficient to relieve it from substantially all federal income and excise taxes.
As of and during the period ended April 30, 2026, the fund did not have any liabilities for any uncertain tax positions. The fund recognizes interest and penalties, if any, related to uncertain tax positions as income tax expense in the Statement of Operations. During the period ended April 30, 2026, the fund did not incur any interest or penalties.
Each tax year in the three-year period ended October 31, 2025 remains subject to examination by the Internal Revenue Service and state taxing authorities.
The tax character of distributions paid to shareholders during the fiscal year ended October 31, 2025 were as follows: ordinary income $22,223,245 and long-term capital gains $376,761,638. The tax character of current year distributions will be determined at the end of the current fiscal year.
(h) Operating segment reporting: In accordance with FASB Accounting Standards Update 2023-07, Segment Reporting (Topic 280) - Improvements to Reportable Segment Disclosures (“ASU 2023-07”), the fund has operated and been managed as a single reportable segment, generating returns through dividends, interest, and/or gains from investments aligned with its single stated investment objective as outlined in the fund’s prospectus. The fund’s accounting policies are consistent with those described in these Notes to Financial Statements. The chief operating decision maker (“CODM”) is represented by BNY Investments and is comprised of Senior Management and Directors of BNY Investments. The CODM considers the net increase in net assets resulting from operations when deciding whether to purchase additional investments or make distributions to shareholders. Detailed financial information for the fund is presented in these financial statements, including total assets and liabilities in the Statement of Assets and Liabilities, investments held in the Schedule of Investments, results of operations and significant segment expenses in the Statement of Operations, and additional performance information—such as total return, portfolio turnover, and ratios—in the Financial Highlights.
NOTE 2—
Bank Lines of Credit:
The fund participates with other long-term open-end funds managed by the Adviser in a $738 million unsecured credit facility led by Citibank, N.A. (the “Citibank Credit Facility”) and a $300 million unsecured credit facility provided by BNY (the “BNY Credit Facility”), each to be utilized primarily for temporary or emergency purposes, including the financing of redemptions (each, a “Facility”). The Citibank Credit Facility is available in two tranches: (i) Tranche A is in an amount equal to $618 million and is available to all long-term open-ended funds, including the fund, and (ii) Tranche B is an amount equal to $120 million and is available only to BNY Mellon Floating Rate Income Fund, a series of BNY Mellon Investment Funds IV, Inc. In connection therewith, the fund has agreed to pay its pro rata portion of commitment fees for Tranche A of the Citibank Credit Facility and the BNY Credit Facility. Interest is charged to the fund based on rates determined pursuant to the terms of the respective Facility at the time of borrowing. During the period ended April 30, 2026, the fund did not borrow under either Facility.
NOTE 3—
Management Fee and Other Transactions with Affiliates:
(a) Pursuant to a management agreement with the Adviser, the Adviser provides or arranges for one or more third parties and/or affiliates to provide investment advisory, administrative, custody, fund accounting and transfer agency services the fund. The Adviser also directs the investments of the fund in accordance with its investment objective, policies and limitations. For these services, the fund is contractually obligated to pay the Adviser a fee, calculated daily and paid monthly, at an annual rate of .20% of the value of the fund’s average daily net assets. The Adviser has agreed in its management agreement with the fund to pay all of the fund’s expenses, except management fees, interest expenses, brokerage commissions, and commitment fees on borrowings, if any, fees pursuant to any distribution or shareholder services plan adopted by the fund, fees and expenses of the non-interested board members and their counsel and independent counsel to the fund, and any extraordinary expenses. The Adviser has further agreed to reduce its fee in an amount equal to the fund’s allocable portion of the fees and expenses of the non-interested board members and the fees and expenses of independent counsel to the fund and to the non-interested board members. These provisions in the management agreement may not be amended without the approval of the fund’s shareholders. During the period ended April 30, 2026, fees reimbursed by the Adviser amounted to $87,450.
23

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)
(b) The fund has an arrangement with The Bank of New York Mellon (the “Custodian”), a subsidiary of BNY and an affiliate of the Adviser, whereby the fund will receive interest income or be charged overdraft fees when cash balances are maintained. For financial reporting purposes, the fund includes this interest income and overdraft fees, if any, as interest income in the Statement of Operations.
The components of “Due to BNY Mellon Investment Adviser, Inc.” in the Statement of Assets and Liabilities consist of: management fee of $220,027, which are offset against an expense reimbursement currently in effect in the amount of $13,500.
(c) Each board member of the fund also serves as a board member of other funds in the BNY Mellon Family of Funds complex. Annual retainer fees and attendance fees are allocated to each fund based on net assets.
NOTE 4—
Securities Transactions:
The aggregate amount of purchases and sales of investment securities, excluding short-term securities and derivatives, during the period ended April 30, 2026, amounted to $16,733,560 and $283,886,930, respectively.
Derivatives: A derivative is a financial instrument whose performance is derived from the performance of another asset. Rule 18f-4 under the Act regulates the use of derivatives transactions for certain funds registered under the Act. Each type of derivative instrument that was held by the fund during the period ended April 30, 2026 is discussed below.
Deposits with Broker: The amount included in Cash collateral held by broker in the Statement of Asset and Liabilities represents cash balances that are held by a broker, including collateral required for derivative contracts. Any income earned on cash balances held by a broker is recorded as interest income to the fund.
Futures: In the normal course of pursuing its investment objective, the fund is exposed to market risk, including equity price risk, as a result of changes in value of underlying financial instruments. The fund invests in futures in order to manage its exposure to or protect against changes in the market. A futures contract represents a commitment for the future purchase or a sale of an asset at a specified date. Upon entering into such contracts, these investments require initial margin deposits with a counterparty, which consist of cash or cash equivalents. The amount of these deposits is determined by the exchange or Board of  Trade on which the contract is traded and is subject to change. Accordingly, variation margin payments are received or made to reflect daily unrealized gains or losses which are recorded in the Statement of Operations. When the contracts are closed, the fund recognizes a realized gain or loss which is reflected in the Statement of Operations. There is minimal counterparty credit risk to the fund with futures since they are exchange traded, and the exchange guarantees the futures against default. Futures open at April 30, 2026 are set forth in the fund’s Schedule of Investments.
The following tables show the  fund’s exposure to different types of market risk as it relates to the Statement of Assets and Liabilities and the Statement of Operations, respectively.
Fair value of derivative instruments as of April 30, 2026 is shown below:
	Derivative Assets ($)		Derivative Liabilities ($)
Equity Risk	86,590 (1)	Equity Risk	-
Gross fair value of derivative contracts	86,590		-

Statement of Assets and Liabilities location:
(1)	Includes cumulative appreciation (depreciation) on futures as reported in the Schedule of Investments, but only the unpaid variation margin is reported in the Statement of Assets and Liabilities.
The effect of derivative instruments in the Statement of Operations during the period ended April 30, 2026 is shown below:
Amount of realized gain (loss) on derivatives recognized in income ($)
Underlying risk	Futures(1)	Total
Equity	741,646	741,646
Total	741,646	741,646
24

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

Net change in unrealized appreciation (depreciation) on derivatives recognized in income ($)
Underlying risk	Futures(2)	Total
Equity	(569,282)	(569,282)
Total	(569,282)	(569,282)

Statement of Operations location:
(1)	Net realized gain (loss) on futures.
(2)	Net change in unrealized appreciation (depreciation) on futures.
The following table summarizes the monthly average market value of derivatives outstanding during the period ended April 30, 2026:
Average Market Value ($)
Futures:
Equity Futures Long	13,408,525
At April 30, 2026, accumulated net unrealized appreciation on investments inclusive of derivative contracts was $1,132,974,612, consisting of $1,146,425,942 gross unrealized appreciation and $13,451,330 gross unrealized depreciation.
At April 30, 2026, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Schedule of Investments).
25

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies (Unaudited)
(a) The Fund is a series of BNY Mellon Investment Funds IV, Inc. (the “Company”). KPMG LLP (“KPMG”) was the independent registered public accounting firm for the Fund until its dismissal on January 1, 2026.
During each of the two fiscal years ended October 31, 2025 and October 31, 2024, and the subsequent interim period through January 1, 2026, there were no disagreements with KPMG on any matter of accounting principles or practices, financial statement disclosure, or auditing scope or procedure, which, if not resolved to the satisfaction of KPMG, would have caused KPMG to make reference to the subject matter of the disagreement in connection with KPMG’s reports on the financial statements. In addition, there have been no reportable events of the kind described in Item 304(a)(1)(v) of Regulation S-K under the Securities Exchange Act of 1934.
The audit reports of KPMG on the financial statements of the Fund as of and for the fiscal years ended October 31, 2025 and October 31, 2024 did not contain an adverse opinion or disclaimer of opinion, and were not qualified or modified as to uncertainty, audit scope, or accounting principles.
The Fund provided KPMG with a copy of the foregoing disclosures and has requested that KPMG furnish the Fund with a letter addressed to the U.S. Securities and Exchange Commission (the “SEC”) stating whether KPMG agrees with the above statements. A copy of the letter from KPMG is filed as an Exhibit to this Form N-CSR.
(b) At a meeting held on August 19, 2025, the Audit Committee and Board of the Company approved the appointment of Ernst & Young LLP (“EY”) as the Fund’s independent registered public accounting firm effective January 1, 2026. EY serves as the independent registered public accounting firm for all funds in the BNY Mellon Family of Funds. Accordingly, a change in the Fund’s independent registered public accounting firm was deemed to occur as of January 1, 2026.
26

Item 9. Proxy Disclosures for Open-End Management Investment Companies (Unaudited)
A special meeting of the fund’s shareholders was held on November 20, 2025 for the election of additional Board members whose terms commenced on January 1, 2026. The results were as follows:
	Shares
	For	Withheld
To elect six Board Members to the Board of Directors of the Fund:
Andrew J. Donohue	83,953,429	937,093
Joan L. Gulley	83,949,992	940,529
Alan H. Howard	83,949,650	940,872
Robin A. Melvin	83,970,648	919,874
Bradley J. Skapyak	83,981,554	908,967
Burton N. Wallack	83,949,786	940,736
27

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies (Unaudited)
Each board member also serves as a board member of other funds in the BNY Mellon Family of Funds complex, and annual retainer fees and meeting attendance fees are allocated to each fund based on net assets. The Adviser reimburses the fund for the fees and expenses of the non-interested board members. Compensation paid by the fund to the board members and board member fees reimbursed by the Adviser during the period are within Item 7. Statement of Operations as Directors’ and Directors’ fees reimbursed by BNY Mellon Investment Adviser, Inc., respectively.
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Item 11. Statement Regarding Basis for Approval of Investment Advisory Contracts (Unaudited)
At a meeting of the fund’s Board of Directors (the “Board”) held on March 3-4, 2026, the Board considered the renewal of the fund’s Investment Management Agreement, pursuant to which the Adviser provides the fund with investment advisory and administrative services (the “Agreement”). The Board members, none of whom are “interested persons” (as defined in the Investment Company Act of 1940, as amended) of the fund, were assisted in their review by independent legal counsel and met with counsel in executive session separate from representatives of the Adviser. In considering the renewal of the Agreement, the Board considered several factors that it believed to be relevant, including those discussed below. The Board did not identify any one factor as dispositive, and each Board member may have attributed different weights to the factors considered.
Analysis of Nature, Extent, and Quality of Services Provided to the Fund. The Board considered information provided to it at the meeting and in previous presentations from representatives of the Adviser regarding the nature, extent, and quality of the services provided to funds in the BNY fund complex, including the fund. The Adviser provided the number of open accounts in the fund, the fund’s asset size and the allocation of fund assets among distribution channels. The Adviser also had previously provided information regarding the diverse intermediary relationships and distribution channels of funds in the BNY fund complex (such as retail direct or intermediary, in which intermediaries typically are paid by the fund and/or the Adviser) and the Adviser’s corresponding need for broad, deep, and diverse resources to be able to provide ongoing shareholder services to each intermediary or distribution channel, as applicable to the fund.
The Board also considered research support available to, and portfolio management capabilities of, the fund’s portfolio management personnel and that the Adviser also provides oversight of day-to-day fund operations, including fund accounting and administration and assistance in meeting legal and regulatory requirements. The Board also considered the Adviser’s extensive administrative, accounting and compliance infrastructures. The Board also considered portfolio management’s brokerage policies and practices (including policies and practices regarding soft dollars) and the standards applied in seeking best execution.
Comparative Analysis of the Fund’s Performance and Management Fee and Expense Ratio. The Board reviewed reports prepared by Broadridge Financial Solutions, Inc. (“Broadridge”), an independent provider of investment company data based on classifications provided by Thomson Reuters Lipper (“Lipper”), which included information comparing (1) the performance of the fund’s Class I shares with the performance of a group of institutional S&P 500 index funds selected by Broadridge as comparable to the fund (the “Performance Group”) and with a broader group of funds consisting of all retail and institutional S&P 500 index funds (the “Performance Universe”), all for various periods ended December 31, 2025, and (2) the fund’s actual and contractual management fees and total expenses with those of the same group of funds in the Performance Group (the “Expense Group”) and with a broader group of funds consisting of all institutional S&P 500 index funds, excluding outliers (the “Expense Universe”), the information for which was derived in part from fund financial statements available to Broadridge as of the date of its analysis. The Adviser previously had furnished the Board with a description of the methodology Broadridge used to select the Performance Group and Performance Universe and the Expense Group and Expense Universe.
Performance Comparisons. Representatives of the Adviser stated that the usefulness of performance comparisons may be affected by a number of factors, including different investment limitations and policies that may be applicable to the fund and comparison funds and the end date selected. The Board also considered the fund’s performance in light of overall financial market conditions. The Board discussed with representatives of the Adviser the results of the comparisons and considered that the fund’s total return performance was equal to or approximately equal to the Performance Group median for all periods and was slightly above the Performance Universe median for all periods. The Adviser also provided a comparison of the fund’s calendar year total returns to the returns of the fund’s benchmark index. The Board noted that the fund had a four star rating for each of the three-, five- and ten-year periods and a four star overall rating from Morningstar based on Morningstar’s risk adjusted return measures.
Management Fee and Expense Ratio Comparisons. The Board reviewed and considered the contractual management fee rate payable by the fund to the Adviser in light of the nature, extent and quality of the management services provided by the Adviser. In addition, the Board reviewed and considered the actual management fee rate paid by the fund over the fund’s last fiscal year, which included reductions for an expense waiver agreement in place that reduced the management fee paid to the Adviser. The Board also reviewed the range of actual and contractual management fees and total expenses as a percentage of average net assets of the Expense Group and Expense Universe funds and discussed the results of the comparisons.
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Item 11. Statement Regarding Basis for Approval of Investment Advisory Contracts (Unaudited) (continued)
The Board noted that the Adviser pays all fund expenses, other than the actual management fee and certain other expenses. Because of the fund’s “unitary” fee structure, the Board recognized that the fund’s fees and expenses will vary within a much smaller range and the Adviser will bear the risk that fund expenses may increase over time. On the other hand, the Board noted that it is possible that the Adviser could earn a profit on the fees charged under the Agreement and would benefit from any price decreases in third party services covered by the Agreement. Taking into account the fund’s “unitary” fee structure, the Board considered that the fund’s contractual management fee was higher than the Expense Group median contractual management fee, the fund’s actual management fee was higher than the Expense Group median and higher than the Expense Universe median actual management fee, and the fund’s total expenses were approximately equivalent to the Expense Group median and approximately equivalent to the Expense Universe median total expenses.
Representatives of the Adviser reviewed with the Board the management or investment advisory fees (1) paid by one other fund advised by the Adviser that is in the same Lipper category as the fund and (2) paid to the Adviser or its affiliates for advising any separate accounts and/or other types of client portfolios that are considered to have similar investment strategies and policies as the fund (the “Similar Clients”), and explained the nature of the Similar Clients. They discussed differences in fees paid and the relationship of the fees paid in light of any differences in the services provided and other relevant factors, noting the fund’s “unitary” fee structure. The Board considered the relevance of the fee information provided for the Similar Clients to evaluate the appropriateness of the fund’s management fee.
Analysis of Profitability and Economies of Scale. Representatives of the Adviser reviewed the expenses allocated and profit received by the Adviser and its affiliates and the resulting profitability percentage for managing the fund and the aggregate profitability percentage to the Adviser and its affiliates for managing the funds in the BNY fund complex, and the method used to determine the expenses and profit. The Board concluded that the profitability results were not excessive, given the services rendered and service levels provided by the Adviser and its affiliates. The Board also had been provided with information prepared by an independent consulting firm regarding the Adviser’s approach to allocating costs to, and determining the profitability of, individual funds and the entire BNY fund complex. The consulting firm also had analyzed where any economies of scale might emerge in connection with the management of a fund.
The Board considered, on the advice of its counsel, the profitability analysis (1) as part of its evaluation of whether the fee under the Agreement, considered in relation to the mix of services provided by the Adviser, including the nature, extent and quality of such services, supported the renewal of the Agreement and (2) in light of the relevant circumstances for the fund and the extent to which economies of scale would be realized if the fund grows and whether fee levels reflect these economies of scale for the benefit of fund shareholders. Representatives of the Adviser stated that a discussion of economies of scale is predicated on a fund having achieved a substantial size with increasing assets and that, if a fund’s assets had been stable or decreasing, the possibility that the Adviser may have realized any economies of scale would be less. Representatives of the Adviser also stated that, as a result of shared and allocated costs among funds in the BNY fund complex, the extent of economies of scale could depend substantially on the level of assets in the complex as a whole, so that increases and decreases in complex-wide assets can affect potential economies of scale in a manner that is disproportionate to, or even in the opposite direction from, changes in the fund’s asset level. The Board also considered potential benefits to the Adviser from acting as investment adviser and took into consideration that there were no soft dollar arrangements in effect for trading the fund’s investments.
At the conclusion of these discussions, the Board agreed that it had been furnished with sufficient information to make an informed business decision with respect to the renewal of the Agreement. Based on the discussions and considerations as described above, the Board concluded and determined as follows.
●The Board concluded that the nature, extent and quality of the services provided by the Adviser are satisfactory and appropriate.
●The Board was generally satisfied with the fund’s performance.
●The Board concluded that the fees paid to the Adviser continued to be appropriate under the circumstances and in light of the factors and the totality of the services provided as discussed above.
●The Board determined that the economies of scale which may accrue to the Adviser and its affiliates in connection with the management of the fund had been adequately considered by the Adviser in connection with the fee rate charged to the fund pursuant to the Agreement and that, to the extent in the future it were determined that material economies of scale had not been shared with the fund, the Board would seek to have those economies of scale shared with the fund.
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In evaluating the Agreement, the Board considered these conclusions and determinations and also relied on its previous knowledge, gained through meetings and other interactions with the Adviser and its affiliates, of the Adviser and the services provided to the fund by the Adviser. The Board also relied on information received on a routine and regular basis throughout the year relating to the operations of the fund and the investment management and other services provided under the Agreement, including information on the investment performance of the fund in comparison to similar mutual funds and benchmark performance indices; general market outlook as applicable to the fund; and compliance reports. In addition, the Board’s consideration of the contractual fee arrangements for the fund had the benefit of a number of years of reviews of the Agreement for the fund, or substantially similar agreements for other BNY funds that the Board oversees, during which lengthy discussions took place between the Board and representatives of the Adviser. Certain aspects of the arrangements may receive greater scrutiny in some years than in others, and the Board’s conclusions may be based, in part, on its consideration of the fund’s arrangements, or substantially similar arrangements for other BNY funds that the Board oversees, in prior years. The Board determined to renew the Agreement.
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© 2026 BNY Mellon Securities Corporation
Code-0713NCSRSA0426

Item 12.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 13.	Portfolio Managers for Closed-End Management Investment Companies.

Not applicable.

Item 14.	Purchases of Equity Securities By Closed-End Management Investment Companies and Affiliated Purchasers.

Not applicable.

Item 15.	Submission of Matters to a Vote of Security Holders.

There have been no materials changes to the procedures applicable to Item 15.

Item 16.	Controls and Procedures.

(a)	The Registrant's principal executive and principal financial officers have concluded, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant's disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-CSR is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-CSR is accumulated and communicated to the Registrant's management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.
(b)	There were no changes to the Registrant's internal control over financial reporting that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 17.	Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 18.	Recovery of Erroneously Awarded Compensation.

Not applicable.

Item 19.	Exhibits.

(a)(1) Not applicable.

(a)(2) Not applicable.

(a)(3) Certifications of principal executive and principal financial officers as required by Rule 30a- 2(a) under the Investment Company Act of 1940.

(a)(4) Not applicable.

(a)(5)(i) Change in Registrant's Independent Public Accountant attached hereto.

(a)(5)(ii) Letter from Registrant's former Independent Public Accountant attached hereto.

(b) Certification of principal executive and principal financial officers as required by Rule 30a-2(b) under the Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

BNY Mellon Investment Funds IV, Inc.

By: /s/ David J. DiPetrillo

David J. DiPetrillo

President (Principal Executive Officer)

Date: June 29, 2026

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By: /s/ David J. DiPetrillo

David J. DiPetrillo

President (Principal Executive Officer)

Date: June 29, 2026

By: /s/ James Windels

James Windels

Treasurer (Principal Financial Officer)

Date: June 29, 2026

EXHIBIT INDEX

(a)(3) Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940. (EX-99.CERT)

(a)(5)(i) Change in Registrant's Independent Public Accountant attached hereto.

(a)(5)(ii) Letter from Registrant's former Independent Public Accountant attached hereto.

(b)       Certification of principal executive and principal financial officers as required by Rule 30a-2(b) under the Investment Company Act of 1940. (EX-99.906CERT)